        As filed with the Securities and Exchange Commission on October 28, 2005
         1933 Act Registration No. 33-72416; 1940 Act Registration No. 811-08200

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. _____
                         Post-Effective Amendment No. 22

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 22

                              Bridgeway Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

             5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448
                    (Address of Principal Executive Offices)
                                 (713) 661-3500
              (Registrant's Telephone Number, including Area Code)

                        John N. R. Montgomery, President
                       Bridgeway Capital Management, Inc.
             5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                                Michael P. O'Hare
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:  As soon as practicable  after the
Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on October 28, 2005 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                 BRIDGEWAY FUNDS

                 A no-load mutual fund family of domestic funds

                             AGGRESSIVE INVESTORS 1
                            (CLOSED TO NEW INVESTORS)

                             AGGRESSIVE INVESTORS 2

                          ULTRA-SMALL COMPANY (CLOSED)

                           ULTRA-SMALL COMPANY MARKET

                                MICRO-CAP LIMITED
                            (CLOSED TO NEW INVESTORS)

                                SMALL-CAP GROWTH

                                 SMALL-CAP VALUE

                                LARGE-CAP GROWTH

                                 LARGE-CAP VALUE

                               BLUE CHIP 35 INDEX

                                    BALANCED

                                   Prospectus
                                October 28, 2005
                                www.bridgeway.com

     Neither the  Securities and Exchange  Commission  nor any state  securities commission has approved or  disapproved  of these  securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[BRIDGEWAY FUNDS LOGO]

     This prospectus  presents concise  information  about Bridgeway Funds, Inc.
that you should know before investing. Please keep it for future reference. Text in shaded  "translation"  boxes is  intended  to help the reader  understand  or interpret other information presented nearby.

                                TABLE OF CONTENTS

The Funds                                                              2
Suitability                                                            2
Commodity Exchange Act                                                 2
Aggressive Investors 1 Fund                                            3
Aggressive Investors 2 Fund                                            8
Ultra-Small Company Fund                                              14
Ultra-Small Company
   Market Fund                                                        19
Micro-Cap Limited Fund                                                25
Small-Cap Growth Fund                                                 30
Small-Cap Value Fund                                                  35
Large-Cap Growth Fund                                                 40
Large-Cap Value Fund                                                  45
Blue Chip 35 Index Fund                                               50
Balanced Fund                                                         56
Management of the Funds                                               63

Selective Disclosure of
   Portfolio Holdings                                                 66
Code of Ethics                                                        66
Shareholder Information                                               67
Net Asset Value                                                       67
Rule 12b-1 and
   Shareholder Services Fees                                          68
Policy Regarding Excessive or Short-Term
   Trading of Fund Shares                                             69
Purchasing Shares                                                     70
Redeeming Shares                                                      73
Exchanging Shares                                                     76
Miscellaneous Information                                             76
Tax Efficiency                                                        79
Closed Fund Status Definitions                                        80
Privacy Policy                                                        82

                           PROSPECTUS October 28, 2005

                             [BRIDGEWAY FUNDS, INC]

THE FUNDS

     Bridgeway  Funds,  Inc. is a fully no-load  diversified  mutual fund family comprised of eleven Funds:  Aggressive Investors 1 Fund,  Aggressive Investors 2
Fund,  Ultra-Small  Company Fund,  Ultra-Small  Company  Market Fund,  Micro-Cap
Limited Fund,  Small-Cap  Growth Fund,  Small-Cap Value Fund,  Large-Cap  Growth
Fund,  Large-Cap  Value Fund,  Blue Chip 35 Index Fund, and Balanced Fund.  Each
Fund has its own investment objective, strategy, and risk profile.

SUITABILITY

All eleven Funds:

     o    are designed for investors with long-term goals in mind.
     o    strongly discourage short-term trading of shares.
     o    offer you the opportunity to participate in financial  markets through funds  professionally  managed by Bridgeway Capital  Management,  Inc.
          (the "Adviser" or "Bridgeway Capital Management").
     o    offer you the opportunity to diversify your investments.
     o    carry  certain  risks,  including  the risk that you can lose money if fund shares, when redeemed, are worth less than the purchase price.
     o    are not bank deposits and are not guaranteed or insured.

COMMODITY EXCHANGE ACT

     Bridgeway  Funds has filed a notice of  eligibility  for exclusion from the definition of the term  "commodity  pool  operator" in accordance  with Rule 4.5 under the  Commodity  Exchange  Act  ("CEA")  and  therefore,  is not subject to registration or regulation as a commodity pool operator under the CEA.

                           Aggressive Investors 1 Fund
                         BRAGX (Closed to New Investors)

     Investment Objective: The Aggressive Investors 1 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk  roughly  equal to that of the stock  market  over  longer periods  of time  (three  years or  more).  The S&P 500  Index,  a  broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 common  stocks with  dividends  reinvested,  serves as a proxy for "stock market" in this objective. The Fund's investment objective may be changed by the
Board of Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common  stocks of companies of any size that are listed on the New York Stock
Exchange,  the  American  Stock  Exchange and NASDAQ.  The Fund  selects  stocks according to proprietary quantitative models that span various investment styles including  both  "growth"  and "value."  Value  stocks are those priced  cheaply relative  to some  financial  measures  of worth.  Growth  stocks  are those the
Adviser  believes have above average  prospects  for economic  growth.  The Fund seeks to achieve the risk objective by investing in stocks that it believes have a  lower  probability  of  decline  in  the  long  term,  though  more  volatile individually  in the short  term.  The Fund may  engage in active  and  frequent
trading,   which  could  result  in  higher  trading  costs,   lower  investment
performance, and for shareholders in taxable accounts, a higher tax burden. This
Fund will have  "right of first  refusal"  over  Aggressive  Investors 2 Fund to purchase  small-  and  mid-cap  stocks  for which  there is  relatively  limited liquidity. The Fund may also use aggressive investment techniques such as:

     o    leveraging (borrowing up to 50% of its assets from banks),
     o    purchasing  and selling  futures and options on individual  stocks and stock indexes,
     o    entering into short-sale transactions (up to 20% of assets),
     o    investing up to 25% of assets in a single company,
     o    investing  up to 10% of assets in foreign  companies  (currently  only those that trade on American exchanges), and
     o    short-term  trading (buying and selling the same security in less than a three-month timeframe).

     The Fund  sometimes  invests  in a smaller  number of  companies  than many mutual funds.  Based on ending data from the last five fiscal years,  the number of  companies  in the Fund has been  between 51 and 76. The top ten stocks  have sometimes  accounted for almost half of Fund net assets. It would not be unusual for one or two stocks each to represent 5% to 10% or more of Fund holdings.

     Principal Risk Factors: Shareholders of the Aggressive Investors 1 Fund are
exposed to higher risk than the stock market as a whole and could lose money.

     Since the Fund  invests in  companies  of any size and because  there are a larger  number  of small  companies,  the Fund  may  bear  the  short-term  risk
(volatility) associated with small companies,  especially in the early stages of an  economic  or  stock  market  downturn.  The Fund  may  also  exhibit  higher volatility due to the use of aggressive investment techniques including futures, options,  and  leverage.  These  techniques  may  magnify the risk of loss in an unfavorable market environment.

     Investments in foreign  companies can be more volatile than  investments in
U.S. companies. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies,  relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. Individual short-sale positions can theoretically  expose  shareholders to unlimited loss,  although the Adviser seeks to mitigate this potential loss by limiting a single  short-sale  position to 2.5% of the Fund's net assets at the time of opening the position.

     The Fund's  use of  futures  and  options  to manage  risk or hedge  market volatility are subject to certain additional risks.  Futures and options may not always be successful hedges,  and their prices can be highly volatile.  They may not always  successfully  manage risk. Using futures and options could lower the
Fund's total return,  and the potential  loss from the use of futures can exceed the  Fund's  initial  investment  in such  contracts.  Also,  the  Fund's use of leverage  may  cause  the  Fund's  portfolio  to be  more  volatile  than if the portfolio had not been leveraged because leverage could exaggerate the effect of any increase or decrease in the value of the securities held by the Fund.

     The Fund sometimes invests in a smaller number of companies. This is called
"focus  investing,"  and will  likely add to Fund  volatility.  It  exposes  the shareholder  to  company-specific  risk, or the risk that  bankruptcy,  or other negative event, of a single company will significantly affect total Fund return.

     Who Should  Invest:  The Fund closed to new  investors on November 21, 2001 when net assets  reached $275  million.  The Adviser  believes that this Fund is more appropriate as a long-term investment (at least five years, but ideally ten years or more)  for  shareholders  who can  accommodate  high  short-term  price volatility.  It may also be  appropriate as a diversifier (a method of spreading risk) of other investments.  It is not an appropriate  investment for short-term investors,  those  trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of stock market indexes of large and small companies.  This information is based on past performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

          [The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1995     27.10%
         1996     32.20%
         1997     18.27%
         1998     19.28%
         1999    120.62%
         2000     13.58%
         2001    -11.20%
         2002    -18.01%
         2003     53.97%
         2004     12.21%

      Return from 1/1/05 through 9/30/05 was 15.59%.
      Best Quarter: Q4 99, +69.34%          Worst Quarter: Q3 98, -23.28%

                  Average Annual Total % returns as of 12/31/04

--------------------------------------------------------------------------------
Fund / Index                                  1 Year       5 Years     10 Years
--------------------------------------------------------------------------------
Bridgeway Aggressive Investors 1 Fund         12.21%        7.40%       22.28%
   Return Before Taxes
   Return After Taxes on Distributions(1)     12.21%        6.94%       20.83%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                   7.94%        6.09%       19.41%
--------------------------------------------------------------------------------
S&P 500 Index (2) (reflects no deductions     10.88%       (2.30%)      12.05%
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Russell 2000 Index (3) (reflects no           18.33%        6.61%       11.54%
   deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the highest  historical  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes. In certain cases,  the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The S&P 500 Index is a  broad-based,  unmanaged  measurement  of  changes in stock market conditions based on the average of 500 common stocks with dividends reinvested. It is not possible to invest directly in an index or average.

(3) The Russell 2000 Index is an unmanaged,  market value weighted index,  which measures  performance  of the 2,000  companies  that are between the 1,000th and
3,000th largest in the market with dividends  reinvested.  It is not possible to invest  directly  in an index or  average.  Past  performance  (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                      Aggressive Investors 1 Fund Fee Table

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees                                                        None
  Exchange Fees                                                          None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                         1.39%
  Distribution (12b-1) [and / or service] Fees (2)                       0.00%
  Other Expenses                                                         0.19%
     Total Annual Fund Operating Expenses                                1.58%
  Fee Waiver (3)                                                         0.00%
     Net Expenses                                                        1.58%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  1.80%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                   Aggressive Investors 1 Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $161            $499            $860           $1,878
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Aggressive Investors 1 Fund
                                                         For the Year Ended June 30,
                                               2005       2004      2003      2002       2001
                                              ------     ------    ------    ------     ------
Per Share Data
  Net asset value, beginning of year          $49.43     $39.94    $36.51    $41.94     $48.99
                                              ------     ------    ------    ------     ------
  Income from investment operations:
      Net investment loss^                     (0.26)     (0.58)    (0.27)    (0.34)     (0.42)
      Net realized and unrealized gain (loss)   7.43      10.07      3.70     (5.09)     (4.21)
                                              ------     ------    ------    ------     ------
           Total from investment operations     7.17       9.49      3.43     (5.43)     (4.63)
                                              ------     ------    ------    ------     ------
  Less distributions to shareholders:
      Net realized gain                         0.00       0.00      0.00      0.00      (2.42)
                                              ------     ------    ------    ------     ------
           Total distributions                  0.00       0.00      0.00      0.00      (2.42)
                                              ------     ------    ------    ------     ------
  Net asset value, end of year                $56.60     $49.43    $39.94    $36.51     $41.94
                                              ======     ======    ======    ======     ======

Total Return                                   14.51%     23.76%     9.40%   (12.95%)    (9.40%)
Ratios & Supplemental Data

  Net assets, end of year ('000's)          $368,886   $353,684  $281,375  $276,876   $257,396
Ratios to average net assets:
  Expenses after waivers and reimbursements     1.58%      1.74%     1.90%     1.81%      1.80%
  Expenses before waivers and reimbursements    1.58%      1.74%     1.90%     1.81%      1.80%
     Net investment loss after
    waivers and reimbursements                 (0.51%)    (1.24%)   (0.81%)   (0.89%)    (0.95%)

      Portfolio turnover rate                  155.0%     150.7%    138.0%    154.0%     109.6%

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

                         The Aggressive Investors 2 Fund
                                      BRAIX

     Investment Objective: The Aggressive Investors 2 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk  roughly  equal to that of the stock  market  over  longer periods  of time  (three  years or  more).  The S&P 500  Index,  a  broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 common  stocks with  dividends  reinvested,  serves as a proxy for "stock market" in this objective. The Fund's investment objective may be changed by the
Board of Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common  stocks of companies of any size that are listed on the New York Stock
Exchange,  the  American  Stock  Exchange and NASDAQ.  The Fund  selects  stocks according to proprietary quantitative models that span various investment styles including  both  "growth"  and "value."  Value  stocks are those priced  cheaply relative  to some  financial  measures  of worth.  Growth  stocks  are those the
Adviser  believes have above average  prospects  for economic  growth.  The Fund seeks to achieve the risk objective by investing in stocks that it believes have a  lower  probability  of  decline  in  the  long  term,  though  more  volatile individually  in the short  term.  The Fund may  engage in active  and  frequent
trading,   which  could  result  in  higher  trading  costs,   lower  investment
performance, and, for shareholders in taxable accounts, a higher tax burden. The
Aggressive  Investors  1 Fund has  "right  of first  refusal"  over this Fund to purchase  small-  and  mid-cap  stocks  for which  there is  relatively  limited liquidity. The Fund may also use aggressive investment techniques such as:

     o    leveraging (borrowing up to 50% of its assets from banks),
     o    purchasing  and selling  futures and options on individual  stocks and stock indexes,
     o    entering into short-sale transactions (up to 20% of assets),
     o    investing up to 25% of assets in a single company,
     o    investing  up to 10% of assets in foreign  companies  (currently  only those that trade on American exchanges), and
     o    short-term  trading (buying and selling the same security in less than a three-month timeframe).

     The Fund  sometimes  invests  in a smaller  number of  companies  than many mutual  funds.  Based on ending data for the fiscal years since  inception,  the number of  companies  in the Fund has been between 55 and 65. The top ten stocks have  sometimes  accounted  for almost half of Fund net assets.  It would not be unusual for one or two stocks each to represent 10% or more of Fund holdings.

     Differences Between Aggressive  Investors 2 Fund and Aggressive Investors 1
Fund:  The Aggressive  Investors 2 Fund became  operational on October 31, 2001.
The Aggressive  Investors 1 Fund became operational on August 5, 1994, under the original name Bridgeway  Aggressive Growth Portfolio.  Bridgeway Funds' Board of
Directors  voted to close  Aggressive  Investors 1 Fund to new investors at $275 million in net assets so that it would  remain more  "nimble"  (able to purchase and sell smaller  stocks more quickly or at potentially  more  favorable  prices than would otherwise be possible.)

     The investment  objective of both Funds is identical,  but the execution of the strategy is different. For instance, over the long-term, the Adviser expects
Aggressive Investors 2 Fund to have a lower percentage of net assets invested in smaller stocks,  have lower turnover (less frequent  trading of securities),  be slightly more tax efficient, and be somewhat less volatile. However, the reverse may be true  during  periods  that  Aggressive  Investors  2 Fund has  lower net assets,  such as during the most recent fiscal year. Although this occurrence is infrequent,  Aggressive  Investors 1 Fund will have "right of first  refusal" to purchase  small-  and  mid-cap  stocks  for which  there is  relatively  limited liquidity. This could put Aggressive Investors 2 Fund at a disadvantage relative to Aggressive Investors 1 Fund. In the long term, the Adviser expects Aggressive
Investors 2 Fund to have slightly  lower  volatility  and lower  average  annual return, which could take years to demonstrate,  or may never happen. There is no guarantee of favorable, or even positive returns with either Fund.

     Principal Risk Factors: Shareholders of the Aggressive Investors 2 Fund are
exposed to higher risk than the stock market as a whole and could lose money.

     Because the Fund invests in  companies of any size and because  there are a larger  number  of small  companies,  the Fund  may  bear  the  short-term  risk
(volatility) associated with small companies,  especially in the early stages of an  economic  or  stock  market  downturn.  The Fund  may  also  exhibit  higher volatility due to the use of aggressive investment techniques including futures, options,  and  leverage.  These  techniques  may  magnify the risk of loss in an unfavorable market environment.

     Investments in foreign  companies can be more volatile than  investments in
U.S. companies. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies,  relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     Individual  short-sale  positions can theoretically  expose shareholders to unlimited  loss,  although the Adviser seeks to mitigate this  potential loss by limiting  a single  short-sale  position  to 2.5% of net  assets  at the time of opening the position.

     The Fund's  use of  futures  and  options  to manage  risk or hedge  market volatility are subject to certain additional risks.  Futures and options may not always be successful hedges,  and their prices can be highly volatile.  They may not always  successfully  manage risk. Using futures and options could lower the
Fund's total return,  and the potential  loss from the use of futures can exceed the  Fund's  initial  investment  in such  contracts.  Also,  the  Fund's use of leverage  may  cause  the  Fund's  portfolio  to be  more  volatile  than if the portfolio had not been leveraged because leverage could exaggerate the effect of any increase or decrease in the value of the securities held by the Fund.

     The Fund sometimes invests in a smaller number of companies. This is called
"focus  investing,"  and will  likely add to Fund  volatility.  It  exposes  the shareholder  to  company-specific  risk, or the risk that  bankruptcy,  or other negative event, of a single company will significantly affect total Fund return.

     Who Should Invest:  The Adviser believes that this Fund is more appropriate as a long-term  investment (at least five years,  but ideally ten years or more)
for shareholders who can accommodate  high short-term price  volatility.  It may also be  appropriate  as a  diversifier  (a method of  spreading  risk) of other investments. It is not an appropriate investment for short-term investors, those trying to time the  market,  or those who would panic  during a major  market or
Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has  varied on a  calendar  year  basis.  The table  below  shows how the Fund's average  annual returns for various  periods  compare with those of stock market indexes  of  large  and  small  companies.  This  information  is  based on past performance. Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2002    -19.02%
         2003     44.01%
         2004     16.23%

Return from 1/1/05 through 9/30/05 was 16.58%.
Best Quarter: Q2 03, +30.62%         Worst Quarter: Q3 02, -18.73%

                  Average Annual Total % returns as of 12/31/04

----------------------------------------------------------------------------
Fund / Index                                                    Since
                                                              Inception
                                                 1 Year       (10/31/01)
----------------------------------------------------------------------------
Bridgeway Aggressive Investors 2 Fund            16.23%           11.48%
   Return Before Taxes
   Return After Taxes on Distributions(1)        16.23%           11.47%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                     10.55%            9.91%
----------------------------------------------------------------------------
S&P 500 Index (2) (reflects no deductions for    10.88%            6.13%
   fees, expenses or taxes)
----------------------------------------------------------------------------
Russell 2000 Index (3) (reflects no deductions   18.33%           15.66%
   for fees, expenses or taxes)
----------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes. In certain cases,  the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The S&P 500 Index is a  broad-based,  unmanaged  measurement  of  changes in stock market conditions based on the average of 500 common stocks with dividends reinvested. It is not possible to invest directly in an index or average.

(3) The Russell 2000 Index is an unmanaged,  market value weighted index,  which measures  performance  of the 2,000  companies  that are between the 1,000th and
3,000th largest in the market with dividends  reinvested.  It is not possible to invest  directly  in an index or  average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                      Aggressive Investors 2 Fund Fee Table

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees                                                        None
  Exchange Fees                                                          None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                         1.09%
  Distribution (12b-1) [and / or service] Fees (2)                       0.00%
  Other Expenses                                                         0.28%
                                                                        ------
     Total Annual Fund Operating Expenses                                1.37%
  Fee Waiver (3)                                                         0.00%
                                                                        ------
     Net Expenses                                                        1.37%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  1.75%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                   Aggressive Investors 2 Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Expenses           $139            $434            $750           $1,646
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Aggressive Investors 2 Fund
                                                                                          Period from
                                                        For the Year Ended June 30,   October 31, 2001 to
                                                        2005      2004      2003         June 30, 2002**
                                                       ------    ------    ------     -------------------
Per Share Data
  Net asset value, beginning of period                 $12.75     $10.28    $10.25          $10.00
                                                       ------     ------    ------          ------
  Income from investment operations:
      Net investment loss^                              (0.04)     (0.09)    (0.09)          (0.08)
      Net realized and unrealized gain                   2.01       2.56      0.12            0.33
                                                       ------     ------    ------          ------
           Total from investment operations              1.97       2.47      0.03            0.25
                                                       ------     ------    ------          ------
  Net asset value, end of period                       $14.72     $12.75    $10.28          $10.25
                                                       ======     ======    ======          ======
Total Return                                            15.45%     24.03%     0.29%           2.50%+
Ratios & Supplemental Data
      Net assets, end of period ('000's)             $156,053   $110,395  $22,107          $11,448
      Ratios to average net assets:
         Expenses after waivers and reimbursements       1.37%      1.58%     1.90%           1.90%*
         Expenses before waivers and reimbursements      1.37%      1.58%     1.90%           1.98%*
         Net investment loss after
           waivers and reimbursements                   (0.33%)    (1.13%)   (1.05%)         (1.24%)*

      Portfolio turnover rate                           148.4%     151.5%    143.2%           68.0%*

*    Annualized

**   Commenced operations on October 31, 2001.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                            Ultra-Small Company Fund
                                 BRUSX (Closed)

     Investment  Objective:  The Ultra-Small  Company Fund (the "Fund") seeks to
provide  a  long-term  total  return  of  capital,   primarily  through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common stocks of ultra-small companies. "Ultra-small companies" have a market capitalization  the size of the smallest 10% of companies listed on the New York
Stock  Exchange,  although  the  majority  of stocks in this Fund are  listed on
NASDAQ.  On September  30,  2005,  each of the stocks in this group had a market capitalization  of less than $313  million.  Compared to the size  companies  in which most other mutual funds invest,  ultra-small  companies are  spectacularly small. They typically have 10 to 3,000 employees,  produce annual revenues of $5 to $500  million and may be known for just one  product or service.  The Adviser normally invests at least 80% of Fund net assets (plus borrowings for investment purposes)  in  ultra-small  company  stocks based on company size at the time of purchase.  The Adviser  selects  stocks for the Fund  according  to  proprietary quantitative models that span various investment styles,  including "growth" and
"value."  Value  stocks are those  priced  cheaply  relative  to some  financial measures  of worth.  Growth  stocks are those the  Adviser  believes  have above average  prospects  for  economic  growth.  The Fund may  engage in  active  and frequent trading, which results in higher trading costs and, for shareholders in taxable accounts,  a potentially higher tax burden. In addition,  higher trading costs may negatively impact Fund performance.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Fund  Closing  Commitment:  The Fund is  closed to all  investors.  It will remain  closed to new  investors  unless net assets drop below $27.5 million and the  Bridgeway  Funds'  Board of  Directors  votes to reopen the Fund.  The Fund closed to current  shareholders  on December  10, 2001 when assets  exceeded $55 million.  This size  limitation  is  intended  to keep the Fund  "nimble" in the marketplace,  and to enable the Adviser to purchase and sell stocks more quickly than would otherwise be possible.

     Principal  Risk Factors:  The market price of  ultra-small  company  shares
typically  exhibit  much  greater  volatility  than  large-company   shares  and
significantly  greater volatility than  small-company  shares and even micro-cap company shares. Therefore,  shareholders of this Fund are exposed to higher risk and could lose money.

     Ultra-small companies may:
     o    have  limited   resources  for  expanding  or  surviving  in  a  newly
          competitive environment,
     o    lack depth of management,
     o    have a limited product line, and
     o    be more  sensitive to economic  downturns  than  companies  with large capitalizations.

     The Fund is also subject to the risk that  ultra-small  company stocks will underperform  other kinds of investments for a period of time. This risk is true of any market segment, but ultra-small companies may be more susceptible to this risk  following  their  strong  relative  returns  from  2000 to 2004.  Based on historical data, such periods of underperformance may last six years or more.

     Who  Should  Invest:  The Fund is  closed  to all  investors.  For  current shareholders,  the Adviser believes that this Fund is appropriate as a long-term investment (at least five years, but ideally ten years or more) for shareholders who can  accommodate  very  high  short-term  price  volatility.  It may also be appropriate  as a  diversifier  (a method  of  spreading  risk) for a  portfolio consisting  primarily of large stocks.  It is not an appropriate  investment for short-term investors,  those trying to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of a stock market index of ultra-small  companies.  This  information  is based on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1995     39.84%
         1996     29.74%
         1997     37.99%
         1998    -13.11%
         1999     40.41%
         2000      4.75%
         2001     34.00%
         2002      3.98%
         2003     88.57%
         2004     23.34%

Return from 1/1/05 through 9/30/05 was 3.83%.
Best Quarter: Q2 03, +34.50%                      Worst Quarter: Q3 98, -27.21%

                  Average Annual Total % Returns as of 12/31/04
--------------------------------------------------------------------------------
Fund / Index                                    1 Year    5 Years   10 Years
--------------------------------------------------------------------------------
Bridgeway Ultra-Small Company Fund              23.33%    27.69%   26.35%
   Return Before Taxes
   Return After Taxes on Distributions(1)       19.38%    25.15%   23.68%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    19.27%    23.84%   22.78%
--------------------------------------------------------------------------------
CRSP Cap-based Portfolio 10 Index(2) (reflects  18.69%    20.49%   18.24%
   no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of roughly 1,780 ultra-small  companies  compiled by the Center for Research in Security  Prices, with dividends reinvested.  It is not possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                       Ultra-Small Company Fund Fee Table

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees                                                        None
  Exchange Fees                                                          None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees                                                        0.90%
  Distribution (12b-1) [and / or service] Fees (2)                       0.00%
  Other Expenses                                                         0.22%
                                                                        ------
     Total Annual Fund Operating Expenses                                1.12%
  Fee Waiver (3)                                                         0.00%
                                                                        ------
     Net Expenses                                                        1.12%
--------------------------------------------------------------------------------

(1) All figures in this table are expressed as a percentage of total net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  2.00%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                    Ultra-Small Company Fund Expense Example

--------------------------------------------------------------------------------
                     1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses          $114            $356             $617           $1,363
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Ultra Small Company Fund

                                                         For the Year Ended June 30,
                                                 2005     2004       2003     2002       2001
                                                ------   ------     ------   ------     ------
Per Share Data
  Net asset value, beginning of year            $40.97   $32.93     $28.83   $26.99     $21.59
                                                ------   ------     ------   ------     ------
  Income from investment operations:
      Net investment loss^                       (0.10)   (0.33)     (0.21)   (0.14)     (0.22)
      Net realized and unrealized gain            6.69    13.66       7.99     4.43       5.62
                                                ------   ------     ------   ------     ------
           Total from investment operations       6.59    13.33       7.78     4.29       5.40
                                                ------   ------     ------   ------     ------
  Less distributions to shareholders:
      Net realized gain                          (9.12)   (5.29)     (3.68)   (2.45)      0.00
                                                ------   ------     ------   ------     ------
           Total distributions                   (9.12)   (5.29)     (3.68)   (2.45)      0.00
                                                ------   ------     ------   ------     ------
  Net asset value, end of year                  $38.44   $40.97     $32.93   $28.83     $26.99
                                                ======   ======     ======   ======     ======

Total Return                                     15.37%   40.88%     32.00%   17.04%     25.01%
Ratios & Supplemental Data
      Net assets, end of year ('000's)        $110,634 $101,233    $77,450  $60,809    $51,764
      Ratios to average net assets:
         Expenses                                 1.12%    1.15%      1.29%    1.26%      1.61%
         Net investment loss                     (0.25%)  (0.84%)    (0.82%)  (0.53%)    (0.93%)

      Portfolio turnover rate                     85.9%    71.1%      56.1%   120.6%      57.0%

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

                         Ultra-Small Company Market Fund
                                      BRSIX

     Investment  Objective:  The  Ultra-Small  Company  Market Fund (the "Fund")
seeks to provide a long-term total return of capital,  primarily through capital appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal  Investment  Strategy:  The Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the "Index")
published by the University of Chicago's  Center for Research in Security Prices
("CRSP") over longer time periods. The Adviser normally invests more than 80% of
Fund net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. In choosing stocks for the
Fund, the Adviser seeks to match the weighting of market capitalization,  sector representation,  and  financial  characteristics  of the full  index of  stocks.
Ultra-small  companies  are those with a market  capitalization  the size of the smallest  10% of  companies  listed on the New York Stock  Exchange,  although a majority of Index and Fund stocks are traded on NASDAQ.  On September  30, 2005, each of the stocks in this group had a market  capitalization  of less than $313 million.  They are  approximately  one-tenth the size of companies in the widely quoted  Russell 2000 Index,  an unmanaged,  market value weighted  index,  which measures  performance  of the 2,000  companies  that are between the 1,000th and
3,000th  largest in the market with dividends  reinvested.  Compared to the size companies in which most other mutual funds  invest,  ultra-small  companies  are spectacularly  small.  Companies this size typically have 10 to 3,000 employees, produce  annual  revenues of $5 to $500  million,  and may be known for just one product or service.  The  Adviser  also seeks to minimize  the  distribution  of
capital  gains,   within  the  constraints  of  the  investment   objective  and
ultra-small  company focus, by offsetting  capital gains with capital losses. (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price;  a capital  loss  occurs when the Fund sells a stock at a lower price than the purchase price.) Indeed,  the Fund has only distributed a capital gain in two of the seven years of operations  and each of the two  distributions was less than 1% of net asset value.  Further, the Fund had a positive return in each of the last seven  fiscal  years.  However,  by paying  close  attention to trading costs, the Adviser seeks to conduct its tax management without detriment to the overall  Fund  return.  Therefore,  this Fund may also be an  appropriate investment for shareholders in non-taxable accounts.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk Factors:  The market price of  ultra-small  company  shares typically  exhibits  much  greater  volatility  than  large-company  shares  and significantly  greater  volatility than small-company and even micro-cap company shares.  Therefore,  shareholders  of this Fund are  exposed to higher  risk and could lose money.

     Ultra-small companies may:
     o    have  limited   resources  for  expanding  or  surviving  in  a  newly
          competitive environment,
     o    lack depth of management,
     o    have a limited product line, and
     o    be more  sensitive to economic  downturns  than  companies  with large capitalizations.

     The Fund is also subject to the risk that  ultra-small  company stocks will underperform  other kinds of investments for a period of time. This risk is true
of  any  market   segment.   Based  on   historical   data,   such   periods  of
underperformance may last six years or more.

     Apart from the risk inherent in investing in ultra-small  companies,  there is risk that the Fund's  total  return may be lower than the total return of the
Index that the Fund seeks to  approximate.  The actual return of this Fund could be lower than the Index for one or more of four reasons:

     o    operating expenses cut into returns,
     o    transaction costs reduce returns,
     o    the Fund does not own all of the roughly 1,800 companies that comprise the Index, and
     o    the Fund's tax  management  strategy  could  someday  result in higher trading  costs,  or a  divergence  between the makeup of the Index and that of the Fund.

     Who Should Invest:  The Adviser believes that this Fund is appropriate as a long-term  investment  (at least five years,  but ideally ten years or more) for shareholders who can accommodate very high short-term price  volatility.  It may also be  appropriate  as a  diversifier  (a  method  of  spreading  risk)  for a portfolio  consisting  primarily of large stocks. It may also be appropriate for investors in both taxable and  non-taxable  accounts.  It is not an  appropriate investment for short-term  investors,  those trying to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of a stock market index of ultra-small  companies.  This  information  is based on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1998     -1.81%
         1999     31.49%
         2000      0.67%
         2001     23.98%
         2002      4.90%
         2003     79.43%
         2004     20.12%

Return from 1/1/05 through 9/30/05 was 1.13%.
Best Quarter: Q2 03, +30.87%          Worst Quarter: Q3 98, -22.85%

                  Average Annual Total % Returns as of 12/31/04

----------------------------------------------------------------------------------
Fund / Index                                                            Since
                                                                      Inception
                                              1 Year      5 Years     (7/31/97)
----------------------------------------------------------------------------------
Bridgeway Ultra-Small Company Market Fund       20.12%       23.06%     18.97%
   Return Before Taxes
   Return After Taxes on Distributions(1)       19.06%       22.75%     18.78%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    12.43%       20.31%     16.97%
----------------------------------------------------------------------------------
CRSP Cap-based Portfolio 10 Index (2)
(reflects no deductions for fees, expenses
or taxes)                                       18.69%       20.49%     17.02%
----------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of roughly 1,780 ultra-small  companies  compiled by the Center for Research in Security  Prices, with dividends reinvested.  It is not possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                  Ultra-Small Company Market Fund Fee Table (1)

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees (2)                                              0.00% - 4.00%
  Exchange Fees                                                          None

  Annual Operating Expenses (expenses deducted from Fund assets)
  Management Fees                                                        0.50%
  Distribution (12b-1) [and / or service] Fees (3)                       0.00%
  Other Expenses                                                         0.23%
                                                                        ------
     Total Annual Fund Operating Expenses                                0.73%
  Fee Waiver (4)                                                         0.00%
                                                                        ------
     Net Expenses                                                        0.73%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) A 2% redemption  reimbursement  fee may be charged for redemptions in a down market  (See  page 24 for  details).  Separately,  a 2%  redemption  fee will be charged for shares held less than six months,  except that such  redemption  fee will not be  charged to  investors  holding  shares in certain  omnibus or other institutional accounts or savings plans or on transactions redeemed in kind.

(3) The Adviser pays all distribution (12b-1) fees.

(4) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.75%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

               Ultra-Small Company Market Fund Expense Example(1)

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
     Expenses          $75             $233            $406            $906
--------------------------------------------------------------------------------

(1) This fee table is based on last year's  expenses.  If a shareholder  redeems within  six  months  of  purchase,  he will  pay an  additional  $204  in  early redemption fees.  Separately,  if a shareholder redeems in a down market and the
Board of Directors  vote to impose a redemption  fee, the expenses will be $283,
$460, $652, and $1,210.

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Ultra Small Company Market Fund

                                                                  For the Year Ended June 30,
                                                         2005      2004      2003      2002       2001
                                                        ------    ------    ------    ------     ------

Per Share Data
  Net asset value, beginning of year                   $16.14    $10.98     $8.70     $7.22      $6.62
                                                       ------    ------    ------    ------     ------
  Income  from investment operations:
      Net investment income (loss)^                      0.02      0.02     (0.03)     0.00       0.05
      Net realized and unrealized gain                   0.97      5.16      2.31      1.49       0.59
                                                       ------    ------    ------    ------     ------
           Total from investment operations              0.99      5.18      2.28      1.49       0.64
                                                       ------    ------    ------    ------     ------

  Less distributions to shareholders:
      Net investment income                             (0.03)     0.00      0.00     (0.01)     (0.04)
      Net realized gain                                 (0.15)    (0.04)     0.00      0.00       0.00
                                                       ------    ------    ------    ------     ------
           Total distributions                          (0.18)    (0.04)     0.00     (0.01)     (0.04)
                                                       ------    ------    ------    ------     ------
  Paid-in-capital from redemption fees                   0.01      0.02      0.00      0.00       0.00
                                                       ------    ------    ------    ------     ------
  Net asset value, end of year                         $16.96    $16.14    $10.98     $8.70      $7.22
                                                       ======    ======    ======    ======     ======

Total Return                                             6.12%    47.41%    26.21%+   20.70%+     9.80%+
Ratios & Supplemental Data
      Net assets, end of year ('000's)               $593,883  $816,748  $312,041   $68,824     $9,078
      Ratios to average net assets:
         Expenses after waivers and reimbursements       0.73%     0.67%     0.75%     0.75%      0.75%
         Expenses before waivers and reimbursements      0.73%     0.67%     0.85%     1.01%      1.61%
         Net investment income (loss) after
           waivers and reimbursements                    0.15%     0.11%    (0.14%)   (0.05%)     0.77%

      Portfolio turnover rate                            13.0%     19.4%     17.7%     55.8%     215.0%

+    Total return would have been lower had various fees not been waived  during the year.

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

     Ultra-Small  Company Market Fund  Redemption  Fee: This Fund is best suited for investors who intend to be long-term  shareholders.  Shareholders who redeem frequently  or in the  height  of a  market  downturn  increase  costs  for  the remaining shareholders.  Shareholders who redeem within six months of a purchase will  automatically  incur a 2% redemption  fee, except that such redemption fee will not be  charged to  investors  holding  shares in certain  omnibus or other institutional  accounts or savings  plans or on  transactions  redeemed in kind.
This redemption fee accrues to the Fund itself, not to the Adviser.

     In addition,  the Bridgeway Funds Board of Directors  reserves the right to impose  a 2%  redemption  fee any  time  the S&P 500  Index  (without  dividends reinvested)  has  declined  more than 5%  cumulatively  over the  previous  five trading  days.  For  example,  if the S&P 500 Index,  a  broad-based,  unmanaged measurement  of changes in stock market  conditions  based on the average of 500 common stocks with dividends reinvested,  were down more than 5% from the market close Tuesday  through the market close on the following  Monday,  the Board may impose  the  redemption  reimbursement  fee for  shareholders  who  receive  the following Tuesday's net asset value. This potential  redemption fee also accrues to the Fund itself, not to the Adviser.

     Implementation  of the potential fee will be  communicated  to shareholders both on Bridgeway Funds' website, www.bridgeway.com, and the outgoing message of its phone system  (800-661-3550).  The Adviser will  typically make at least one attempt to contact  shareholders who send their redemptions in writing to inform them of the fee and to give them the option of rescinding the redemption.

                             Micro-Cap Limited Fund
                         BRMCX (Closed to New Investors)

     Investment  Objective:  The  Micro-Cap  Limited Fund (the "Fund")  seeks to
provide  a  long-term  total  return  of  capital,   primarily  through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common stocks of micro-cap companies.  "Micro-cap" companies are those with a market  capitalization  the size of the second and third  smallest  10% of those listed on the New York Stock  Exchange,  although  a majority  of stocks in this
Fund are listed on NASDAQ rather than the New York Stock Exchange.  On September
30, 2005, each of the stocks in this group had a market  capitalization  between
$313 and $961 million. Compared to the size companies in which most other mutual funds invest,  micro-cap  companies are very small.  They are smaller than small cap but larger than ultra small. Companies this size typically have 100 to 9,000 employees,  produce annual revenues of $30 million to $1.5 billion annually, and may be known for just one product or service.  The Adviser  normally  invests at least 80% of Fund net  assets  (plus  borrowings  for  investment  purposes)  in micro-cap company stocks based on company size at time of purchase.  The Adviser selects stocks for the Fund according to  proprietary  quantitative  models that span various  investment  styles,  including  both  "growth" and "value."  Value stocks are those priced cheaply  relative to some  financial  measures of worth.
Growth stocks are those the Adviser  believes  have above average  prospects for economic  growth.  The Fund may engage in active  and  frequent  trading,  which results in higher trading costs and, for  shareholders  in taxable  accounts,  a higher tax burden.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Fund  Closing  Commitment:  The Fund is  closed to new  investors.  It will remain  closed to new  investors  unless net assets drop below $27.5 million and the Bridgeway  Funds Board of Directors  votes to re-open the Fund. This feature is crucial to the Fund's  "focus" of investing in a smaller number of companies.
Closing  at a very  low  level  of  assets  is also  intended  to keep  the Fund
"nimble,"  enabling  the  Adviser to  purchase  and sell  micro-cap  stocks more quickly than would otherwise be possible.

     Principal  Risk  Factors:  The market price of micro-cap  shares  typically exhibit much greater volatility (risk) than  large-company  shares. In addition, the Fund is focused on a smaller number of companies, which will also likely add to Fund volatility.  Therefore,  shareholders of this Fund are exposed to higher risk and could lose money.

     Micro-cap companies may:
     o    have  limited   resources  for  expanding  or  surviving  in  a  newly
          competitive environment,
     o    lack depth of management,
     o    have a limited product line, and
     o    be more  sensitive to economic  downturns  than  companies  with large capitalizations.

     The Fund is also  subject to the risk that  micro-cap  company  stocks will underperform  other kinds of investments for a period of time. This risk is true
of  any  market   segment.   Based  on   historical   data,   such   periods  of
underperformance may last six years or more.

     For  current  shareholders,  the  Adviser  believes  that this Fund is more appropriate  as a long-term  investment  (at least five  years,  but ideally ten years or more) for  shareholders  who can accommodate very high short-term price volatility.  It may also be  appropriate as a diversifier (a method of spreading risk)  to a  portfolio  consisting  primarily  of  large  stocks.  It is  not an appropriate  investment  for  short-term  investors,  those  trying  to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1999     49.55%
         2000      6.02%
         2001     30.20%
         2002    -16.61%
         2003     66.97%
         2004      9.46%

Return from 1/1/05 through 9/30/05 was 22.71%.
Best Quarter: Q4 98, 41.58%         Worst Quarter: Q3 98, -24.00%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                   Since Inception
                                                1 Year  5 Years    (6/30/98)
--------------------------------------------------------------------------------
  Bridgeway Micro-Cap Limited Fund
   Return Before Taxes                           9.46%  16.04%        20.62%
   Return After Taxes on Distributions(1)        5.23%  13.16%        17.93%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                     8.12%  12.98%        17.22%
--------------------------------------------------------------------------------
CRSP Cap-based Portfolio 9 Index(2)             15.11%  12.32%        12.86%
   (reflects no deductions for fees, expenses
or taxes)
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The CRSP  Cap-Based  Portfolio 9 Index is an unmanaged  index of roughly 693 micro-cap companies compiled by the Center for Research in Security Prices, with dividends  reinvested.  It is not  possible  to invest  directly  in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        Micro-Cap Limited Fund Fee Table

-------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                             None
  Sales Charge (Load) Imposed on Reinvested Dividends                  None
  Redemption Fees                                                      None
  Exchange Fees                                                        None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                      1.45%
  Distribution (12b-1) [and / or Service] Fees (2)                    0.00%
  Other Expenses                                                      0.30%
                                                                     ------
     Total Annual Fund Operating Expenses                             1.75%
  Fee Waiver (3)                                                      0.00%
                                                                     ------
     Net Expenses                                                     1.75%
-------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  1.85%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                     Micro-Cap Limited Fund Expense Example

-------------------------------------------------------------------------------
                      1 Year          3 Years         5 Years         10 Years
-------------------------------------------------------------------------------
     Expenses          $178            $551            $949           $2,062
-------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Micro Cap Limited Fund

                                                               For the Year Ended June 30,
                                                       2005     2004    2003     2002     2001

Per Share Data
      Net asset value, beginning of year             $10.75    $9.36  $10.19    $9.92    $7.86
                                                     ------   ------  ------   ------   ------
  Income from investment operations:
      Net investment loss^                            (0.13)   (0.17)  (0.11)   (0.12)   (0.05)
      Net realized and unrealized gain                 2.45     2.49    0.01     0.87     2.53
                                                     ------   ------  ------   ------   ------
           Total from investment operations            2.32     2.32   (0.10)    0.75     2.48
                                                     ------   ------  ------   ------   ------
  Less distributions to shareholders:
      Net realized gain                               (1.98)   (0.93)  (0.73)   (0.48)   (0.42)
                                                     ------   ------  ------   ------   ------
           Total distributions                        (1.98)   (0.93)  (0.73)   (0.48)   (0.42)
                                                     ------   ------  ------   ------   ------
  Net asset value, end of year                       $11.09   $10.75   $9.36   $10.19    $9.92
                                                     ======   ======  ======   ======   ======

Total Return                                          22.94%   24.30%   0.93%+   8.09%+  33.64%+
Ratios & Supplemental Data
      Net assets, end of year ('000's)              $66,637  $57,750 $56,422  $57,885  $51,451
      Ratios to average net assets:
         Expenses after waivers and reimbursements     1.75%    1.79%   1.90%    1.90%    1.90%
         Expenses before waivers and reimbursements    1.75%    1.79%   2.13%    1.94%    2.09%
         Net investment loss after
            waivers and reimbursements                (1.27%)  (1.50%) (1.35%)  (1.22%)  (0.62%)

      Portfolio turnover rate                          87.1%    98.2%   99.1%   124.0%    74.3%

+    Total return would have been lower had various fees not been waived  during the year.

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

                              Small-Cap Growth Fund
                                      BRSGX

     Investment  Objective:  The  Small-Cap  Growth Fund (the  "Fund")  seeks to
provide   long-term   total  return  of  capital,   primarily   through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of small  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange and NASDAQ.  Bridgeway  Funds  defines  "small  stocks" as those companies  smaller  than the  largest 500 U.S.  companies  as measured by market capitalization  (stock  market  worth).  As of September  30, 2005,  each of the stocks in this group had a market capitalization of less than $4.65 billion. The median  company size in the Bridgeway  small-cap  universe was $522.14  million.
Growth stocks are those the Adviser  believes  have above average  prospects for economic growth. The Adviser selects stocks within the small-cap growth category for the Fund according to proprietary  quantitative models. The Adviser normally invests  more  than 80% of Fund  net  assets  (plus  borrowings  for  investment purposes)  in stocks from among those in the  small-cap  growth  category at the time of purchase, although such policy is non-fundamental.  However, the Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase.

     While the Fund is actively  managed for  long-term  return of capital,  the
Adviser  seeks  to  minimize  capital  gains  distributions  as  part  of a  tax management  strategy.  For example, the Adviser tracks tax lots and periodically harvests  tax losses to offset  capital  gains from stock sales or  mergers.  (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price;  a capital  loss  occurs when the Fund sells a stock at a lower price than the purchase  price.) The  successful  application  of this method is intended  to result in a more  tax-efficient  fund than would  otherwise  be the case.

     Excluding  turnover  related to tax  management,  this Fund should normally have lower  turnover  and be more stable in  composition  than some of Bridgeway
Funds' most  aggressively  managed  equity funds  (Aggressive  Investors 1 Fund,
Aggressive  Investors 2 Fund,  Micro-Cap  Limited Fund and  Ultra-Small  Company
Fund).

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Small-Cap  Growth Fund are
exposed to significant stock market risk (volatility) and could lose money.

     Small-cap stocks have historically exhibited more volatility than large-cap stocks. The Fund is subject to the risk that it will underperform other kinds of investments  for a period of time,  especially  in a market  downturn.  Based on historical data, such periods of  underperformance  may last three to five years or more.  Since  small-cap  value  stocks as a group have had  unusually  strong performance over the last five to six years, the Adviser feels this risk of Fund underperformance versus the broader market is stronger than usual.

     Since growth stocks have historically  exhibited more volatility than value stocks  over  longer time  horizons,  the Fund is also  subject to the risk that growth stocks will underperform other kinds of investments for a period of time, especially in a market downturn.

     If too many  small  companies  in the Fund  outgrow  the  Fund's  small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some  companies,  which  could  create  capital  gains.  There can be no guarantee that the Fund may not someday  distribute  substantial  capital gains, although the Adviser strongly intends to avoid them.

     Who Should Invest:  The Adviser  believes that the Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want   exposure   to  small,   growth-oriented   stocks  in  an
actively-managed  fund while incurring low costs and minimizing  taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     11.59%

Return from 1/1/05 through 9/30/05 was 14.49%.
Best Quarter: Q4  04, 16.46%                        Worst Quarter: Q3 04, -9.23%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                Since Inception
                                                 1 Year          (10/31/03)
--------------------------------------------------------------------------------
  Bridgeway Small-Cap Growth Fund
   Return Before Taxes                           11.59%          12.39%
   Return After Taxes on Distributions(1)        11.59%          12.35%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                      7.53%          10.52%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                    14.31%          15.71%
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                    10.79%          11.80%
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 2000 Growth Index is an unmanaged index which consists of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

(3)  The  Lipper   Small-Cap   Growth  Index  is  an  index  of   small-company,
growth-oriented  funds  compiled by Lipper,  Inc.  It is not  possible to invest directly  in an  index.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Small-Cap Growth Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                          None
  Sales Charge (Load) Imposed on Reinvested Dividends               None
  Redemption Fees                                                   None
  Exchange Fees                                                     None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                    0.60%
  Distribution (12b-1) [and/or Service] Fees (2)                    0.00%
  Other Expenses                                                    0.48%
                                                                   ------
     Total Operating Expenses                                       1.08%
  Fee Waiver (3)                                                   (0.14%)
                                                                   ------
     Net Expenses                                                   0.94%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.94%.  Any material  change to this Fund policy would require a vote by shareholders.

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Small-Cap Growth Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $96             $330            $582           $1,305
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Small Cap Growth Fund

Class N***                                       Year Ended      For the Period
                                                  June 30,     October 31, 2003 to
                                                    2005         June 30, 2004**
                                                 ---------     -------------------
Per Share Data
  Net asset value, beginning of period              $10.84            $10.00
                                                    ------            ------

  Income (loss) from investment operations:
      Net investment loss^                           (0.07)            (0.05)
      Net realized and unrealized gain                1.31              0.89
                                                    ------            ------
           Total from investment operations           1.24              0.84
                                                    ------            ------
  Net asset value, end of period                    $12.08            $10.84
                                                    ======            ======

Total Return+                                        11.44%             8.40%
Ratios & Supplemental Data
      Net assets, end of period ('000's)           $55,704           $37,968
      Ratios to average net assets:
         Expenses after waivers and reimbursements    0.94%             0.94%*
         Expenses before waivers and reimbursements   1.08%             1.25%*
         Net investment loss after
           waivers and reimbursements                (0.68%)           (0.74%)*

      Portfolio turnover rate                         51.3%             16.6%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                              Small-Cap Value Fund
                                      BRSVX

     Investment  Objective:  The  Small-Cap  Value  Fund (the  "Fund")  seeks to
provide   long-term   total  return  of  capital,   primarily   through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of small  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange,  and NASDAQ.  Bridgeway  Funds defines  "small stocks" as those companies  smaller  than the  largest 500 U.S.  companies  as measured by market capitalization  (stock  market  worth).  As of September  30, 2005,  each of the stocks in this group had a market capitalization of less than $4.65 billion. The median  company size in the Bridgeway  small-cap  universe was $522.14  million.
Value stocks are those the Adviser  believes are priced cheaply relative to some financial  measures of worth,  such as the ratio of price to earnings,  price to sales,  or price to cash flow.  The Adviser  selects stocks within the small-cap value category for the Fund according to proprietary  quantitative  models.  The
Adviser  normally  invests more than 80% of Fund net assets (plus borrowings for investment  purposes) in stocks from among those in the small-cap value category at the time of purchase,  although such policy is non-fundamental.  However, the
Adviser  will not  necessarily  sell a stock  if it  "migrates"  to a  different category after purchase.

     While the Fund is actively  managed for long-term  total return of capital, the  Adviser  seeks to minimize  capital  gains  distributions  as part of a tax management  strategy.  For example, the Adviser tracks tax lots and periodically harvests  tax losses to offset  capital  gains from stock sales or  mergers.  (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price;  a capital  loss  occurs when the Fund sells a stock at a lower price than the purchase  price.) The  successful  application  of this method is intended  to result in a more  tax-efficient  fund than would  otherwise  be the case.

     Excluding  turnover  related to tax  management,  this Fund should normally have lower  turnover  and be more stable in  composition  than some of Bridgeway
Funds' most  aggressively  managed  equity funds  (Aggressive  Investors 1 Fund,
Aggressive  Investors 2 Fund,  Micro-Cap  Limited Fund, and Ultra-Small  Company
Fund.)

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Small-Cap  Value  Fund are
exposed to above average stock market risk (volatility) and could lose money.

     Small-cap stocks have historically exhibited more volatility than large-cap stocks. The Fund is subject to the risk that it will underperform other kinds of investments  for a period of time,  especially  in a market  downturn.  Based on historical data, such periods of  underperformance  may last three to five years or more.  Since  small-cap  value  stocks as a group have had  unusually  strong performance over the last five to six years, the Adviser feels this risk of Fund underperformance versus the broader market is stronger than usual.

     Although  value stocks have  historically  exhibited less  volatility  than growth companies over longer timeframes, this trend is not true in every shorter period.  This  might not be true in the  future  and is  unlikely  to offset the additional volatility associated with small-cap stocks in general.

     If too many  small  companies  in the Fund  outgrow  the  Fund's  small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some  companies,  which  could  create  capital  gains.  There can be no guarantee that the Fund may not someday  distribute  substantial  capital gains, although the Adviser strongly intends to avoid them.

     Who Should Invest:  The Adviser believes that this Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want   exposure   to   small,   value-oriented   stocks  in  an
actively-managed  fund, while incurring low costs and minimizing taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     17.33%

Return from 1/1/05 through 9/30/05 was 16.76%.
Best Quarter: Q4 04, 16.20%                         Worst Quarter: Q2 04, -1.51%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                Since Inception
                                                1 Year           (10/31/03)
--------------------------------------------------------------------------------
  Bridgeway Small-Cap Value Fund
   Return Before Taxes                          17.33%           17.32%
   Return After Taxes on Distributions(1)       17.33%           17.28%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    11.27%           14.72%
--------------------------------------------------------------------------------
Russell 2000 Value Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                   22.25%           26.47%
--------------------------------------------------------------------------------
Lipper Small-Cap Value Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                   20.65%           25.64%
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 2000 Value Index is an unmanaged  index which consists of stocks in the Russell 2000 Index with lower  price-to-book  ratios and lower forecasted growth values. It is not possible to invest directly in an index.

(3)  The  Lipper   Small-Cap   Value   Index  is  an  index  of   small-company,
value-oriented  funds  compiled  by Lipper,  Inc.  It is not  possible to invest directly  in an  index.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Small-Cap Value Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                             None
  Sales Charge (Load) Imposed on Reinvested Dividends                  None
  Redemption Fees                                                      None
  Exchange Fees                                                        None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                       0.60%
  Distribution (12b-1) [and/or Service] Fees (2)                       0.00%
  Other Expenses                                                       0.47%
                                                                      ------
     Total Operating Expenses                                          1.07%
  Fee Waiver (3)                                                      (0.13%)
                                                                      ------
     Net Expenses                                                      0.94%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.94%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Small-Cap Value Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $96             $327            $578           $1,294
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Small Cap Value Fund

Class N***                                         Year Ended       For the Period
                                                    June 30,      October 31, 2003 to
                                                      2005          June 30, 2004**
                                                   ----------     -------------------
Per Share Data
  Net asset value, beginning of period                $10.46             $10.00
                                                      ------             ------
  Income from investment operations:
      Net investment loss^                             (0.02)             (0.03)
      Net realized and unrealized gain                  2.34               0.49
                                                      ------             ------
           Total from investment operations             2.32               0.46
                                                      ------             ------
  Net asset value, end of period                      $12.78             $10.46
                                                      ======             ======

Total Return+                                          22.18%              4.60%
Ratios & Supplemental Data
      Net assets, end of period ('000's)             $68,545            $28,193
      Ratios to average net assets:
         Expenses after waivers and reimbursements      0.94%              0.94%*
         Expenses before waivers and reimbursements     1.07%              1.49%*
         Net investment loss after
           waivers and reimbursements                  (0.32%)            (0.42%)*

      Portfolio turnover rate                           57.0%              20.5%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                              Large-Cap Growth Fund
                                      BRLGX

     Investment  Objective:  The  Large-Cap  Growth Fund (the  "Fund")  seeks to
provide   long-term   total  return  of  capital,   primarily   through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of large  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange,  and NASDAQ.  Bridgeway  Funds  defines  "large  stocks" as the largest 500 U.S.  companies as measured by market  capitalization  (stock market worth).  As of September 30, 2005, each of the stocks in this group had a market capitalization  greater  than  $4.65  billion.  The median  company  size in the
Bridgeway  large-cap  universe was $11.8  billion.  Growth  stocks are those the
Adviser believes have above average  prospects for economic growth.  The Adviser selects  stocks within the large-cap  growth  category for the Fund according to proprietary  quantitative  models.  More  than  80% of  Fund  net  assets  (plus borrowings for  investment  purposes) are invested in stocks from among those in the large-cap  growth category at the time of purchase,  although such policy is non-fundamental.  However,  the Adviser will not necessarily  sell a stock if it
"migrates" to a different category after purchase.

     While the Fund is actively  managed for long-term  total return of capital, the  Adviser  seeks to minimize  capital  gains  distributions  as part of a tax management  strategy.  For example, the Adviser tracks tax lots and periodically harvests  tax losses to offset  capital  gains from stock sales or  mergers.  (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price.  A capital  loss  occurs when the Fund sells a stock at a lower price than the purchase  price.) The  successful  application  of this method is intended  to result in a more  tax-efficient  fund than would  otherwise  be the case.

     Excluding turnover related to tax management, the Fund should normally have lower turnover and be more stable in composition  than some of Bridgeway  Funds'
most aggressively managed equity funds (Aggressive  Investors 1 Fund, Aggressive
Investors 2 Fund, Micro-Cap Limited Fund, and Ultra-Small Company Fund.)

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Large-Cap  Growth Fund are
exposed to significant stock market risk (volatility) and could lose money.

     Since growth stocks have historically  exhibited more volatility than value stocks over longer  time  horizons,  the Fund is subject to the risk that growth stocks  will  underperform  other  kinds of  investments  for a period  of time, especially  in a market  downturn.  Based on  historical  data,  such periods of underperformance may last three to five years or more.

     In  addition,  large-cap  stocks  have  tended to recover  more slowly than small-cap  stocks  from a market  downturn.  Consequently,  the Fund may  expose shareholders  to higher  inflation  risk (the risk that the Fund  value will not keep up with inflation) than some other stock market segments.

     Who Should Invest:  The Adviser  believes that the Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want  to  invest  in  large,   growth-oriented   stocks  in  an
actively-managed  fund while incurring low costs and minimizing  taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     6.77%

Return from 1/1/05 through 9/30/05 was 6.97%.
Best Quarter: Q4 04, 9.85%                          Worst Quarter: Q3 04, -5.46%

                  Average Annual Total % Returns as of 12/31/04

---------------------------------------------------------------------------
  Fund / Index                                            Since Inception
                                              1 Year         (10/31/03)
---------------------------------------------------------------------------
  Bridgeway Large-Cap Growth Fund
   Return Before Taxes                         6.77%         8.85%
   Return After Taxes on Distributions(1)      6.77%         8.83%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                   4.40%         7.51%
---------------------------------------------------------------------------
Russell 1000 Growth Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                  6.30%         9.46%
---------------------------------------------------------------------------
Lipper Large-Cap Growth Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                  7.45%         9.80%
---------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 1000 Growth Index is an unmanaged index which consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

(3)  The  Lipper   Large-Cap   Growth  Index  is  an  index  of   large-company,
growth-oriented  funds  compiled by Lipper,  Inc.  It is not  possible to invest directly  in an  index.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Large-Cap Growth Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                           None
  Sales Charge (Load) Imposed on Reinvested Dividends                None
  Redemption Fees                                                    None
  Exchange Fees                                                      None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                     0.50%
  Distribution (12b-1) [and/or Service] Fees (2)                     0.00%
  Other Expenses                                                     0.53%
                                                                    ------
     Total Operating Expenses                                        1.03%
  Fee Waiver (3)                                                    (0.19%)
                                                                    ------
     Net Expenses                                                    0.84%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.84%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Large-Cap Growth Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $86             $309            $550           $1,242
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Large Cap Growth Fund

Class N***
                                                         Year Ended          For the Period
                                                          June 30,         October 31, 2003 to
                                                            2005             June 30, 2004**
                                                         ----------        -------------------
Per Share Data
    Net asset value, beginning of period                   $10.63                $10.00
                                                           ------                ------
    Income from investment operations:
        Net investment loss^                                 0.00                 (0.01)
        Net realized and unrealized gain                     0.37                  0.64
                                                           ------                ------
             Total from investment operations                0.37                  0.63
                                                           ------                ------
    Net asset value, end of period                         $11.00                $10.63
                                                           ======                ======

Total Return+                                                3.48%                 6.30%
Ratios & Supplemental Data
        Net assets, end of period ('000's)                $42,988               $39,532
        Ratios to average net assets:
           Expenses after waivers and reimbursements         0.84%                 0.84%*
           Expenses before waivers and reimbursements        1.03%                 1.13%*
           Net investment loss after
             waivers and reimbursements                     (0.04%)               (0.09%)*

        Portfolio turnover rate                              20.2%                  6.7%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                              Large-Cap Value Fund
                                      BRLVX

     Investment  Objective:  The Large-Cap  Value Fund ("Fund") seeks to provide long-term total return of capital,  primarily  through capital  appreciation and some  income.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of large  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange,  and NASDAQ.  Bridgeway  Funds  defines  "large  stocks" as the largest 500 U.S.  companies as measured by market  capitalization  (stock market worth).  As of September 30, 2005, each of the stocks in this group had a market capitalization  greater  than  $4.65  billion.  The median  company  size in the
Bridgeway  large-cap  universe  was $11.8  billion.  Value  stocks are those the
Adviser  believes  are priced  cheaply  relative to some  financial  measures of worth, such as the ratio of price to earnings,  price to sales, or price to cash flow.  The Adviser  selects  stocks within the large-cap  value category for the
Fund according to proprietary  quantitative  models. More than 80% of the Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap  value  category at the time of purchase,  although such policy is non-fundamental. However, the Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase.

     While the Fund is actively managed for long-term total return,  the Adviser seeks  to  minimize  capital  gains  distributions  as part of a tax  management strategy. For example, the Adviser tracks tax lots and periodically harvests tax losses to offset  capital  gains from stock  sales or mergers.  (A capital  gain occurs when the Fund sells a stock at a higher price than the purchase  price; a capital  loss  occurs  when the Fund  sells a stock  at a lower  price  than the purchase price.) The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

     Excluding turnover related to tax management, the Fund should normally have lower turnover and be more stable in composition  than some of Bridgeway  Funds'
most aggressively managed equity funds (Aggressive  Investors 1 Fund, Aggressive
Investors 2 Fund, Micro-Cap Limited Fund, and Ultra-Small Company Fund).

     The  income  objective  of the Fund,  which is a  secondary  objective,  is achieved almost exclusively from dividends paid by Fund stocks. However, not all
Fund stocks pay dividends.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Large-Cap  Value  Fund are
exposed to significant stock market risk (volatility) and could lose money.

     While  large-cap value stocks have  historically  exhibited less volatility than small  stocks over longer  time  horizons,  the Fund is subject to the risk that large-cap value stocks will  underperform  other kinds of investments for a period of time.  This risk is true of any market  segment.  Based on  historical data, such periods of underperformance may last three to five years or more.

     In  addition,  large-cap  stocks  have  tended to recover  more slowly than small-cap  stocks  from a market  downturn.  Consequently,  the Fund may  expose shareholders  to higher  inflation risk (the risk that the Fund's value will not keep up with inflation) than some other stock market segments.

     Who Should Invest:  The Adviser  believes that the Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want   exposure   to   large,   value-oriented   stocks  in  an
actively-managed  fund while incurring low costs and minimizing  taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     15.15%

Return from 1/1/05 through 9/30/05 was 9.13%.
Best Quarter: Q4 04, 11.11%                         Worst Quarter: Q2 04, -1.77%

                  Average Annual Total % Returns as of 12/31/04

-------------------------------------------------------------------------------
  Fund / Index                                                Since Inception
                                                1 Year           (10/31/03)
-------------------------------------------------------------------------------
  Bridgeway Large-Cap Value Fund
   Return Before Taxes                          15.15%           19.96%
   Return After Taxes on Distributions(1)       14.83%           19.69%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                     9.26%           16.85%
-------------------------------------------------------------------------------
Russell 1000 Value Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                   16.49%           21.36%
-------------------------------------------------------------------------------
Lipper Large-Cap Value Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                   12.00%           17.18%
-------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 1000 Value Index is an unmanaged  index which consists of stocks in the Russell 1000 Index with lower  price-to-book  ratios and lower forecasted growth values. It is not possible to invest directly in an index or average.

(3)  The  Lipper   Large-Cap   Value   Index  is  an  index  of   large-company,
value-oriented  funds  compiled  by Lipper,  Inc.  It is not  possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Large-Cap Value Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                           None
  Sales Charge (Load) Imposed on Reinvested Dividends                None
  Redemption Fees                                                    None
  Exchange Fees                                                      None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                     0.50%
  Distribution (12b-1) [and/or Service] Fees (2)                     0.00%
  Other Expenses                                                     0.60%
                                                                    ------
     Total Operating Expenses                                        1.10%
  Fee Waiver (3)                                                    (0.26%)
                                                                    ------
     Net Expenses                                                    0.84%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.84%.  Any material  change to this Fund policy would require a vote by shareholders.

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Large-Cap Value Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $86             $324            $581           $1,317
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Large Cap Value Fund

Class N***
                                                       Year Ended      For the Period
                                                        June 30,     October 31, 2003 to
                                                          2005         June 30, 2004**
Per Share Data
Net asset value, beginning of period                     $11.11            $10.00
                                                         ------            ------
  Income from investment operations:
      Net investment income^                               0.14              0.03
      Net realized and unrealized gain                     1.55              1.08
                                                         ------            ------
           Total from investment operations                1.69              1.11
                                                         ------            ------
  Less distributions to shareholders:
      Net investment income                               (0.10)             0.00
                                                         ------            ------
           Total distributions                            (0.10)             0.00
                                                         ------            ------
  Net asset value, end of period                         $12.70            $11.11
                                                         ======            ======

Total Return+                                             15.22%            11.10%
Ratios & Supplemental Data
      Net assets, end of period ('000's)                $27,476           $20,598
      Ratios to average net assets:
         Expenses after waivers and reimbursements         0.84%             0.84%*
         Expenses before waivers and reimbursements        1.10%             1.52%*
         Net investment income after
           waivers and reimbursements                      1.24%             0.86%*

      Portfolio turnover rate                              30.0%             11.3%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                             Blue Chip 35 Index Fund
                                      BRLIX

     Investment  Objective:  The Blue Chip 35 Index Fund (the  "Fund")  seeks to
provide  a  long-term  total  return  of  capital,   primarily  through  capital
appreciation,  but also some  income.  The Fund's  investment  objective  may be changed by the Board of Directors without shareholder approval.

     Principal Investment Strategy:  The Fund seeks to achieve this objective by approximating  the  total  return of the  Bridgeway  Ultra-Large  35 Index  (the
"Index"),  a proprietary  Index  composed by the Adviser,  while  minimizing the distribution  of capital gains and  minimizing  costs.  Bridgeway  Funds defines
"ultra-large"   as  the  largest  150  U.S.   companies  as  defined  by  market
capitalization, more commonly known as "blue chip." The Adviser normally invests more than 80% of Fund net assets (plus  borrowings for  investment  purposes) in blue chip company stocks  included  within the Index.  As of September 30, 2005, more than 99% of the Fund's net assets were  invested this way. The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition  and weighting.  Similar to other index funds,  the actual return of this Fund will likely  underperform the Bridgeway  Ultra-Large 35 Index over the long term by an amount similar to the Fund expenses and transaction  costs.  The
Adviser  intends to minimize this  difference  or "tracking  error" by carefully managing costs, reimbursing expenses over 0.15% annually,  keeping Fund turnover and transaction expenses low, strongly discouraging market timers and short-term traders from investing in the Fund, and potentially imposing a redemption fee in a market  downturn.  The income  objective  of this Fund,  which is a  secondary objective, is achieved almost exclusively from dividends paid by Fund companies.
However, not all of the companies in the Index pay dividends.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Index Composition: The long-term objective of this roughly equally weighted
Index is to hold 35 "blue-chip"  companies,  excluding any tobacco companies and ensuring reasonable industry  diversification.  At times, however, the Index may hold more or fewer stocks as a result of corporate  actions such as spin-outs or mergers and acquisitions.  In order to achieve the balance of a "roughly equally weighted"  index,  more  weight is  periodically  given to the  stocks  with the greatest decline in price. This contrasts with most other "market-cap  weighted"
indexes,  which give more weight to the stocks that have appreciated the most in price.  Thus,  the  Bridgeway  Ultra-Large  35 Index is a more  "contrarian"  or
"value-oriented"  index  structure.  Other  "market-cap  weighted"  indexes have characteristics  more  similar to a "momentum"  structure,  that is, the more an individual  company  in the index goes up in price,  the  higher  the  weighting assigned to that stock in the index.

     At the time of Index  rebalancing  in July 2005, the Index included many of the largest U.S.  companies,  excluding tobacco  companies.  These companies are huge,  "blue-chip,"  well-known names. As of September 30, 2005, Index companies ranged from $27 to $401  billion in market  capitalization  (market  size).  The
Bridgeway Ultra-Large 35 Index is constructed with taxable accounts in mind. The
Index's company composition is rebalanced approximately every two or three years rather than  annually.  This strategy keeps Index turnover lower than a majority of other  indexes.  The Index is  compiled  by the  Adviser  and  reviewed by an independent third party.

                                   TRANSLATION
                    What Are the "Active" Blue Chip Companies
                               in the Index as of
                               September 30, 2005?

American International Group Inc
Applied Materials Inc
Bank of America Corp
Berkshire Hathaway Inc
Citigroup Inc
ConocoPhilips
Cisco Systems Inc
Chevron Corp
Dell Inc
Genentech Inc
General Electric Co
Google Inc.
Home Depot Inc
International Business Machines Corp
Intel Corp
Johnson & Johnson
JPMorgan Chase & Co
Coca-Cola Co/The
Eli Lilly & Co
3M Co
Merck & Co Inc
Microsoft Corp
Oracle Corp
PepsiCo Inc
Pfizer Inc
Procter & Gamble Co
SBC Communications Inc
Time Warner Inc
Texas Instruments Inc
United Parcel Service Inc/Georgia
United Technologies Corp
Verizon Communications Inc
Wachovia Corp
Wells Fargo & Co
Wal-Mart Stores Inc
Exxon Mobil Corp

     Principal  Risk  Factors:   Shareholders   of  this  Fund  are  exposed  to
significant stock market related risk (volatility) and could lose money.

     While large  companies  tend to exhibit  less price  volatility  than small stocks,  historically  they have not  recovered  as fast from a market  decline.
Consequently,  this Fund may expose  shareholders to higher  inflation risk (the risk that the Fund value will not keep up with  inflation) than some other stock market investments.

     The Fund is also  subject to the risk that blue chip  company  stocks  will underperform  other kinds of investments for a period of time. This risk is true
of  any  market   segment.   Based  on   historical   data,   such   periods  of
underperformance may last five years or more.

     Who Should Invest:  The Adviser believes that this Fund is more appropriate as a long-term  investment (at least five years,  but ideally ten years or more)
for  shareholders  who want to invest in large  U.S.  companies,  incurring  low costs,  and  minimizing  their own  taxable  capital  gains  income.  Due to the low-cost nature of the Fund, it may also be appropriate for long-term  investors in tax-deferred accounts,  such as IRAs. It is not an appropriate investment for short-term investors,  those trying to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of stock market indexes of large and small companies.  This information is based on past performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1998     39.11%
         1999     30.34%
         2000    -15.12%
         2001     -9.06%
         2002    -18.02%
         2003     28.87%
         2004      4.79%

Return from 1/1/05 through 9/30/05 was -2.92%.
Best Quarter: Q4 98, +25.33%                       Worst Quarter: Q3 02, -15.35%

                  Average Annual Total % Returns as of 12/31/04

----------------------------------------------------------------------------------
Fund / Index                                                         Since
                                                                   Inception
                                             1 Year     5 Years    (7/31/97)
----------------------------------------------------------------------------------
Bridgeway Blue Chip 35 Index Fund               4.79%      -3.10%     6.08%
   Return Before Taxes
   Return After Taxes on Distributions(1)       4.17%      -3.55%     5.67%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    3.11%      -2.88%     5.03%
----------------------------------------------------------------------------------
S&P 500 Index (2) (reflects no deductions for  10.88%      -2.30%     4.82%
   fees, expenses or taxes)
----------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  In certain  cases the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The S&P 500 Index is a  broad-based,  unmanaged  measurement  of  changes in stock market conditions based on the average of 500 common stocks with dividends reinvested. It is not possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                      Blue Chip 35 Index Fund Fee Table (1)

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                            None
  Sales Charge (Load) Imposed on Reinvested Dividends                 None
     Redemption Fees(2)                                           0.00% - 1.00%
  Exchange Fees                                                       None

  Annual Operating Expenses (expenses deducted from Fund assets)
  Management Fees                                                    0.08%
  Distribution (12b-1) [and / or service] Fees (3)                   0.00%
  Other Expenses                                                     0.48%
                                                                    ------
     Total Annual Fund Operating Expenses                            0.56%
  Fee Waiver (4)                                                    (0.41%)
                                                                    ------
     Net Expenses                                                    0.15%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) There were no  redemption  reimbursement  fees  charged  in the most  recent fiscal  year;  however,  a 1%  redemption  reimbursement  fee may be charged for redemptions  as  determined  by the  Board in a down  market.  (See  page 55 for details).

(3) The Adviser pays all distribution (12b-1) fees.

(4) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.15%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                   Blue Chip 35 Index Fund Expense Example(1)

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $15             $138            $272            $662
--------------------------------------------------------------------------------

(1) This fee is based on last year expenses.  However, if a shareholder redeemed in a down market when the Board of Directors voted to impose the redemption fee, the expenses would be $120, $251, $394, and $811.

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Blue-Chip 35 Index Fund

                                                                   For the Year Ended June 30,
                                                          2005        2004      2003     2002       2001
                                                         ------      ------    ------   ------     ------
Per Share Data
  Net asset value, beginning of year                      $7.02       $6.14     $5.93    $7.23      $8.77
                                                         ------      ------    ------   ------     ------
  Income from investment operations:
      Net investment income^                               0.14        0.10      0.09     0.09       0.09
      Net realized and unrealized gain (loss)             (0.18)       0.83      0.21    (1.31)     (1.54)
                                                         ------      ------    ------   ------     ------
           Total from investment operations               (0.04)       0.93      0.30    (1.22)     (1.45)
                                                         ------      ------    ------   ------     ------
  Less distributions to shareholders:
      Net investment income                               (0.12)      (0.05)    (0.09)   (0.08)     (0.09)
                                                         ------      ------    ------   ------     ------
           Total distributions                            (0.12)      (0.05)    (0.09)   (0.08)     (0.09)
                                                         ------      ------    ------   ------     ------
  Net asset value, end of year                            $6.86       $7.02     $6.14    $5.93      $7.23
                                                         ======      ======    ======   ======     ======

Total Return+                                             (0.59)%     15.20%     5.13%  (17.01%)   (16.61%)
Ratios & Supplemental Data
      Net assets, end of year ('000's)                  $34,612     $35,960    $7,763   $5,532     $5,975
      Ratios to average net assets:
         Expenses after waivers and reimbursements         0.15%       0.15%     0.15%    0.15%      0.15%
         Expenses before waivers and reimbursements        0.56%       0.58%     1.07%    0.93%      0.68%
         Net investment income after
           waivers and reimbursements                      2.07%       1.64%     1.65%    1.35%      1.15%

      Portfolio turnover rate                              20.3%        5.3%     24.9%    40.8%      24.0%

+    Total return would have been lower had various fees not been waived  during the year.

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

     Blue  Chip 35 Index  Fund  Redemption  Fee:  This Fund is best  suited  for investors  who  intend to be  long-term  shareholders.  Shareholders  who redeem frequently or in the height of a market  downturn  increase  costs for remaining shareholders.  Consequently, the Bridgeway Funds Board of Directors reserves the right to  impose  a 1%  redemption  fee any  time  the S&P 500 , a  broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 common  stocks  with  dividends  reinvested,  has  declined  more than 5%
cumulatively  over the previous five trading days.  For example,  if the S&P 500
Index were down more than 5% from the market  close  Tuesday  through the market close on the  following  Monday,  the Board may  impose the  redemption  fee for shareholders who receive the following Tuesday's net asset value. Implementation of the fee  will be  communicated  to  shareholders  both  on  Bridgeway  Funds'
website,  www.bridgeway.com,  and  the  outgoing  message  of its  phone  system
(800-661-3550).  The Adviser will typically make at least one attempt to contact shareholders who send their redemptions in writing to inform them of the fee and to give them the option of rescinding  the  redemption.  This fee accrues to the
Fund itself, not to the Adviser.

                                  Balanced Fund
                                      BRBPX

     Investment  Objective:  The Balanced  Fund (the "Fund")  seeks to provide a high current return with  short-term risk less than or equal to 40% of the stock market. The Fund's investment objective may be changed by the Board of Directors without shareholder approval.

                                   TRANSLATION
                           What is "short-term risk?"

     As it applies to the investment objective,  short-term risk is both "market risk" (or  "beta") and  "downside  risk." A fund beta of 40% means that when the
stock  market  declines,   for  example,   10%,  one  would  expect  an  average
corresponding  decrease of 4% in the fund. "Downside risk" is independent of the timing of stock market moves.  A "downside  risk" of 40% means that the total of all negative  monthly fund returns  would be  four-tenths  the  magnitude of all negative  monthly stock market  returns,  although the timing of these  declines could vary. For purposes of risk  measurement,  the S&P 500 Index with dividends reinvested serves as a proxy for the stock market.

     Principal Investment Strategy: The Fund uses two main strategies. The first is option  writing,  a strategy in which one sells  covered calls or secured put options.  Up to 75% of Fund assets may be invested in common stocks and options.
The  Adviser  may  write  covered  calls  and/or  secured  puts.  Both of  these strategies are used to accomplish the same objective. At all times, at least 25%
of the Fund's assets will be invested in equities.  In most market environments, covered  calls and secured puts afford the  investor  some  "cushion"  against a stock market decline but more limited  appreciation  potential in a stock market rise.  The Fund may  invest  in common  stocks  and  write  options  on any size companies on which  options are traded on a national  securities  exchange.  The
Adviser selects stocks for the Fund according to proprietary quantitative models that span various  investment styles including both "growth" and "value." Growth stocks have faster increasing sales and earnings.  Value stocks are those priced cheaply  relative  to some  financial  measures  of worth.  The Adviser may also select  stocks and  options  according  to a more  passive  strategy,  including investing in stock market index futures and options. The Fund will write options in the amounts the Adviser  believes is  appropriate in achieving its investment objective.  Balanced  Fund may also  purchase  or sell  any  financial  (but not commodity) futures,  puts, or calls within the scope of its investment objective and strategy.  These  instruments can be used to hedge away cash,  manage market risk,  dampen  volatility in line with its investment  objective,  arbitrage the difference  between stocks and futures and create  synthetic  option  positions.
Options and futures can be volatile investments and may not perform as expected.

                                   TRANSLATION

                  What are "covered calls" and "secured puts?"

     Relative to owning  stocks,  covered calls or secured puts  generally  have significantly more limited upside and somewhat more limited downside exposure to stock market movements.  A call is a contract to purchase a set number of shares of a stock on a certain future date at a specified  price.  The Fund will sell a call  only on a stock  that the Fund owns or  against a longer  term call with a lower strike price. This is called a "covered" call. A put is a contract to sell a set number of shares of a stock (called the  "underlying  stock") on a certain future date at a specified  price.  A "secured put" indicates that the Fund owns cash or cash  equivalents  equal to the value of the underlying  stock;  holding this cash is a way of limiting the risk and the  magnification  of risk inherent in options.

                                   TRANSLATION
     How does this Fund compare to most bond funds and other balanced funds?

     Historically,  two types of mutual funds have had volatility  comparable to that  targeted  by this Fund - bond funds and  balanced  funds  (those  blending stocks,  bonds, and cash).  With a minority of its assets in  intermediate-  and
long-term  bonds,   this  Fund  should  be  significantly   less  vulnerable  to
fluctuations in value caused by interest rate volatility, a risk factor strongly present in most bond funds.  The Fund's option  writing  strategy,  on the other hand,  limits the volatility  inherent in the stock investments of most balanced funds.  The Adviser seeks to keep a higher  portion of the returns  historically associated  with stocks over longer periods with a level of short-term risk more commonly  associated  with  bond  funds.  Thus,  the Fund  seeks to  provide  an efficient trade-off between short-term risk and return.

     The second main strategy is fixed-income investments.  The Adviser normally invests at least 25% of the Fund's total assets in fixed-income securities: U.S.
government obligations,  mortgage and asset-backed securities,  corporate bonds,
collateralized   mortgage   obligations   (CMOs),   and/or  other   fixed-income
instruments.  The  proportions  and durations  held in the various  fixed-income securities  may be revised in light of the  Adviser's  appraisal of the relative yields of securities in the various market sectors, the investment prospects for issuers, and other considerations. In addition, the Fund's strategy with respect to credit rating may vary over time. In selecting fixed-income  securities,  the
Adviser  may  consider  many  factors,  including  yield to  maturity,  quality, liquidity,  current  yield,  and  capital  appreciation  potential.  The Adviser anticipates  that  fixed  income  investments  will  largely be limited to U. S.
government  securities and high quality  corporate  debt.

     To  summarize,  selling  covered  call and secured put options  reduces the
Fund's  volatility  and  provides  some cash flow,  which is the Fund's  primary source of return. The combination of stock and fixed-income  investments and the steady  cash flow from the sale of call and put  options is  designed to provide the Fund with more stable returns over a wide range of  fixed-income  and equity market environments.

     Principal  Risk  Factors:  The Fund's stock  holdings are subject to market risk, the risk of a stock market decline. Stock prices may decline over short or even  extended  periods of time.  The  protective  qualities  inherent in option writing are partial.  In addition,  the Adviser may not always write  options on the full number of shares of stock it owns,  thus  exposing the Fund to the full market risk of these shares.

     Another  important risk is that the  individual  stocks in the Fund may not perform as well as expected.

     The Fund invests in companies of any size for which exchange-traded options are available.  Small companies are more vulnerable to financial and other risks than large companies.

     The  Fund's  fixed-income  holdings  are  subject  to three  types of risk.
Interest  rate risk is the  chance  that bond  prices  overall  will  decline as interest  rates  rise.  Credit risk is the chance a bond issuer will fail to pay interest and principal.  Prepayment  risk is the chance a  mortgage-backed  bond issuer will repay a higher-yielding bond, resulting in a lower-paying yield.

     In addition,  U.S. government obligations vary in the level of support they receive from the U.S.  government.  They may be: (i) supported by the full faith and credit of the U.S.  Treasury;  (ii)  supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. government to purchase the issuer's obligations; or (iv) supported only by the credit of the issuer.

     The Fund's use of futures to manage  risk or hedge  market  volatility  are subject to  certain  additional  risks.  Futures  may not  always be  successful hedges, their prices can be highly volatile and they may not always successfully manage  risk.  Using  futures  could  lower the  Fund's  total  return,  and the potential loss from the use of futures can exceed the Fund's initial  investment in such contracts.

     A covered call position will result in a loss on its expiration date if the underlying  stock price has fallen since the purchase by an amount  greater than the price for which the option was sold. Thus, the Fund's option  strategies may not fully protect it against  declines in the value of its stocks.  In addition, the  option  writing  strategy  limits  the  upside  profit  potential  normally associated with stocks.  Options are also  inherently more complex,  requiring a higher level of training for the Fund manager and support personnel.

     In summary,  the Fund could  experience  a loss in the stock,  option,  and fixed-income  portions of its holdings at the same time. Thus, the value of your investment in the Fund may go up or down, which means that you could lose money.

     Who Should Invest:  The Adviser believes that this Fund is appropriate as a mid to  long-term  investment  (at least three  years or more) for  conservative investors  who are  willing to accept  some stock  market  risk.  It may also be appropriate  as a  diversifier  to a long-term  portfolio  comprised  of stocks, bonds, and other investments. It is not an appropriate investment for short-term investors or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of stock market indexes of large and small companies.  This information is based on past performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2002     -3.51%
         2003     17.82%
         2004      7.62%

Return from 1/1/05 through 9/30/05 was 6.05%.
Best Quarter: Q2 03, +8.30%                         Worst Quarter: Q3 01, -7.70%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                           Since
                                                                       Inception
                                                           1 Year      (6/30/01)
--------------------------------------------------------------------------------
  Bridgeway Balanced Fund
   Return Before Taxes                                       7.61%     5.22%
   Return After Taxes on Distributions(1)                    7.03%     4.78%
   Return After Taxes on Distributions and Sale of Fund
      Shares(1)                                              4.95%     4.18%
--------------------------------------------------------------------------------
Bloomberg/EFFAS Bond Index (2) (reflects no deductions for
fees, expenses or taxes)                                      .87%     3.70%
S&P 500 Index (3) (reflects no deductions for fees,
   expenses or taxes)                                       10.88%     1.39%
Balanced Benchmark (4) (reflects no deductions for fees,
   expenses or taxes)                                        4.47%     2.79%
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes. In certain cases,  the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The Bloomberg/EFFAS Index is a transparent benchmark for the total return of the one- to three-year U.S. Government bond market.

(3) The S&P 500 Index is a  broad-based,  unmanaged  measurement  of  changes in stock market conditions based on the average of 500 common stocks with dividends reinvested.

(4) Balanced  Benchmark is a combined index,  computed by the Adviser,  of which
40%  reflects  the S&P 500 Index (an  unmanaged  index of large  companies  with dividends  reinvested)  and 60% the  Bloomberg/  EFFAS U.S.  Government  one- to
three-year  Total Return Bond Index.

Past performance does not guarantee future results.

     Fees And Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                             Balanced Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                             None
  Sales Charge (Load) Imposed on Reinvested Dividends                  None
  Redemption Fees                                                      None
  Exchange Fees                                                        None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees                                                      0.60%
  Distribution (12b-1) [and / or Service] Fees (2)                     0.00%
  Other Expenses                                                       0.59%
                                                                      ------
     Total Annual Fund Operating Expenses                              1.19%
  Fee Waiver (3)                                                      (0.25%)
                                                                      ------
     Net Expenses                                                      0.94%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.94%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                          Balanced Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $96             $353            $630           $1,421
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs, Bunting & Dougherty,  LLP, whose report, along with the Fund's financial statements,  is included in the annual report, which is available from Bridgeway
Funds upon request.

Balanced Fund

                                                                                             For the Period
                                                           For the Year Ended June 30,       ended June 30,
                                                        2005        2004      2003     2002       2001*
                                                       ------      ------    ------   ------     ------
Per Share Data
 Net asset value, beginning of period                 $11.30      $10.05    $9.87    $10.00     $10.00
 Income from investment operations:
     Net investment income^                             0.14        0.06      0.10     0.04       0.00
     Net realized and unrealized gain (loss)            0.66        1.24      0.15    (0.12)      0.00
                                                      ------      ------    ------   ------     ------
          Total from investment operations              0.80        1.30      0.25    (0.08)      0.00
                                                      ------      ------    ------   ------     ------
 Less distributions to shareholders:
     Net investment income                             (0.08)      (0.05)    (0.06)   (0.05)      0.00
     Net realized gain                                 (0.10)       0.00     (0.01)    0.00       0.00
                                                      ------      ------    ------   ------     ------
          Total distributions                          (0.18)      (0.05)    (0.07)   (0.05)      0.00
                                                      ------      ------    ------   ------     ------
 Net asset value, end of period                       $11.92      $11.30    $10.05   $9.87      $10.00
                                                      ======      ======    ======   ======     ======

Total Return+                                           7.15%      12.94%     2.57%   (0.80%)     0.00%
Ratios & Supplemental Data
     Net assets, end of period ('000's)              $42,264     $23,212    $8,344   $4,960       $370
     Ratios to average net assets:
        Expenses after waivers and reimbursements       0.94%       0.94%     0.94%    0.94%      0.00%
        Expenses before waivers and reimbursements      1.19%       1.51%     1.66%    2.07%      0.00%
        Net investment income after
          waivers and reimbursements                    1.20%       0.60%     1.06%    0.49%      0.00%

     Portfolio turnover rate                           125.5%      123.7%     98.2%   112.5%       0.0%

*    Commenced operations on June 30, 2001.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

MANAGEMENT OF THE FUNDS

     The Board of Directors  of  Bridgeway  Funds,  Inc.  ("Bridgeway  Funds" or
"Funds")  oversees the Funds'  management,  decides on matters of general policy and reviews the activities of the Funds' Adviser.  The Funds'  officers  conduct and supervise its daily operations.  Bridgeway Capital Management,  Inc. of 5615
Kirby  Drive,  Suite 518,  Houston,  Texas  77005-2448,  acts as the  Investment
Adviser (the "Adviser") to the Funds pursuant to Management  Agreements approved by the Board of  Directors.  A discussion  regarding  the basis for the Board of
Directors  approving the Management  Agreement for each Fund is available in the
Funds' annual report to shareholders for the fiscal year ended June 30, 2005.

     The  Adviser  is a Texas  corporation  that was  organized  in  1993.  John
Montgomery is Vice President of Bridgeway Funds, Inc. and President of Bridgeway
Capital  Management,  Inc. Michael Mulcahy is President of Bridgeway Funds, Inc.
Dick Cancelmo is Vice President of Bridgeway Funds, Inc. The Adviser has managed the affairs of Bridgeway Funds since inception of the first fund offerings.  The
Adviser's investment  management team selects the securities of all eleven Funds through proprietary models developed by the Adviser.  The investment  management team, led by John  Montgomery,  is comprised of eight  investment  professionals including the trading team. John is the designated  portfolio  manager on ten of the Funds,  and Dick Cancelmo is the  designated  portfolio  manager of Balanced
Fund.

     The Adviser is responsible for the investment and reinvestment of Bridgeway
Funds' assets and provides personnel and  administrative  services for operation of the Funds' daily business affairs.  It formulates and implements a continuous investment  program for each Fund  consistent  with its  investment  objectives, policies and restrictions.  For the fiscal year ended June 30, 2005, the Adviser received the following  investment  advisory fees rates:  Management Fee for the fiscal year ended June 30, 2005 (1)

-----------------------------------------------------------------------------
Portfolio                             Total            Performance-based
                                 Management Fee    Management Fee Range (2)
-----------------------------------------------------------------------------
Aggressive Investors 1 Fund           1.39%              0.20 to 1.60%
Aggressive Investors 2 Fund           1.09%              0.60 to 1.20%
Ultra-Small Company Fund              0.90%                   NA
Ultra-Small Company Market Fund       0.50%                   NA
Micro-Cap Limited Fund                1.45%              0.20 to 1.60%
Small-Cap Growth Fund                 0.60%              0.55 to 0.65%
Small-Cap Value Fund                  0.60%              0.55 to 0.65%
Large-Cap Growth Fund                 0.50%              0.45 to 0.55%
Large-Cap Value Fund                  0.50%              0.45 to 0.55%
Blue Chip 35 Index Fund               0.08%                   NA
Balanced Fund                         0.60%                   NA
-----------------------------------------------------------------------------

(1) All fees in this table are expressed as a percentage of net assets.

(2) Performance-based fee adjustments are calculated based on the Fund's average daily net assets over the most recent five-year period ending on the last day of the quarter.

Micro-Cap  Limited Fund,  Aggressive  Investors 1 Fund,  Aggressive  Investors 2
Fund,  Small-Cap  Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund and
Large-Cap  Value Fund have  management  fees that are  comprised  of a base fee, which is applied to current net assets, and a performance fee adjustment,  which depends  on  performance  relative  to a market  index over the last 5 years (or since  inception  if the Fund is not yet five  years  old),  and is  applied  to average net assets over this performance period.

As a result,  management  fees  expressed as a percent of net assets in the Fund
Fee  tables and the table  above are a function  of both  current  and  historic average net assets. Therefore, any projections of management fees cannot be done with certainty  since the impact of  performance,  redemptions  and purchases on future assets is not known. The ranges above assume current assets equal average assets over the performance  period.  The Adviser seeks to protect  shareholders from much  higher  than  expected  management  fees that could  result from this formula by contractually agreeing to expense limitations on these funds.

     The fee for Ultra-Small Company Fund and the base fee for Micro-Cap Limited
Fund are  calculated as follows:  $0 to $27.5 million in net assets,  the fee is
0.90%.  From $27.5 million to $55.0  million,  the fee is $495,000  subject to a maximum of 1.49%. From $55 million to $250 million,  the fee is 0.90%. From $250 million  in assets  the fee  decreases  to  0.875%,  and above  $500  million it decreases to 0.850%. Please see the Statement of Additional Information for more detail on the management fee calculations.

                                   TRANSLATION
                        Who Manages the Bridgeway Funds?

     Bridgeway Capital Management is the Adviser for all eleven Bridgeway Funds.
The  Adviser  is  responsible  for  all  investment  decisions  subject  to  the investment strategies, objectives and restrictions applicable to each Fund. Nine
Funds are  actively  managed.  The other two Funds are more  passively  managed, seeking to track two distinct indexes.

                   How Are the Actively Managed Funds Managed?

     The Adviser uses multiple quantitative models to make investment decisions.
For the actively  managed Funds,  these models were originally  developed by the
Adviser and are  maintained  by the  Investment  Management  Team.  Although the
models  are  proprietary,  some  information  may be shared  for the  investor's understanding:

The  Adviser uses multiple, multi-factor models to manage the Funds. The Adviser looks at stocks from a variety of different  perspectives  using  different models  seeking to "dampen" some of the  volatility  inherent in each model and style.  A  confluence  of  favorable  factors  results in a stock being included as a model "buy."

The  Adviser is  extremely  disciplined  in  following  the models.  The Adviser resists  overriding  the models with  qualitative  or subjective  data. The
     Adviser relies heavily on statistics and the discipline of the process.

The  Adviser  does not talk to company  management  or Wall Street  analysts for investment  ideas.  Examples  of  model  inputs  include  timely,  publicly available  financial  and  technical  data  from  objective  sources,  thus avoiding the emotions or biases of third parties.

The  Adviser   never   times   the   market   or   incorporates   macro-economic
     prognostication.

The  Adviser  seeks to avoid bad data.  The Adviser seeks to "tip the scales" in the  Funds'  favor by seeking to verify,  where  possible  and within  time constraints, the quality of data input to the models.

                     Who is the Investment Management Team?

     All Funds Except for Balanced Fund

     Investment  decisions for each Fund except for Balanced Fund are made by an investment management team. The investment management team is comprised of eight investment  professionals on the Adviser's staff including the trading team. The following  individuals are jointly and primarily  responsible for the day-to-day management of each such Fund's portfolio:

     John  Montgomery  is the portfolio  manager for all of the Bridgeway  Funds except for Balanced Fund and has held that position since each Fund's inception.
John founded the Adviser in 1993 and currently holds the title of President.  In addition  to the  Funds,  John  manages  separate  accounts  for high net  worth individuals, endowments and other institutional investors.

     Elena  Khoziaeva  began  working at the Adviser in 1998.  Since  1999,  her responsibilities  have included  investment  management research and analysis as well as  quantitative  model  maintenance  and operation for the Adviser.  Elena earned a Bachelor of Economic  Sciences degree from  Belarussian  State Economic
University in Minsk and  graduated  with highest  honors from the  University of
Houston with an MBA in accounting.

     Michael Whipple, CFA, began working at the Adviser in 2002. Since then, his responsibilities  have included  investment  management research and analysis as well as quantitative model maintenance and operation for the Adviser. He holds a
BS in Accountancy and Finance from Miami  University in Ohio. A Certified Public
Accountant and Certified Internal Auditor,  Michael worked in auditing from 1996 to 2000 before  attending the University of Chicago from 2000 to 2002,  where he earned his MBA. Michael became a CFA charter holder in 2003.

     The Balanced Fund

     Richard P.  Cancelmo,  Jr.  ("Dick") has been the portfolio  manager of the
Balanced Fund since its inception in 2001. Dick has been employed by the Adviser in research and trading since February 2000. He was employed by Cancelmo Capital
Management,  Inc.,  the investment  adviser to West  University  Fund,  prior to joining the Adviser.

     Additional Information About Portfolio Managers

     The  Bridgeway   Funds'  Statement  of  Additional   Information   provides
information about each portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

                      Who is Bridgeway Capital Management?

     Bridgeway  Capital  Management was  incorporated in 1993. The advisory firm has a very lean cost  structure,  relying  heavily on technology and a small but very talented and dedicated  team of partners.  These factors enable the firm to offer creative products to the mutual fund industry such as Ultra-Small  Company
Fund and  Ultra-Small  Company  Market  Fund,  which  focus on the  smallest  of publicly traded stocks,  as well as Balanced Fund, which employs a unique set of risk management techniques.

     The Adviser has an unusual corporate culture with a high-energy, enjoyable, and  cost-conscious  atmosphere  where all staff members are viewed as partners.
Stressing process and results over titles and status, no partner,  including the
President,  can make more than seven times the total  compensation of the lowest paid partner. The firm ascribes to four business values:  integrity,  investment performance, cost efficiency and service.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description  of the Bridgeway  Funds'  policies and  procedures  regarding the release of portfolio  holdings  information is available in the Funds' Statement of Additional Information.

CODE OF ETHICS

     Both Bridgeway  Funds and the Adviser are committed to a mission  statement that places integrity above every other business value.  Neither Bridgeway Funds nor the Adviser:

     o    takes part in directed brokerage arrangements,
     o    pays soft dollar commissions,
     o    has a brokerage relationship with any affiliated organization, or
     o    invests in tobacco companies.

     Fund  managers are  encouraged to invest in shares of the Funds and are not allowed  to  purchase  shares of equity  securities  that the Funds  might  also potentially own. Other staff, Officers, and Directors of Bridgeway Funds and the
Adviser are also encouraged to own shares of the Funds and may only trade shares of equity securities within very stringent  guidelines  contained in the Code of
Ethics.

     Copies  of the  Code  of  Ethics  may be  obtained  from  our  web  address
www.bridgeway.com/MIethics.asp.  Any  shareholder or potential  shareholder  who feels that a policy,  action,  or investment of the Funds or the Adviser  either does  compromise  or may  compromise  the  highest  standards  of  integrity  is encouraged to contact Bridgeway Capital Management.

                                   TRANSLATION
                  What's the Big Deal About the Code of Ethics?

     The Adviser takes  ethical  issues very  seriously.  We are willing to walk away from certain  revenue-generating  activities to avoid conflicts of interest between Bridgeway Funds and the Adviser. We seek to ensure that the interests of the Adviser are aligned with those of the shareholders.

SHAREHOLDER INFORMATION

NET ASSET VALUE (NAV)

     The net asset  value  per  share of each  Fund is the  value of the  Fund's investments plus other assets,  less its  liabilities,  divided by the number of
Fund shares outstanding. The value of the Fund's securities is determined by the market value of these securities.  Other than options, portfolio securities that are  principally  traded on a national  securities  exchange are valued at their last sale on the principal  exchange on which they are traded prior to the close of the New York Stock Exchange. Portfolio securities other than options that are principally  traded on the National  Association of Securities Dealers Automated
Quotation  System  ("NASDAQ") are valued at the Official Closing Price ("NOCP").
In the absence of recorded  sales on their home  exchange or NOCP in the case of
NASDAQ traded securities, the security will be valued according to the following priority:  1) Bid prices for long  positions,  ask prices for short positions on home  exchanges,  and 2) Bid  prices  for long  positions,  ask prices for short positions on other exchanges.

     In  determining  the NAV,  each Fund's  assets are valued  primarily on the basis of market quotations as described above.  However,  the Board of Directors has  adopted  procedures  for  making  "fair  value"  determinations  if  market quotations  are not readily  available.  Specifically,  if a market value is not available  for a  security,  the  security  will  be  valued  at fair  value  as determined in good faith or under the direction of the Board of Directors.  Fair value  pricing  generally  is used  most  often  for  pricing  a fund's  foreign securities  holdings that are traded on foreign securities  exchanges.  However, the Bridgeway  Funds only invest in foreign  securities  that are traded on U.S.
exchanges.  Nonetheless,  if there is a trading halt on a security or some other circumstance,  the  Adviser's  staff will use its best  efforts to research  the reasons for the absence of a closing  price.  The Adviser will contact the Board with pricing  proposals as soon as possible if the value of the security is more than 1.5% of a Fund's  net asset  value  based on the most  recent  full day the security traded. Below this amount, a "fair value" price will be determined by a committee comprised of the Adviser's investment  management team and a member of the  trading  team.  In the  absence  of  further  news,  other  information  or resumption of trading,  this price will be used until the next Board meeting. If there are multiple  trading  halts in one Fund,  the Board will be contacted for fair  value  pricing  if the total of all  trading  halts is more than 2% of net assets based on the most recent full day each individual security traded. If the value of the security  based on the most recent full day the security  traded is less  than or equal to 1.5% of the  total  net  asset  value of the Fund and the market value of the holding  based on the previous  days'  closing price is less than  $0.01  times the  previous  days Fund  shares  outstanding,  any member or back-up member of the committee may price the security.  The valuation  assigned to a fair valued  security for purposes of  calculating  a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

     Because the Funds  charge no sales  loads,  the price you pay for shares is the Fund's  NAV.  The Funds are open for  business  every day the New York Stock
Exchange  ("NYSE") is open. Every buy or sell order you place in the proper form will be processed at the next NAV calculated after your order has been received.
The NAV is calculated for each Fund at the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time. If the NYSE begins an after-hours trading  session,  the Board of  Directors  will set closing  price  procedures.
Mutual  fund  marketplaces  and  members  of the  National  Securities  Clearing
Corporation ("NSCC") may have an earlier cut-off time for pricing a transaction.

     Foreign  markets  may be  open  on  days  when  U.S.  markets  are  closed;
therefore,  the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund  shares.  The NAV of each Fund,  however,  will only change when it is calculated at the NYSE daily close.

RULE 12b-1 AND SHAREHOLDER SERVICES FEES

     On October 15, 1996  Bridgeway  Funds'  shareholders  approved a 12b-1 Plan that  permitted  the  Adviser to pay up to 0.25% of each  Fund's  average  daily assets for sales and  distribution of Bridgeway Funds shares.  In this plan, the
Adviser agreed to pay directly all  distribution  costs  associated with Class N shares. This plan has been re-approved each year by the Independent Directors.

     On October 1, 2003, Bridgeway Funds' shareholders  approved modification of the 12b-1 Plan to permit selected  Bridgeway Funds to add additional  classes of
Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by  shareholders who purchase Fund shares through distribution  channels that charge distribution and account servicing fees versus "no or low cost" alternatives.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING OF FUND SHARES

     The Board of  Directors of the Funds has adopted and  implemented  policies and procedures to detect,  discourage and prevent short-term or frequent trading
(often described as "market timing") in the Funds.

     The Funds are not designed for  professional  market timing  organizations, individuals,  or entities  using  programmed  or frequent  exchanges  or trades.
Frequent  exchanges or trades may be disruptive  to the  management of the Funds and can raise their expenses.  The Funds reserve the right to reject or restrict any specific  purchase and  exchange  request with respect to market  timers and reserves the right to determine,  in their sole discretion,  that an individual, group or entity is or has acted as a market timer.  The Funds  generally  define short-term  trading as purchase and redemption  activity,  including  exchanges, that exceed two "round trips" per calendar year. The Funds may also take trading activity  that occurs  over longer  periods  into  account if a Fund  reasonably believes  such  activity  is of an amount or  frequency  that may be  harmful to long-term shareholders or disruptive to portfolio management.

     A Fund may be more or less affected by  short-term  trading in Fund shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number, and frequency of trades in Fund shares and other factors. Short-term and excessive  trading  of Fund  shares  may  present  various  risks to the  Funds, including:

     o    potential dilution in the value of Fund shares,
     o    interference with the efficient management of a Fund's portfolio, and
     o    increased brokerage and other transaction costs.

     Certain Funds such as  Ultra-Small  Company,  Ultra-Small  Company  Market,
Micro-Cap  Limited,  Aggressive  Investors 1, Aggressive  Investors 2, Small-Cap
Growth and Small-Cap Value Funds, may invest in equities that have low liquidity and therefore may be more susceptible to these risks.  Others Funds such as Blue
Chip 35 and  Ultra-Small  Market Funds are designed to track certain  indices or markets and also may be exposed to greater risk due to short-term  and excessive trading.

     The Funds  currently  use  several  methods  to  reduce  the risk of market timing. These methods include: (i) monitoring trade activity; and (ii) assessing a redemption fee for short-term  trading for certain Funds as described  earlier in this prospectus.

     When a pattern of short-term or excessive trading activity or other trading activity  deemed  harmful or disruptive to the Funds by an investor is detected, the Adviser may determine to prohibit that investor from future purchases in the
Funds or to limit or terminate the investor's exchange privilege.  The detection of these patterns and the banning of further  trading are inherently  subjective and therefore involve some selectivity in their  application.  The Adviser seeks to make such  determinations  in a manner  consistent  with the interests of the
Funds' long-term shareholders.

     There is no assurance that these policies and procedures  will be effective in limiting  short-term  and excessive  trading in all cases.  For example,  the
Adviser may not be able to effectively  monitor,  detect or limit  short-term or excessive  trading  by  underlying  shareholders  that  occurs  through  omnibus
accounts  maintained  by  broker-dealers  or  other  financial   intermediaries.
Depending on the amount of Fund shares held in such omnibus  accounts (which may represent most of a Fund's shares)  short-term  and/or excessive trading of Fund shares could adversely affect long-term  shareholders in a Fund. It is important to note that  shareholders  that invest  through  omnibus  accounts  also may be subject to the policies and procedures of their  financial  intermediaries  with respect to short-term and excessive trading in the Funds.

PURCHASING SHARES

     You may purchase shares using one of the options described below.  Purchase orders will not be processed unless the account application and purchase payment are received in good order.  In accordance with the USA Patriot Act, if you fail to provide all of the  required  information  requested  in the current  account application,  your purchase order will not be processed.  Additionally,  federal law requires that the Funds verify and record your identifying information.

- FROM FUND MARKETPLACES

     Shareholders  may purchase and redeem  Bridgeway  Funds through most mutual fund  marketplaces.  Low-cost  marketplaces  offer  shares of the Funds  with no transaction  fee,  although they may charge a maintenance  fee for accounts with low  balances.  Other  marketplaces,  brokers  and  members  of the NSCC  charge transaction fees ranging from $18 to $200 to cover operational costs. These fees vary and do change. A list of marketplaces  where you can buy shares of the Fund can be found at  www.bridgeway.com  under "How to Buy  Shares."  Many  Bridgeway
Funds investors prefer  investing with  marketplaces for the range of investment alternatives  and statement  consolidation.  In some cases,  you can complete an application at the marketplace  website and transfer cash from your bank account for your initial investment on the same day.

     The  minimum  initial  investment  in any  Fund is  $2,000,  although  some
marketplaces  may  require  higher  initial  investment  amounts.   The  minimum
subsequent investment is the amount required by the marketplace.

- FROM FINANCIAL SERVICE ORGANIZATIONS

     You  may  purchase  shares  of the  Funds  through  participating  brokers,
dealers,  and  other  financial  professionals.   Simply  call  your  investment
professional to make your purchase.  If you are a client of a securities  broker or other financial  organization,  you should note that such  organizations  may charge a separate fee for administrative services in connection with investments in Fund shares and may impose  account  minimums and other  requirements.  These fees and requirements would be in addition to those imposed by the Funds. If you are  investing  through a  securities  broker or other  financial  organization, please refer to its program materials for any additional  special  provisions or conditions  that may be different from those  described in this  Prospectus (for example,  some  or all of the  services  and  privileges  described  may  not be available to you).

- DIRECTLY FROM THE FUNDS

     Buying Shares

     You can purchase  shares  directly  from the Fund by either  completing  an application  on line at  www.bridgeway.com  or by completing  and  submitting an application,  which can be obtained on our website or by calling 1-800-661-3550.
All  investments  must be made by check,  ACH or wire.  All checks  must be made payable in U.S. dollars and drawn on U.S. financial  institutions.  The Funds do not accept purchases made by cash or cash equivalents (for example, money order, cashier's check, bank draft, traveler's check or credit card check.)

     Checks. Checks must be made payable to "Bridgeway Funds."

     Automated  Clearing  House  ("ACH").  You may  purchase  additional  shares through an electronic transfer of money from a checking or savings account.  The
ACH service will automatically  debit your  pre-designated  bank account for the desired amount.

     Wires.  Instruct  your  U.S.  financial  institution  with whom you have an account to make a Federal  Funds  wire  payment  to the  Funds.  Your  financial institution may charge a fee for this service.

     Account Requirements

------------------------------------------------------------------------------------
           Type of Account                            Requirement
------------------------------------------------------------------------------------
Individual, Sole Proprietorship and  o    Instructions must be signed by all
Joint Accounts.                           persons exactly as their names appear on
Individual accounts are owned by one      the account.
person, as are sole proprietorship
accounts.  Joint accounts have two
or more owners (tenants).
------------------------------------------------------------------------------------

Gifts or Transfers to a Minor (UGMA, o    Depending on state laws, you can set
UTMA)                                     up a custodial account under the UGMA
o      These custodial accounts           or the UTMA.
       provide a way to give money   o    The custodian must sign instructions
       to a child and obtain tax          in a manner indicating custodial
       benefits.                          capacity.
------------------------------------------------------------------------------------
Business Entities                    o    Submit a secretary's (or similar)
                                          certificate covering incumbency and
                                          authority.
-------------------------------------------------------------------------------------
Trusts                               o    The trust must be established before
                                          an account can be opened.
                                     o    Provide the first and signature pages
                                          from the trust document identifying the
                                          trustees.
-------------------------------------------------------------------------------------

Investment Procedures

------------------------------------------------------------------------------------
           How to Open an Account                  How to Add to Your Account
------------------------------------------------------------------------------------
By check                                     By check
o    Obtain an application by mail, fax      o    Complete an investment slip
     or from our website.                         from a confirmation statement or
o    Complete the application and any             write us a letter.
     other required documentation.           o    Write your account number
o    Mail your application and any other          and Fund on your check
     documents and your check.               o    Mail the slip or letter and
                                                  your check.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
By wire                                      By wire
o    Obtain an application by mail, fax      o    Call us to notify us of your
     or from our website.                         incoming wire.
o    Complete the application and any        o    Instruct your bank to wire
     other required documentation.                your money to us.
o    Call us to fax the completed
     application and documentation.  We will
     open the account and assign an account
     number.
o    Instruct your bank to wire your
     money to us.
o    Mail us your original application
     and any other documentation.
------------------------------------------------------------------------------------

By automatic monthly ACH payment             By automatic monthly ACH payment
o    Obtain an application by mail, fax      o    Your automatic monthly
     or from our website.                         investments will continue until
o    Complete the application and any             you call to request that they
     other required documentation.                stop.
o    Call us to fax the completed
     application and documentation.  We will
     open the account and assign an account
     number.
o    Mail us your original application
     and any other documentation.
o    We will electronically debit your
     purchase each month from your selected
     financial institution account.
------------------------------------------------------------------------------------

Canceled or Failed Payments

     The  Funds  accept  checks  and ACH  transfers  at full  value  subject  to collections.  If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible  for any losses or expenses  incurred  by the Funds or the  transfer agent, and the Funds may redeem shares you own in the account as  reimbursement.
The Funds  and their  agents  have the right to reject or cancel  any  purchase, exchange or redemption due to nonpayment.

     Rejection of Purchase Orders

The Funds  reserve  the right to refuse  purchase  orders  for any  reason.  For example,  the Funds may reject  purchase  orders for very small accounts  (e.g., accounts  comprised of only one share of a Fund) as well as for reasons that the
Adviser feels will adversely affect its ability to manage the Funds effectively.

REDEEMING SHARES

     Selling Shares

     The  Funds  process  redemption  orders  promptly,  and you will  generally receive  redemption  proceeds within a week. Delays of up to 7 days may occur in cases of very large  redemptions,  excessive  trading or during  unusual  market conditions.  If the Funds  have not  collected  payment  for the  shares you are selling,  however,  they may  delay  sending  redemption  proceeds  for up to 15 calendar days.

         How to Sell Shares from Your Account
          By Mail:

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How to send your proceeds (by check or wire)

o    Obtain a signature guarantee (See "Signature Guarantee Requirements")

o    Obtain other documentation (See "Signature Guarantee Requirements")

o    Mail your request and documentation

          By Wire:

o    Wire requests are only  available if you provided bank account  information on your account application and your request is for $10,000 or more

o    Call us with your request (unless you declined telephone privileges on your account application) (See "By Telephone") or

o    Mail us your request (See "By Mail")

          By Telephone:

o    Call us with your request (unless you declined telephone privileges on your account application)

o    Provide the following information:
     o    Exact name(s) in which the account is registered
     o    Your account number
     o    Additional form of identification

o    Your proceeds will be
     o    Mailed to you or
     o    Wired to you (unless you did not provide bank account  information  on your account application) (See "By Wire")

     Telephone Redemption Privileges

     You may redeem  your  shares by  telephone  unless you  declined  telephone privileges  on  your  account  application.  You  may  be  responsible  for  any unauthorized  telephone  order as long as the  transfer  agent takes  reasonable measures to verify that the order is genuine.

Wire Redemptions

You may have your redemption  proceeds wired to you if you provided bank account information on your account  application.  The minimum amount you may request by wire is $10,000.  If you wish to make your wire request by  telephone,  you must also have telephone redemption privileges.

     Signature Guarantee Requirements

     To protect you and the Funds against fraud, certain redemption options will require a signature  guarantee.  A signature guarantee verifies the authenticity of your  signature.  You can  obtain  one  from  most  banking  institutions  or securities  brokers,  but not from a notary  public.  The Funds and the transfer agent will need written  instructions  signed by all registered  owners,  with a signature guarantee for each owner, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o    Redemption  from an account for which the  address or account  registration has changed within the last 30 days
o    Sending  redemption  and  distribution  proceeds to any person,  address or financial institution account not on record
o    Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
o    Adding  or  changing  ACH or wire  instructions,  telephone  redemption  or exchange options or any other election in connection with your account.

     The Funds and the transfer  agent  reserve the right to require a signature guarantee(s) on all redemptions.

     Redemption of Very Small Accounts

     In order to reduce Fund  expenses,  the Board of Directors is authorized to cause the redemption of all of the shares of any  shareholder  whose account has declined to a value of less than $1,000 as a result of a transfer or redemption.
For accounts with Bridgeway Funds that are valued at less than $1,000,  the Fund or its  representative  may give  shareholders  60 days prior written  notice in which to purchase sufficient shares to avoid such redemption.

     Redemption of Very Large Accounts

     While a shareholder may redeem at any time without notice,  it is important for Fund  operations  that you call  Bridgeway  Funds at least a week before you redeem an amount of $250,000 or more,  especially  for  Bridgeway's  smaller-cap funds. We must consider the interests of all Fund  shareholders  and reserve the right to delay delivery of your  redemption  proceeds--up  to seven days--if the amount will disrupt a Fund's operation or performance. If your redemptions total more than $250,000 or 1% of the net assets of the Fund within any 90-day period, the Funds reserve the right to pay part or all of the redemption  proceeds above
$250,000 in kind (i.e., in securities, rather than in cash). Redemptions in kind may, at the adviser's  option and where requested by a shareholder,  be made for redemptions  less  than  $250,000.  If  payment  is made in kind,  you may incur brokerage commissions if you elect to sell the securities for cash.

EXCHANGING SHARES

     Exchange Privileges

     You may sell your Fund  shares and buy shares of  another  Bridgeway  Fund, also known as an  exchange,  by  telephone  or in writing,  unless you  declined telephone privileges on your account application.  For a list of Funds available for exchange,  please consult this prospectus or our website,  www.bridgeway.com or call Bridgeway Funds at 800-661-3550.  Exchange  purchases are subject to the same  minimum  and  subsequent  investment  levels as new  accounts  and to fund closing commitments.  Because exchanges are treated as a sale and purchase, they may have tax consequences.

     You may exchange only between  identically  registered  accounts  (name(s), address and  taxpayer ID  number).  There is  currently  no  specified  limit on exchanges,  but the  Funds  reserve  the  right to limit  exchanges.  You may be responsible for any  unauthorized  telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

         How to Exchange Shares from Your Account
          By Mail:

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund names you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
     o    How to send your proceeds (by check or wire)

o    If  opening a new  account,  complete  an  account  application  if you are requesting different shareholder privileges

o    Mail your request and documentation

     By Telephone:

o    Call us with your  request  (unless you  declined  telephone  authorization privileges on your account application)

o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification

MISCELLANEOUS INFORMATION

     Retirement Accounts

     The Funds offer IRA  accounts  including  traditional  and Roth IRAs.  Fund shares may also be an appropriate  investment for other retirement plans. Before investing  in any IRA or other  retirement  plan,  you should  consult  your tax adviser.  Whenever  making an investment in an IRA, be sure to indicate the year for which the contribution is made.

     Tax-Sheltered Retirement Plans

     Shares of the Funds may be purchased for various types of retirement plans, including  Individual  Retirement Plans (IRAs).  For more complete  information, contact Bridgeway Funds or the marketplaces previously described.

     Lost Accounts

     The transfer  agent will  consider your account lost if  correspondence  to your address of record is returned as undeliverable on more than two consecutive occasions,  unless the  transfer  agent  determines  your new  address.  When an account is "lost,"  all  distributions  on the  account  will be  reinvested  in additional  Fund  shares.  In  addition,  the amount of any  outstanding  checks
(unpaid  for six  months or more) or  checks  that  have  been  returned  to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled.  However,  checks will not be  reinvested  into  accounts  with a zero balance.

     Householding

     To reduce  expenses,  we may mail only one copy of the  Fund's  prospectus, each annual and semi-annual  report,  and other  shareholder  communications  to those  addresses  shared  by two  or  more  accounts.  If you  wish  to  receive additional copies of these documents, please call us at 800-661-3550 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     So long as each  Fund  qualifies  to be  taxed  as a  regulated  investment company,  it generally will pay no federal income tax on the income and gains it distributes  to you.  The Funds pay  dividends  from net  investment  income and distribute  net  capital  gains  annually,  usually in  December.  The Funds may occasionally be required to make  supplemental  distributions at some other time during the year. All dividends and  distributions in full and fractional  shares of the Funds will  generally be reinvested in additional  shares on the day that the  dividend  or  distribution  is paid at the next  determined  NAV.  A direct shareholder  may submit a written request to pay the dividend and/or the capital gains distribution to the shareholder in cash. Shareholders at fund marketplaces should contact the marketplace about their rules.

     The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income  dividend or a capital gain  distribution.  Unless you are investing  through a  tax-deferred  retirement  account (such as an IRA) you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution,  because doing so can cost you money in taxes.  This is known as
"buying a dividend."  For  example,  if you buy 500 shares in a Fund on December
15th at the Fund's  current  NAV of $10 per share,  and the Fund makes a capital gain  distribution on December 16th of $1 per share,  your shares will then have an NAV of $9 per share (disregarding any change in the Fund's market value), and you will have to pay a tax on what is essentially a return of your investment of
$1 per share.  This tax  treatment  is required  even if you reinvest the $1 per share capital gain distribution in additional Fund shares.

     How Distributions are Taxed

     The tax information in this prospectus is provided as general  information.
You should contact your tax advisor about the federal and state tax consequences of an investment in any of the Funds.

     In general,  if you are a taxable investor,  Fund distributions are taxable to you at either  ordinary  income or  capital  gains  tax  rates.  This is true whether you reinvest your  distributions  in  additional  Fund shares or receive them in cash.  Every  January,  you will receive a statement  that shows the tax status of  distributions  you  received  for the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.

     For federal income tax purposes,  Fund  distributions of short-term capital gains are taxable to you as ordinary  income.  Fund  distributions  of long-term capital  gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income dividends  designated by certain
Funds may be qualified  dividend  income  eligible  for  taxation by  individual shareholders at long-term  capital gain rates,  provided  certain holding period requirements are met.

     How Transactions Are Taxed

     When you sell or redeem  your Fund  shares,  you will  generally  realize a capital  gain or loss.  For tax  purposes,  an  exchange of your Fund shares for shares of a different Bridgeway Fund is the same as a redemption. Tax-advantaged retirement accounts will not be affected.

     Taxes Withheld

     If you do not  provide  a Fund  with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the redemption of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

     Other

     Fund  distributions  and gains from the redemption or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding and estate tax, and are subject to special U.S. tax certification requirements.

TAX EFFICIENCY

     The following  discussion is not applicable to shareholders in tax-deferred accounts, such as IRAs.

     An  important  aspect of fund  ownership  in a taxable  account  is the tax efficiency  of the  Fund.  A fund may  have  great  performance,  but if a large percentage  of  that  performance  is paid  in  taxes,  the  purpose  of  active management  may be defeated.  Tax  efficiency  is the ratio of  after-tax  total returns to before-tax  total  returns.  The first column of the following  table illustrates  the tax  efficiency  of each Fund through June 30, 2005. It assumes that a shareholder was invested in the Fund for the full period since inception, had paid taxes at the maximum  federal  marginal rates and continues to hold the shares.  Currently,  these rates are 35% for income,  35% for short-term capital gains,  and 15% for long-term  capital gains  (securities held for more than one year). These calculations exclude any state and local taxes. 100% tax efficiency means that the shareholder had no taxable  distributions and paid no taxes. This measure  of  tax  efficiency  ignores  potential  future  taxes  represented  by unrealized gains, stocks which have appreciated in value but have not been sold.
It also ignores the taxes an individual would pay if they sold their shares. The second column is the same tax efficiency  number,  but considers taxes paid if a shareholder  sold his or her shares at the end of Bridgeway  Funds' fiscal year,
June 30, 2005.

                         Bridgeway Funds Tax Efficiency

-----------------------------------------------------------------------------------

                                                  % Tax              % Tax
                                             Efficiency for      Efficiency for
Fund                                           Shares Held        Shares Sold
-----------------------------------------------------------------------------------
Aggressive Investors 1 Fund                         %                  %
Aggressive Investors 2 Fund                         %                  %
Ultra-Small Company Fund                            %                  %
Ultra-Small Company Market Fund                     %                  %
Micro-Cap Limited Fund                              %                  %
Small-Cap Growth Fund
Small-Cap Value Fund
Large-Cap Growth Fund
Large-Cap Value Fund
Blue Chip 35 Index Fund                             %                  %
Balanced Fund                                       %                  %
-----------------------------------------------------------------------------------

     The  active  management  style  of  Ultra-Small  Company  Fund,  Aggressive
Investors  1 Fund,  Aggressive  Investors  2 Fund,  Micro-Cap  Limited  Fund and
Balanced  Fund may make these Funds less  tax-efficient  than Blue Chip 35 Index
Fund  and  Ultra-Small  Company  Market  Fund.  Blue  Chip  35  Index  Fund  and
Ultra-Small  Company Market Fund have been  extremely tax efficient,  even among index funds.

     The Blue Chip 35 Index Fund has not distributed  capital gains in the eight years since inception; we expect none in the ninth year. The Ultra-Small Company
Market Fund has  distributed a capital gain in only one of the eight years since inception;  we do expect to  distribute a small  capital gain in the ninth year.
However, Blue Chip 35 Index Fund does distribute taxable dividend income.

CLOSED FUND STATUS DEFINITIONS

     The Adviser may recommend  that certain Funds be closed to new  investments to control asset flows and levels.  Information on the investments  permitted in
Funds  indicated as "Closed to New  Investors"  or "Closed to New  Investors and
Current  Shareholders" can be found below. With regard to closed Funds, the Fund reserves the right to make future additional exceptions that, in the judgment of
the  Adviser,   do  not  adversely  affect  its  ability  to  manage  the  Funds effectively.  For  example,  the Fund may elect to accept  defined  contribution plans that provide  regular cash flows which are  beneficial to the Fund.  These exceptions,  if any, are annually reviewed by the Funds' Board of Directors. The
Fund also  reserves  the right to reject any  purchase or refuse any  exception, including those detailed below, that the Adviser feels will adversely affect its ability to manage the Funds  effectively.  The Adviser has  established a Closed
Funds Exceptions  Committee,  which reports at least annually to the Fund Board, to review  exceptions and to maintain this policy.  A majority of this committee must approve any investments in closed funds not described  below.  Furthermore, the Board will also review the  application  of "closed  status" with respect to the  Advisor's  separately  managed  accounts  in the same  style  as a Fund.  A specific style (such as "aggressive  investors 1") would  typically be closed to new  separate  accounts  at the same time as the Fund  closes  to new  accounts.
However,  additional  "capacity"  of a style  could be  opened  to new  separate accounts and not new Fund accounts if certain conditions are generally met.

Eligible  Investments  into  Funds  Closed  to New  Investors  (Open to  Current
Accounts)

o    Shareholders  may continue to add to their  existing  accounts  through the purchase of  additional  shares and through the  reinvestment  of dividends and/or capital gain distributions on any shares owned.
o    Shareholders  may add to their  accounts  through the Automatic  Investment
     Plan ("AIP") and may increase the AIP amount.
o    Participants in an existing  employee benefit or retirement plan (including
     401(k) and other types of defined contribution plans) may open new accounts in that  plan if the  Fund  is an  investment  option.  IRA  transfers  and rollovers from these plans may be used to open new accounts.  Certain third parties  who  offer  Bridgeway  Funds  may  not be  able  to  support  this exception.
o    Shareholders  may open new  accounts  that  have the same  social  security number or  registered  shareholder  as their  existing  accounts.  Proof of current ownership may be required.
o    Custodians  named for minors  (children  under 18) on existing  accounts of
     Funds  that are  closed to new  investors  may open new  accounts  in those
     Funds.

o    Financial Advisers with existing accounts, who provide recordkeeping and/or asset  allocation  services for their  clients,  may be allowed to purchase shares for new and existing  clients.  However,  Advisers who  advertise or communicate  broadly the  availability of Bridgeway closed funds may not be permitted to purchase additional shares.
o    Directors of the Funds,  staff and  directors of the Adviser,  the Adviser, and Bridgeway Charitable Foundation may continue to open new accounts.

Eligible Investments into Funds Closed to New Investors and Current Shareholders

o    Shareholders  may continue to add to their  existing  accounts  through the reinvestment  of  dividends  and capital gain  distributions  on any shares owned.
o    Directors of the Funds,  staff and  directors of the Adviser,  the Adviser, and Bridgeway  Charitable  Foundation may continue to open new accounts and make additional purchases of unsubscribed or redeemed shares.

PRIVACY POLICY

     As the investment  adviser and  administrator  for Bridgeway  Funds,  Inc.,
Bridgeway Capital  Management,  Inc. invests the assets of the funds and manages their day-to-day  business.  On behalf of the Bridgeway funds and the management company, Bridgeway makes the following assurance of your privacy.

     Bridgeway's Commitment to You

     We work hard to respect the privacy of your personal and financial data.

     Not Using Your Personal Data for our Financial Gain

     Bridgeway has never sold  shareholder  information to any other party,  nor have we disclosed  such data to any other  organization,  except as permitted by law. We have no plans to do so in the future. We will notify you prior to making any change in this policy.  As a fund  shareholder,  you compensate the Adviser,
Bridgeway Capital Management, Inc., through a management and administrative fee;
this is how we earn our money for managing  yours.  We go to some  extraordinary lengths to  minimize  conflicts  of interest  between the Adviser and  Bridgeway
Funds. Our policy of not selling your data is an extension of this practice.

     How We Do Use Your Personal and Financial Data

     We use your information primarily to complete your investment transactions.
We may also use it to communicate  with you about other financial  products that we offer.

     The Information We Collect About You

     You typically  provide  personal  information when you complete a Bridgeway account  application or when you request a transaction that involves  Bridgeway, either  directly or through a fund  supermarket.  This  information  may include your:

o    Name, address and phone numbers
o    Social security or taxpayer identification number
o    Birth date and beneficiary information (for IRA applications)
o    Basic trust document information (for trusts only)
o    Account balance
o    Investment activity

     How We Protect Your Personal Information

     As emphasized  above,  we do not sell  information  about current or former shareholders  or their accounts to third  parties.  We  occasionally  share such information  to the extent  permitted  by law to complete  transactions  at your request,  or to make you aware of related financial products that we offer. Here are the details:

     o    To complete  certain  transactions or account changes that you direct, it may be necessary to provide  identifying  information to companies, individuals,  or groups that are not affiliated  with  Bridgeway.  For example,  if  you  ask  to  transfer  assets  from  another  financial institution to Bridgeway,  we will need to provide certain information about you to that company to complete the transaction.

     o    In certain instances,  we may contract with nonaffiliated companies to perform services for us, such as processing orders for share purchases
          and  redemptions  and  distribution  of  shareholder  letters.   Where
          necessary,  we will  disclose  information  about  you to these  third parties.  In all such cases,  we provide the third party with only the information  necessary to carry out its assigned  responsibilities (in the case of shareholder letters,  only your name and address) and only for that purpose. We require these third parties to treat your private information with the same high degree of confidentiality that we do.

     o    Finally,  we will release information about you if you direct us to do so, if we are compelled by law to do so, or in other  legally  limited circumstances (for example, to protect your account from fraud).

     How We Safeguard Your Personal Information

     We restrict  access to your  information to those  Bridgeway  employees who need to know the information to provide products or services to you. We maintain physical,  electronic,  and  procedural  safeguards  to  protect  your  personal information.

     Fund Marketplaces or Other Brokerage Firms

     Most Bridgeway shareholders purchase their shares through fund marketplaces or other third  parties.  Please contact those firms for their own policies with respect to privacy issues.

     What You Can Do

     For your  protection,  we  recommend  that you do not provide  your account information,  user name,  or password to anyone  except a Bridgeway  employee as appropriate  for a transaction  or to set up an account.  If you become aware of any suspicious activity relating to your account, please contact us immediately.

     We'll Keep You Informed

     As required by federal  law,  we will  notify  shareholders  of our privacy policy  annually.  We reserve the right to modify  this policy at any time,  but rest assured that if we do change it, we will tell you promptly.  You can access our privacy policy from our website.

                       This page intentionally left blank.

FOR MORE INFORMATION

     Bridgeway Funds' Statement of Additional Information,  contains more detail about  policies and  practices of the Funds and the Adviser,  Bridgeway  Capital
Management,  Inc. It is "the fine print," and is incorporated  here by reference and is legally part of the prospectus.

     Shareholder  Reports  provide a closer  look at the market  conditions  and investment  strategies that have significantly  affected Fund performance during the most recent period.  They provide details of our performance vs. performance benchmarks,  our top ten holdings (for our  actively-managed  funds), a detailed list of  holdings  twice  annually,  and more  about  the  Adviser's  investment strategy. While these letters are usually a bit long (and sometimes lively), the first few sentences tell you how the Fund did in the most recent quarter and the
Portfolio  Manager's  assessment of it. You won't get a lot of mumbo jumbo about the  economy,  claims  of  brilliance  when it's  going  well,  or  whitewashing performance  when it's not going well.  The annual and  semi-annual  shareholder reports of the  previous  and  current  fiscal  years are  incorporated  here by reference, making them legally part of the prospectus.

     Other documents, for example the Code of Ethics, are also available.

     To contact  Bridgeway  Funds for a free electronic or printed copy of these documents or for your questions:

o        Consult our website: www.bridgeway.com
o        E-mail us at: funds@bridgeway.com
o        Write to us: Bridgeway Funds, Inc.
           c/o Forum Shareholder Services
           P.O. Box 446
           Portland, ME 04112
           Call us at: 800-661-3550, or in Houston at 713-661-3500.
o        Information provided by the Securities and Exchange Commission (SEC)

     You can review and copy information  about our Funds (including the SAI) at the SEC's Public Reference Room in Washington,  D.C. To find out more about this public  service,  call the SEC at  202-942-8090.  Reports and other  information about the Funds is also available on the SEC's website at  www.sec.gov.  You can receive copies of this  information,  for a fee, by writing the Public Reference
Section,  Securities and Exchange Commission,  Washington, D.C. 20549-0102 or by
sending   an   electronic    request   to   the   following    email    address:
publicinfo@sec.gov.

        Bridgeway Funds' Investment Company Act file number is 811-08200.

BRIDGEWAY FUNDS, INC.
c/o Forum Shareholder Services
P.O. Box 446
Portland, ME 04112
713-661-3500  800-661-3550

CUSTODIAN
US BANK N.A.
425 WALNUT STREET, 6TH FLOOR
CINCINNATI, OH 45202

INDEPENDENT ACCOUNTANTS
BRIGGS, BUNTING & DOUGHERTY, LLP
TWO PENN CENTER, SUITE 820
PHILADELPHIA, PA 19102

DISTRIBUTOR
FORESIDE FUND SERVICES, LLC
2 PORTLAND SQUARE
PORTLAND, ME 04101

                              BRIDGEWAY FUNDS, INC.

                             Statement of Additional
                                   Information

                             Dated October 28, 2005

This Statement of Additional  Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of Bridgeway Funds, Inc.  ("Bridgeway
Funds"),  dated  October 28, 2005.  Each fund's  audited  financial  statements, included  in its most  recent  annual  report  to  shareholders,  are  expressly incorporated  by reference and made a part of this SAI. This SAI relates to each series (each a "Fund" and  collectively,  the "Funds") of Bridgeway Funds listed below.  All eleven Funds,  listed below, are discussed in the Prospectus and the
SAI.

    1.  Aggressive Investors 1 Fund           7.  Small-Cap Value Fund
    2.  Aggressive Investors 2 Fund           8.  Large-Cap Growth Fund
    3.  Ultra-Small Company Fund              9.  Large-Cap Value Fund
    4.  Ultra-Small Company Market Fund       10. Blue Chip 35 Index Fund
    5.  Micro-Cap Limited Fund                11. Balanced Fund
    6.  Small-Cap Growth Fund

A copy of the Prospectus may be obtained  directly from Bridgeway  Funds at 5615
Kirby Drive, Suite 518, Houston, Texas 77005-2448, telephone 800-661-3550, or in
Houston 713-661-3500, or from our website at www.bridgeway.com.

                                TABLE OF CONTENTS

                                                                         Page
Investment Objectives                                                      2
Investment Strategies                                                      3
Risk Factors                                                               5
Investment Policies and Restrictions                                      10
Closed Fund Status Definitions                                            13
Allocation of Investment Decisions                                        14
Management of Bridgeway Funds                                             15
Proxy Voting Policies                                                     19
Disclosure of Portfolio Holdings                                          19
Control Persons and Principal Holders of Bridgeway Funds Securities       20
Investment Advisory and Other Services                                    22
Service Agreements                                                        38
Distribution of Fund Shares                                               39
Fund Transactions and Brokerage                                           40
Security Selection Process                                                41
Disclaimer-Center for Research in Security Prices                         41
Allocation of Trades to Clients                                           41
Net Asset Value                                                           42
Redemption in Kind                                                        43
Taxation                                                                  44
Performance Information                                                   51
General Information                                                       53
Financial Statements                                                      54
Appendix A - Proxy Voting Policy                                          55
Appendix B - Portfolio Managers                                           65

                                       1

HISTORY OF BRIDGEWAY FUNDS

Bridgeway Funds,  Inc. is a Maryland  corporation,  incorporated  under the name
Bridgeway  Fund,  Inc. on October 19, 1993.  The Board of Directors of Bridgeway
Funds approved formally changing the Corporation's name to Bridgeway Funds, Inc.
on June 25, 2003.  Bridgeway  Funds was  organized  as an  open-end,  registered investment  company.  Various series of Bridgeway Funds,  Inc. were added on the dates listed below.

--------------------------------- ------------------------- -------------------------------

FUND                                   INCEPTION DATE                  COMMENTS
--------------------------------- ------------------------- -------------------------------

Aggressive Investors 1 Fund            August 5, 1994         Closed to New Investors -
                                                              See section "Closed Funds"
--------------------------------- ------------------------- -------------------------------

Aggressive Investors 2 Fund           October 31, 2001
--------------------------------- ------------------------- -------------------------------

Ultra-Small Company Fund               August 5, 1994       Closed to All Investors - See
                                                                section "Closed Funds"
--------------------------------- ------------------------- -------------------------------

Ultra-Small Company Market Fund        July 31, 1997
--------------------------------- ------------------------- -------------------------------

Micro-Cap Limited Fund                 June 30, 1998        Closed to New Investors - See
                                                                section "Closed Funds"
--------------------------------- ------------------------- -------------------------------

Small-Cap Growth Fund                 October 31, 2003
--------------------------------- ------------------------- -------------------------------

Small-Cap Value Fund                  October 31, 2003
--------------------------------- ------------------------- -------------------------------

Large-Cap Growth Fund                 October 31, 2003
--------------------------------- ------------------------- -------------------------------

Large-Cap Value Fund                  October 31, 2003
--------------------------------- ------------------------- -------------------------------

Blue Chip 35 Index Fund                July 31, 1997
--------------------------------- ------------------------- -------------------------------

Balanced Fund                          June 30, 2001
--------------------------------- ------------------------- -------------------------------

INVESTMENT OBJECTIVES

Aggressive Investors 1 Fund and Aggressive Investors 2 Fund

The  investment  objective  of the  Aggressive  Investors 1 Fund and  Aggressive
Investors 2 Fund is to exceed  stock  market  total  return  (primarily  through capital  appreciation)  at a level of total  risk  roughly  equal to that of the stock market over longer periods of time (three years or more). The Standard and
Poor's 500 Composite  Stock Index,  with  dividends  reinvested  (the "S & P 500
Index") serves as a proxy for the "stock market" in this objective.

Ultra-Small  Company Fund,  Ultra-Small  Company Market Fund,  Micro-Cap Limited
Fund, Small-Cap Growth Fund, Small-Cap Value Fund, and Large-Cap Growth Fund

The investment  objective of the Ultra-Small  Company Fund,  Ultra-Small Company
Market Fund,  Micro-Cap  Limited Fund,  Small-Cap  Growth Fund,  Small-Cap Value
Fund, and Large-Cap Growth Fund is to provide long-term total return of capital, primarily through capital appreciation.

Large-Cap Value Fund and Blue Chip 35 Index Fund

The investment objective of the Large-Cap Value Fund and Blue Chip 35 Index Fund
is to provide  long-term  total  return of capital,  primarily  through  capital appreciation, and some income.

                                       2

Balanced Fund

The  investment  objective  of the  Balanced  Fund is to provide a high  current return with short-term risk less than or equal to 40% of the stock market. The S
& P 500  Index,  with  dividends  reinvested  serves as a proxy  for the  "stock market" in this objective.

General

There can be no assurance  that any of the Funds will achieve  their  investment objectives.  No  form of  fundamental  or  technical  analysis,  including  that employed by Bridgeway Capital  Management,  Inc.,  Bridgeway Funds' Adviser (the
"Adviser"),  in the actively  managed  Funds,  has been proven  conclusively  to provide a risk-adjusted excess rate of return on a consistent basis.

The Adviser is always mindful of the tax implications of each investment and may engage  in  "tax  management"  of  each  Fund  when  it  appears  to be  without significant  detriment to  shareholders of non-taxable  accounts.  This practice will  sometimes  increase Fund  turnover.  The  management  style of Ultra-Small
Company  Fund,  Aggressive  Investors  1  Fund,  Aggressive  Investors  2  Fund,
Micro-Cap Limited Fund and Balanced Fund may make these Funds less tax-efficient than  Ultra-Small  Company  Market Fund and Blue Chip 35 Index Fund. The Adviser
uses similar tax management in the Small-Cap Growth Fund,  Small-Cap Value Fund,
Large-Cap Growth Fund, and Large-Cap Value Fund. Please see the "Tax Efficiency"
section of the  Prospectus  for the relative tax efficiency of each Fund and for more details.

INVESTMENT STRATEGIES

Aggressive Investors 1 Fund and Aggressive Investors 2 Fund

Aggressive  Investors 1 Fund and  Aggressive  Investors 2 Fund may use bank debt primarily for leverage.  Therefore,  full  consideration  should be given to the risks inherent in the investment techniques that the Adviser may use as outlined
in  "Risk   Factors"  in  the   Prospectus  and  this  Statement  of  Additional
Information.  Normally,  these Funds will invest approximately 100% of their net assets in common stock.  The Funds' exposure to market risk will vary over time.
Using  hedging  strategies,  their  exposure  to market  risk may be  negatively correlated to the market, or may be as high as 150% of the market as measured by each Fund's  estimated beta.  Beta is a measure of market risk contained  within the body of financial  research called modern portfolio theory. A portfolio beta of 150% means that a 1% increase (decrease) in the stock market should result in a 1.5% increase  (decrease) in the Fund.  "Negative  correlation  to the market"
means that if the market goes up, the value of the Fund goes down. These hedging strategies  are intended to maintain a more  constant  level of total risk.  For example,  if the  Adviser  feels  the  Fund  is  exposed  to an  unusually  high probability of general stock market  decline,  it might sell stock index futures to offset this risk.

The Adviser  may use up to 5% of  Aggressive  Investors  1 Fund's or  Aggressive
Investors 2 Fund's net assets to establish  positions in commodities futures and options,  except that the aggregate  initial  margins and premiums  required for establishing  such  positions in any one commodity may not exceed 2% of a Fund's net assets. Subject to these two limiting constraints and applicable laws, these
Funds  may  invest  in  commodity   futures  and  options  for  the  purpose  of
diversification in line with the stated investment objective.

Ultra-Small  Company Fund,  Ultra-Small  Company Market Fund,  Micro-Cap Limited
Fund,  Small-Cap Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund, and
Large-Cap Value Fund

The Ultra-Small Company Fund, Ultra-Small Company Market Fund, Micro-Cap Limited
Fund,  Small-Cap Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund, and
Large-Cap Value Fund may take temporary,  long, stock index futures positions to
offset  the  effect  of  cash  held  for  future   investing  or  for  potential
redemptions.  For example, assume one of these Funds were 96% invested in stocks and 4% in cash,  and it wanted to maintain  100%  exposure to market  risk,  but wanted to defer  investment of this cash to a future date. The Fund could take a long  position in stock index  futures  provided  that the  underlying  value of securities represented by the futures did not exceed the amount of Fund cash. In no case will the use of futures in this way exceed 35% of a Fund's total assets.

                                       3

The  Ultra-Small  Company Fund will invest at least 80% of assets in ultra-small companies  based on company  size at the time of purchase.  Likewise,  Micro-Cap
Limited  Fund will  invest at least 80% of  assets  in  micro-cap  (or  smaller)
companies  at the time of  purchase.  Micro-Cap  Limited  Fund will only  invest periodically in ultra-small  companies,  since the Ultra-Small  Company Fund has right of first refusal over Micro-Cap Limited Fund on all ultra-small  companies identified  as  potential  buys,  but it  may do so to  offset  the  market  cap weighting  of stocks that have  appreciated  above  micro-cap  size.  Thus,  any ultra-small  stocks in the  Micro-Cap  Limited  Fund will be counted  along with micro-cap stocks for the purpose of meeting the 80% test.

Small-Cap  Growth  Fund,  Small-Cap  Value  Fund,  Large-Cap  Growth  Fund,  and
Large-Cap Value Fund

The  Adviser  selects  stocks  within the  small-cap  growth,  small-cap  value, large-cap  growth  and  large-cap  value  categories  according  to  proprietary quantitative  models.  More than 80% of each  Fund's net assets are  invested in stocks from among those categories at the time of purchase. However, the Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase.

While these four Funds are managed for  long-term  total return of capital,  the
Adviser seeks to minimize  capital gains  distributions as part of this strategy through the  aggressive  use of tax  management  techniques.  For  example,  the
Adviser tracks tax lots and  periodically  harvests tax losses to offset capital gains from stock  sales or  mergers.  Successful  application  of this method is intended to result in more tax efficient funds than would otherwise be the case.
Excluding  turnover related to tax management,  these Funds should normally have lower turnover and be more stable in composition  than Bridgeway Funds' actively managed (high turnover) Funds.

The  income  objective  of the  Large-Cap  Value Fund is a  secondary  objective achieved almost exclusively from dividends paid by Fund stocks. However, not all
Large-Cap Value Fund stocks pay dividends.

Blue Chip 35 Index Fund

The Blue Chip 35 Index Fund seeks to track the  Bridgeway  Ultra-Large  35 Index with a degree of accuracy  resulting in a  correlation  coefficient  between the
Fund and the underlying  index of at least 0.95.  When this standard is not met, the Adviser will apprise Bridgeway Funds' Board of Directors of proposed actions and timeframes to bring the Fund back into line with the standard.

Balanced Fund

The Balanced Fund may write (sell) option  contracts.  In return for the premium received,  a covered  call  option  writer,  during the term of the  option,  is subject to the risk of losing the potential for capital  appreciation  above the exercise  price.  The writer has no control over the time when he has to fulfill his obligation as a writer of the option.  Once an option writer has received an exercise  notice,  he cannot effect a closing  purchase  transaction.  If a call option expires  unexercised,  the covered  option writer  realizes a gain in the amount  of the  premium  received,  although  there  may  have  been  a  decline
(unrealized  loss) in the market  value of the  underlying  security  during the option  period which may exceed such gain.  If the covered  option writer has to sell the  underlying  security  because of the  exercise of a call  option,  the writer will realize a gain or loss from the sale of the underlying security with the proceeds being increased by the amount of the premium.

The Balanced Fund may also write secured put options  either to earn  additional option  premiums  (anticipating  that the price of the underlying  security will remain stable or rise during the option period and the option will therefore not be exercised) or acquire the underlying security at a net cost below the current value.  Secured put option writing  entails the Fund's sale of a put option to a third party for a premium  and the Fund's  concurrent  deposit of liquid  assets
(cash or U.S.  government  securities)  into a segregated  account  equal to the option's  exercise  price.  A put option gives the buyer the right to put (sell)
the stock  underlying  the option to the Fund at the exercise  price at any time during a specified time period.

                                       4

The Balanced Fund will only write secured put options in  circumstances in which the Fund desires to acquire the security  underlying  the option at the exercise price  specified  in the option.  Put  options  written by a Fund are listed for trading  on one or more  domestic  securities  exchanges  and are  issued by the
Options  Clearing  Corporation  (the  "OCC").  When the Fund writes  secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise  price.  If the option is  exercised,  the Fund could incur a loss if it is  required  to purchase  the stock  underlying  the put option at a price  significantly  greater than the current  market  price of the stock.  The
Fund's  potential gain on a put option is limited to the interest  earned on the liquid  assets  securing  the put  option,  plus the premium  received  from the purchaser  of the put  option.  The Fund also  risks a loss  equal to the entire value of the stock.

RISK FACTORS

A discussion of risk for each of the Funds appears in the Prospectus.

Securities Lending

The Funds may lend their  securities  to brokers or dealers,  provided  any such loans are  continuously  secured in the form of cash or cash equivalents such as
U.S.  Treasury bills. The amount of the collateral on a current basis must equal or exceed the market value of the loaned securities,  and the Funds must be able to terminate  such loans upon notice at any time.  The Funds will exercise their right to  terminate a securities  loan in order to preserve  their right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Funds continue to receive the equivalent of the interest  earned or dividend  payments  paid by the issuers on the loaned securities  while at the same time  earning  interest on the cash or  equivalent collateral  that  may be  invested  in  accordance  with the  Funds'  investment objectives, policies, and restrictions.

Securities  loans  are  usually  made  to  broker-dealers  and  other  financial institutions  to  facilitate  their  delivery  of such  securities.  As with any extension of credit,  there may be risks of delay in recovery and possibly  loss of rights in the loaned  securities should the borrower of the loaned securities fail financially. However, the Funds will make loans of their securities only to those  firms  the  Adviser  deems  creditworthy  and only on terms  the  Adviser believes  compensate  for such risk. On termination of the loan, the borrower is obligated to return the  securities  to the Fund.  The Funds will  recognize any gain or loss in the market value of the securities during the loan period.

Registered Investment Companies

Each Fund may invest up to 10% of the value of its total assets in securities of
other  investment   companies   (except  as  otherwise   indicated  below  under
"Exchange-Traded Funds"). The Funds may invest in any type of investment company consistent with the Fund's investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the
Fund  would  own  more  than  3% of  such  company's  total  outstanding  voting securities,  securities  issued by such company would have an aggregate value in excess of 5% of the Fund's total assets,  or  securities  issued by such company and securities held by the Fund issued by other investment  companies would have an aggregate  value in excess of 10% of the Fund's total  assets.  To the extent the Funds invest in other  investment  companies,  the shareholders of the Funds would  indirectly  pay a  portion  of the  operating  costs  of  the  investment companies.

Exchange-Traded Funds

Bridgeway Funds may purchase shares of exchange-traded funds ("ETFs").  ETFs are open-end  investment  companies or unit  investment  trusts that are  registered under the  Investment  Company  Act of 1940.  The  shares of ETFs are listed and traded on stock  exchanges at market prices.  Since ETF shares can be bought and sold like stocks throughout the day, Bridgeway Funds may invest in ETFs in order to place short-term cash in market-based  securities  instead of short-term cash instruments,  achieve  exposure  to a broad  basket  of  securities  in a single transaction,  or for other reasons. Pursuant to an exemptive order issued by the
SEC, under certain circumstances the Funds may invest more than 10% of their net assets in certain ETF's,  subject to their investment  objectives,  policies and strategies as described in the prospectus.

                                       5

An  investment  in an ETF  generally  presents  the  same  primary  risks  as an investment in a conventional  fund (i.e.,  one that is not exchange traded) that has the same investment  objectives,  strategies,  and policies. The price of an
ETF can fluctuate up or down, and the Fund could lose money  investing in an ETF if the prices of the securities owned by the ETF go down. In addition,  ETFs are subject to the following risks that do not apply to conventional  funds: (1) the market  price of an ETF's shares may trade above or below their net asset value;
(2) an  active  trading  market  for an  ETF's  shares  may  not  develop  or be maintained;  or (3)  trading  of an ETF's  shares  may be halted if the  listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange,  or the activation of market-wide  "circuit  breakers"  (which are tied to large decreases in stock prices) halts stock trading generally.

ETF Fees

As with traditional mutual funds, ETFs charge  asset-based fees,  although these fees tend to be  relatively  low.  ETFs do not charge  initial  sales charges or redemption fees and Funds pay only customary  brokerage fees to buy and sell ETF shares.

Ultra-Small Company Fund, Ultra-Small Company Market Fund, and Micro-Cap Limited
Fund

The  following  sections  give more  detailed  insights into the risk and return characteristics of Ultra-Small  Company Fund,  Ultra-Small  Company Market Fund,
and  Micro-Cap  Limited Fund  because  they invest in stocks  smaller than those generally  available  through mutual funds.  The statistics  discussed below are based on the historical  record of these financial  instruments  (asset classes)
and are not the  record of the Funds  themselves.  The  return  numbers  include reinvested  interest and  dividends,  but do not include  trading or operational costs that a mutual  fund would  incur.  The source of this data  (which is used here by  permission)  is the Center for Research in Securities  Prices  ("CRSP")
Cap-Based  Portfolios  and  Ibbotson  Associates,   Stocks,  Bonds,  Bills,  and
Inflation, 2005 Yearbook.

Short-Term Market Risk

Table A below indicates that the short-term volatility of ultra-small stocks (as represented  by the CRSP  Cap-Based 10  Portfolio)  has  historically  been much higher than that exhibited by large stocks,  bonds, or Treasury Bills (T-Bills).
To a  somewhat  lesser  extent,  the  same  is  true  of  micro-cap  stocks  (as represented by the CRSP  Cap-Based 9 Portfolio).  Investors  typically  think of investments that exhibit low short-term  volatility as "safe" or  "conservative"
and investments that exhibit higher short-term volatility as "risky." Because of high volatility, it would be unwise to invest any money in ultra-small stocks or micro-cap  stocks  (or  even in large  stocks),  which  an  investor  needs in a one-year time frame. Thus, much more so than other common stock mutual funds, it would be inappropriate to invest money that one needs in the near term future in
Ultra-Small Company Fund,  Ultra-Small Company Market Fund, or Micro-Cap Limited
Fund.

Table A also  indicates  that over  longer  time  periods,  investors  have been compensated for higher short-term risk with commensurably  higher returns.  This is not true in every time period.  For example,  from 1994 through  1998,  large stocks significantly outperformed small and ultra-small stocks.

                                       6

                                     Table A
      Short-term Risk Characteristics of Various Asset Classes (1926-2004)
------------------------------------------------------------------------------------------------
                                                                              (CRSP)
                                                                     (7)       (9)         (10)
                                                                                          Ultra-
                          T-Bills    LT Govt.  LT Corp.   Large      Small    Micro-Cap    Small
                                       Bonds     Bonds    Stocks     Stocks     Stocks    Stocks
Average annual return       3.64%      5.42%     5.91%    10.43%     11.62%     12.16%    14.05%
Standard deviation          4.31%       9.3%     8.56%    30.34%     33.11%     34.34%    45.69%
Beta (U.S. large stocks)       NA         NA        NA       1.0        1.3        1.4       1.6
Worst calendar year            NA      -9.2%     -8.1%    -43.3%     -49.1%     -51.8%    -55.5%
(1926-2003)
Worst calendar year            NA      -9.2%     -8.1%    -26.5%     -36.9%     -39.3%    -41.7%
(1940-2003)

% of 1-year declines           0%     26.58%    21.52%    29.11%     35.44%     35.44%    35.44%
% of 3-year declines           0%     12.99%    10.39%    15.58%     16.88%     18.18%    20.78%
% of 5-year declines           0%         8%        4%    13.33%     13.33%     14.67%    13.33%

Other Short-Term Risk

Aggressive Investors 1 Fund and Aggressive Investors 2 Fund may (1) borrow money from banks up to 50% of their net assets,  and (2) purchase and sell futures and options on stock indexes,  interest rate and currency instruments and individual securities,  among others (see "Investment Techniques" in the Prospectus.) Using
borrowed funds for investment  purposes is called "leveraging" and increases the risk of loss or gain in the value of the Fund's  assets and the net asset  value of its shares.  Aggressive  Investors 1 Fund's and Aggressive Investors 2 Fund's
higher  turnover (more frequent  trading) will expose them to increased cost and risk.

Aggressive  Investors 1 Fund and  Aggressive  Investors 2 Fund may also purchase warrants,  engage in short term trading,  invest up to 10% of their total assets in foreign securities and American Depository Receipts (ADRs) listed on American exchanges,  invest  25% of its assets in a single  security,  invest up to 5% of
Fund total assets in a closed-end investment company, lend Fund securities,  and engage  in  short  sale  transactions  either  against  the  box or by  shorting securities of other issuers. These investment techniques may subject an investor to greater than average risks and costs.

Foreign  securities  may be  affected  by the  strength  of  foreign  currencies relative to the U.S. dollar, or by political or economic developments in foreign countries.  Consequently,  they may be more volatile than U.S. securities. Short sale transactions, while limited to 20% of total assets and fully collateralized by cash or liquid  assets in segregated  accounts,  also  represent  potentially higher  risk for  Aggressive  Investors 1 Fund and  Aggressive  Investors 2 Fund
shareholders,  since  the  maximum  gain is 100% of the  initial  collateralized amount, but there is no theoretical  maximum loss.  Aggressive  Investors 1 Fund will maintain cash reserves ("100%  coverage")  equal to the market value of any short  positions  for which it does not already own shares.  These cash reserves may be invested in  interest-bearing  short-term  investments  held by Bridgeway
Funds' custodian, broker, or both.

Although  the Adviser  believes  that the  investment  techniques  it employs to manage risk in Aggressive  Investors 1 Fund and Aggressive Investors 2 Fund will further the Fund's investment  objectives and reduce losses that might otherwise occur during a time of general  decline in stock  prices,  no  assurance  can be given that these investment  techniques will achieve this result. The techniques used here would reduce losses  during a time of general stock market  decline if the Fund had previously sold futures,  bought puts on stock indexes,  or entered into short  positions in individual  securities  offsetting  some portion of the market risk.

The  Adviser  intends  to buy  and  sell  futures,  calls,  and/or  puts  in the
Aggressive  Investors  1 Fund and  Aggressive  Investors  2 Fund to  increase or decrease each Fund's  exposure to stock market risk as indicated by  statistical models.  (Bridgeway  Funds will not sell uncovered  calls.) The Adviser will use these  instruments  to attempt  to  maintain  a more  constant  level of risk as measured by certain  statistical  indicators.  In addition to the use of futures and options  for hedging as  described  above,  Aggressive  Investors 1 Fund and
Aggressive  Investors 2 Fund may buy or sell any financial or commodity futures, calls, or puts listed on the major exchanges (CBOT,  CME, COMEX, IMM, IOM, KCBT,
MA, NYSCE,  NYCTE, NYFE, or NYME) for purposes of diversification of risk to the extent that the  aggregate  initial  margins and premiums  required to establish such non-hedging positions do not exceed 5% of each Fund's net assets.  Examples of such  financial or  commodity  instruments  include the Bond Buyer  Municipal
Index, British Pounds, crude oil, gold, and wheat, among others.

                                       7

The Adviser's  goal in Aggressive  Investors 1 Fund and  Aggressive  Investors 2
Fund is to manage  these  various  risks  through  diversification  and  hedging strategies to achieve a reasonable  return at a total risk equal to or less than that of the stock  market (as  measured  by certain  statistical  measures  over periods of three years or more).

The principal  reason for writing covered calls and secured puts on a securities fund is to attempt to realize  income,  through  the  receipt of  premiums.  The option  writer  has, in return for the  premium,  given up the  opportunity  for profit from a substantial  price increase in the underlying  security so long as his obligation as a writer  continues,  but has retained the risk of loss should the price of the security decline. The option writer has no control over when he may be  required  to sell or buy his  securities,  since he may be  assigned  an exercise  notice  or  assignment  at any time  prior to the  termination  of his obligation as writer.  If an option expires  unexercised,  the writer realizes a gain in the  amount of the  premium.  Such a gain may,  in the case of a covered call  option,  be offset  by a decline  in the  market  value of the  underlying security  during the option  period.  If a call option is exercised,  the writer realizes  a gain or loss  from  the  sale of the  underlying  security.  Options written by  Aggressive  Investors  1 Fund and  Aggressive  Investors 2 Fund will normally have expiration  dates not more than nine months from the date written.
The exercise  price of the options may be below,  equal to, or above the current market prices of the underlying securities at the time the options are written.

An option  position  may be  closed  out only on an  exchange  that  provides  a secondary  market  for an option of the same  series.  Although  the Funds  will generally  purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing  transactions in particular options. If, as a covered call option writer,  a Fund is unable to effect a closing  purchase transaction  in a secondary  market,  it will not be able to sell the underlying security until the option  expires or it delivers the  underlying  security upon exercise.

Reasons for the absence of a liquid  secondary market on an exchange include the following:  (1) there may be insufficient  trading  interest in certain options;
(2) restrictions may be imposed by an exchange on opening transactions,  closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes,  series of options, or underlying securities;  (4)  unusual  or  unforeseen  circumstances  may  interrupt  normal operations on an exchange;  (5) the facilities of an exchange or the OCC may not at all times be adequate to handle current  trading  volume;  or (6) one or more exchanges could,  for economic or other reasons,  decide or be compelled at some future date to  discontinue  the trading of options  (or a  particular  class or series of options),  in which event the secondary  market thereon would cease to exist,  although  outstanding options on that Exchange which have been issued by the OCC as a result of trades on that exchange  would continue to be exercisable in accordance with their terms.

There can be no assurance that higher than anticipated  trading activity,  order flow,  or other  unforeseen  events might not, at times,  render  certain of the facilities of the OCC and the  exchanges  inadequate.  In the past,  such events have  resulted,  and may again  result,  in the  institution  by an  exchange of special procedures, such as trading rotations,  restrictions on certain types of orders, or trading halts or suspensions, with respect to one or more options, or may otherwise interfere with the timely execution of customers' orders.

Each of the exchanges has established  limitations  governing the maximum number of calls  (whether or not covered)  that may be written by a single  investor or group of  investors  acting in concert  (regardless  of whether  the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers).  An exchange may order the liquidation of positions  found to be in violation of these limits and it may impose certain other  sanctions.  At the date of the Prospectus,  the only such limits that may affect the  operations  of  Bridgeway  Funds are those that limit the writing of call  options on the same  underlying  security  by an investor or such group to
75,000 options (7,500,000  shares),  60,000 options (6,000,000  shares),  31,500 options (3,150,000 shares), 22,500 options (2,250,000 shares), or 13,500 options
(1,350,000  shares) in each class,  regardless of expiration  date.  Whether the applicable  limit is 75,000,  60,000,  31,500,  22,500,  or 13,500,  options are determined  by the  most  recent  six-month  trading  volume  of the  underlying security.  Every six months,  each  exchange  reviews  the status of  underlying securities to determine  which limit should  apply.  These  position  limits may restrict the number of options that a Fund can write on a particular security.

                                       8

Each Fund may borrow from banks for short term temporary  purposes (for example, to meet a redemption). In addition, Small-Cap Growth Fund, Small-Cap Value Fund,
Large-Cap  Growth  Fund,  Large-Cap  Value  Fund and Blue Chip 35 Index Fund may
borrow from banks for the purpose of making short sales "against the box" (short sales of  securities  owned.) A short sale  against the box would happen only in the event that redemption would otherwise cause a distribution of capital gains.

Long-Term Risk

While most of the  statistics in Table A are  intuitive  (an investor  generally obtains higher returns only when taking on more risk), there are some surprising risk  characteristics  of the asset classes over the longer time frames.  Assets that appear "safe" over the short term have been particularly  vulnerable to the effects of  inflation  in the long  term.  Table B  presents  the worst  16-year cumulative  inflation-adjusted  return for each of these  assets  along with the percentage  of 16-year  periods from 1926 to 2004 for which returns did not keep up with inflation.  On this basis,  stocks do better than T-Bills and bonds, but ultra-small stocks excel.  While ultra-small  stocks have historically  declined further  in a  downturn,  they have also  generally  come  back  faster  after a decline.  However,  past  performance  does not guarantee  future  results.  The
Adviser's  overall  conclusion  is that  ultra-small  stocks  are too  risky for short-term  investments,  but  may  be  an  excellent  hedge  against  long-term inflation for an investor  willing to tolerate the  year-to-year  volatility one will most likely experience over any 16-year period.

                                     Table B
 Long-term Risk Characteristics of Various Asset Classes Adjusted for Inflation (1926-2004)
---------------------------------------------------------------------------------------------------
                                                                             (CRSP)
---------------------------------------------------------------------------------------------------
                                                                    (7)      (9)          (10)
---------------------------------------------------------------------------------------------------
                                     LT Govt.  LT Corp.   Large    Small    Micro-Cap   Ultra-Small
                          T-Bills      Bonds     Bonds    Stocks   Stocks     Stocks       Stocks
Worst 16-year period       -43.9%     -49.4%    -46.5%    -14.6%    -4.5%     -16.3%        +8.4%
% 16-year declines          25.3%      41.8%     31.6%      1.3%     1.3%       1.3%         0.0%

Balanced Fund

The Balanced  Fund may invest in bonds thus  exposing it to interest  rate risk, credit risk,  and  prepayment  risk.  Interest rate risk means that bonds may go down in value when interest  rates rise.  Credit risk means that the issuer of a bond may not be able to pay interest and  principal  when due.  Prepayment  risk means that the mortgage securities held by the Fund may be adversely affected by changes in prepayment rates on the underlying mortgages.

The  Balanced  Fund may also  purchase  warrants,  invest up to 10% of its total assets in foreign securities and American  Depository  Receipts (ADRs) listed on
American exchanges,  invest 25% of its assets in a single security, invest up to
5%  of  Fund  total  assets  in  a  closed-end  investment  company,  lend  Fund securities,  and engage in short sale transactions  either against the box or by shorting securities of other issuers. These investment techniques may subject an investor to greater than  average  risks and costs.  The Balanced  Fund may also purchase or sell any  financial  (but not  commodity)  futures,  puts,  or calls within the scope of its investment objective and strategy. These instruments can be used to hedge away the effects of cash, manage market risk, dampen volatility in line with its investment  objective,  arbitrage the difference between stocks and futures and create  synthetic option  positions.  Options and futures can be volatile investments and may not perform as expected.

The Adviser's goal in the Balanced Fund is to manage these various risks through diversification and hedging strategies to achieve a reasonable return with short term risk less than or equal to 40% of the stock  market (as measured by certain statistical measures over monthly periods.) No assurance can be given that these investment  techniques  will achieve the  objectives  of higher  return or equal risk.

                                       9

General

Shareholders  of any Fund could also bear  higher  risk  through  the lending of securities. If the borrowing broker failed to perform, the Fund might experience delays in  recovering  its assets (even though fully  collateralized);  the Fund would  bear the risk of loss  from any  interim  change  in  securities  prices.
Collateral  for  securities  lent will be invested in money market or short term
Treasury securities.

A Fund's possible need to sell securities to cover redemptions  could, at times, force it to dispose of positions on a disadvantageous basis. The Adviser manages this risk in the following ways:

     -    in Aggressive Investors 1 Fund,  Ultra-Small Company Fund, Ultra-Small
          Company  Market Fund,  and  Micro-Cap  Limited Fund by its low closing commitment,
     -    in Ultra-Small  Company Market Fund a 2% redemption fee may be charged on redemptions in a down market,
     -    in Ultra-Small  Company Market Fund a 2% redemption fee on shares held less than 6-months,
     -    in Blue  Chip 35 Index  Fund a 1%  redemption  fee may be  charged  on redemptions in a down market,
     -    in all Funds by strongly discouraging  investment by market timers and other investors who would sell in a market downturn,
     -    in all  Funds,  except  Aggressive  Investors  1 Fund  and  Aggressive
          Investors 2 Fund, by limiting exposure to any one security, and
     -    in all Funds by maintaining some very liquid stocks.

Fund Turnover Rate Considerations

In Aggressive Investors 1 Fund,  Aggressive Investors 2 Fund, and Balanced Fund,
turnover will likely be higher than 100% but no more than 500%,  which is higher than  most  aggressive  growth  and  balanced  funds.  A 500% Fund  turnover  is equivalent to the sale and  repurchase of all of the securities in the Fund five times  during  the year.  Consequently,  a Fund may incur  higher  than  average trading  costs and may incur  higher  shareholder  taxes  for  non-tax  deferred accounts. During fiscal year ending June 30, 2005, turnover rates for Aggressive
Investors 1 Fund,  Aggressive  Investors 2 Fund,  and Balanced Fund were 155.0%,
148.4%, and 125.5%, respectively.

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted the following restrictions (in addition to those indicated
in its  Prospectus)  as  fundamental  policies  that  cannot be changed  without approval of a majority of its outstanding voting  securities.  As defined in the
Investment Company Act of 1940 (the "1940 Act"), this means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the  outstanding  shares are  represented  at the meeting in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

As indicated in the following list, each Fund may not:

     1.   Purchase  securities on margin,  except short-term credits that may be necessary for the clearance of transactions.

     2.   Make short sales of  securities  or maintain a short  position if such sales  or  positions  exceed  20%  of  a  Fund's  total  assets  under management;  except  for the  Balanced  Fund  which may not make short sales of securities or maintain short positions if such short sales or positions exceed 35% of its total assets under management.

     3.   Issue senior securities, except that any Fund may borrow, on a secured or  unsecured  basis  from  banks.  Aggressive  Investors  1 Fund  and
          Aggressive Investors 2 Fund may borrow on a secured or unsecured basis from banks up to 50% of net assets (not including the amount borrowed)
          for the purchase of securities,  and any Fund may borrow, on a secured or  unsecured  basis  from  banks,  up to 5% of its total  assets  for temporary or emergency purposes.  In addition,  Small-Cap Growth Fund,
          Small-Cap Value Fund, Large-Cap Growth Fund, Large-Cap Value Fund, and
          Blue Chip 35 Index Fund may borrow  from banks up to 50% of net assets for the  purpose of selling a security  short  "against  the box" on a temporary basis to avoid capital gains distributions.

                                       10

     4.   Invest in options or futures  in  individual  stocks if the  aggregate
          initial   margins  and  premiums   required  for   establishing   such
          non-hedging   positions   exceed  5%  of  net  assets.   In  addition,
          Ultra-Small Company Fund,  Ultra-Small Company Market Fund,  Micro-Cap
          Limited  Fund,  and Blue  Chip 35 Index  Fund  may not  invest  in any options  (unless  otherwise noted in the Prospectus) but may invest in futures of stock market indices and individual  stocks as described in the Prospectus.  For purposes of calculating the 5% limit, options and futures on  individual  stocks are excluded as long as the  equivalent stock  position in the  underlying  stock  meets all other  investment restrictions.

     5.   Invest  in  options  or  futures  on  individual  commodities  if  the aggregate  initial margins and premiums required for establishing such positions  exceed  2% of net  assets.  In  addition,  only  Aggressive
          Investors  1 Fund and  Aggressive  Investors  2 Fund may invest in any commodity options or futures.

     6.   Buy or sell real estate, real estate limited partnership  interests or other  interest  in real estate  (although  it may  purchase  and sell securities that are secured by real estate and securities or companies which invest or deal in real estate.)

     7.   Make loans  (except for purchases of publicly  traded debt  securities consistent  with the Fund's  investment  policies and pursuant to cash borrowing  and  lending  agreements  between and among the Funds whose shareholders have authorized such agreements);  however,  the Fund may lend its  securities  to  others  on a fully  collateralized  basis as permitted by the Securities and Exchange Commission.

     8.   Make investments for the purpose of exercising control or management.

     9.   Act as an underwriter of securities of other issuers.

     10.  Invest  25% or more of its  total  assets  (calculated  at the time of purchase and taken at market value) in any one industry.  For purposes of this calculation,  Standard Industrial  Classification  (SIC) Codes
          are used to determine into which industry a company falls.

     11.  As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the  securities  of any one issuer (other than  obligations  issued or  guaranteed by the U.S.  Government,  its agencies,  or  instrumentalities),  or  purchase  more than 10% of all outstanding voting securities of any one issuer.

Each Fund observes the following  restrictions  as a matter of operating but not fundamental policy,  pursuant to positions taken by federal and state regulatory authorities.  Non-fundamental  restrictions  may be changed without  shareholder approval.

Each Fund may not:

     12.  Purchase  any  security  if as a result  the Fund would then hold more than 10% of any class of  securities  of an issuer  (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

     13.  Invest in  securities  of any issuer if, to the knowledge of the Fund, any of its Officers or Directors,  or those of the Adviser,  owns more than 1/2 of 1% of the outstanding  securities of such issuer, and such
          Directors who own more than 1/2 of 1% own in the  aggregate  more than
          5% of the outstanding securities of such issuer.

     14.  Invest  more  than 5% of the  value  of its  net  assets  in  warrants
          (included  in that  amount,  but not to  exceed 2% of the value of the
          Fund's net  assets,  may be  warrants  which are not listed on the New
          York or American Stock Exchanges).  However, Ultra-Small Company Fund,
          Ultra-Small  Company Market Fund,  Micro-Cap  Limited Fund,  Small-Cap
          Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund,  Large-Cap
          Value Fund and Blue Chip 35 Index Fund may not purchase any warrants.

                                       11

     15.  Invest in oil,  gas, or  mineral-related  programs,  partnerships,  or leases.

In addition, the Blue Chip 35 Index Fund may not:

     16.  Invest in securities that would cause it to violate the Board approved policy to weight the Fund's sector composition within one and one-half percentage points of the sector composition of its index.

U.S. Government Securities

The U.S.  Government  securities  in which  Bridgeway  Funds may invest  include direct  obligations of the U.S.  Treasury,  such as Treasury bills,  notes,  and bonds,  and  obligations  issued or guaranteed by U.S.  Government  agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States,  such as Government  National Mortgage  Association
("GNMA") certificates,  securities that are supported by the right of the issuer to borrow from the U.S.  Treasury,  such as  securities of the Federal Home Loan
Banks, and securities  supported solely by the credit  worthiness of the issuer, such as Federal  National  Mortgage  Association  ("FNMA") and Federal Home Loan
Mortgage Corporation ("FHLMC") securities.

Closed-End Funds

Any Fund may also  invest up to 5% of its  total  assets  in  closed-end  mutual funds. These securities may sell at a premium or discount to the net asset value of their underlying securities.  While gaining further  diversification  through such investments,  Bridgeway Funds will bear the additional  volatility and risk that,  in  addition  to changes  in value of the  underlying  securities  in the closed-end funds, there may be additional increase or decrease in price due to a change in the premium or discount in their market prices.

Foreign Securities

Any  Fund  may  invest  up to 10% of its  total  assets  in  foreign  securities
(securities  issued by companies  whose  principal  place of business is located outside of the U.S.  and not listed on any U.S.  exchange).  Foreign  securities
carry  incremental  risk  associated  with:  (1)  currency   fluctuations;   (2)
restrictions  on, and costs  associated  with, the exchange of  currencies;  (3)
difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly  available  information  concerning  issuers;  (5)  restrictions  on foreign  investment in other  jurisdictions;  (6) reduced levels of governmental regulation  of foreign  securities  markets;  (7)  difficulties  in  transaction settlements  and the effect of this delay on  shareholder  equity;  (9)  foreign withholding  taxes;  (10)  political,  economic,  and similar  risks,  including expropriation and  nationalization;  (11) different  accounting,  auditing,  and financial  standards;  (12) price  volatility;  and (13)  reduced  liquidity  in foreign markets where the securities  also trade.  While some of these risks are reduced by  investing  only in ADRs and  foreign  securities  listed on American exchanges, even these foreign securities may carry substantial incremental risk.

CLOSED FUND STATUS DEFINITIONS

The Adviser may  recommend  that certain Funds be closed to new  investments  to control  asset flows and levels.  Information  on the  investments  permitted in
Funds  indicated as "Closed to New  Investors"  or "Closed to New  Investors and
Current  Shareholders" can be found below. With regard to closed Funds, the Fund reserves the right to make future additional exceptions that, in the judgment of
the  Adviser,   do  not  adversely  affect  its  ability  to  manage  the  Funds effectively.  For  example,  the Fund may elect to accept  defined  contribution plans that provide  regular cash flows which are  beneficial to the Fund.  These exceptions,  if any, are annually reviewed by the Funds' Board of Directors. The
Fund also  reserves  the right to reject any  purchase or refuse any  exception, including those detailed below, that the Adviser feels will adversely affect its ability to manage the Funds  effectively.  The Adviser has  established a Closed
Funds Exceptions  Committee,  which reports at least annually to the Fund Board, to review  exceptions and to maintain this policy.  A majority of this committee must approve any investments in closed funds not described  below.  Furthermore, the Board will also review the  application  of "closed  status" with respect to the  Advisor's  separately  managed  accounts  in the same  style  as a Fund.  A specific style (such as "Aggressive  Investors 1") would  typically be closed to new  separate  accounts  at the same time as the fund  closes  to new  accounts.
However,  additional  "capacity"  of a style  could be  opened  to new  separate accounts and not new fund accounts if certain conditions are met.

                                       12

Eligible  Investments  into  Funds  Closed  to New  Investors  (Open to  Current
Accounts)

o    Shareholders  may continue to add to their  existing  accounts  through the purchase of  additional  shares and through the  reinvestment  of dividends and/or capital gain distributions on any shares owned.
o    Shareholders  may add to their  accounts  through the Automatic  Investment
     Plan ("AIP") and may increase the AIP amount.
o    Participants in an existing  employee benefit or retirement plan (including
     401(k) and other types of defined contribution plans) may open new accounts in that  plan if the  Fund  is an  investment  option.  IRA  transfers  and rollovers from these plans may be used to open new accounts.  Certain third parties  who  offer  Bridgeway  Funds  may  not be  able  to  support  this exception.
o    Shareholders  may open new  accounts  that  have the same  social  security number or  registered  shareholder  as their  existing  accounts.  Proof of current ownership may be required.
o    Custodians  named for minors  (children  under 18) on existing  accounts of
     Funds  that are  closed to new  investors  may open new  accounts  in those
     Funds.
o    Financial Advisers with existing accounts, who provide recordkeeping and/or asset  allocation  services for their  clients,  may be allowed to purchase shares for new and existing  clients.  However,  Advisers who  advertise or communicate  broadly the  availability of Bridgeway closed Funds may not be permitted to purchase additional shares.
o    Directors of the Funds,  staff and  directors of the Adviser,  the Adviser, and Bridgeway Charitable Foundation may continue to open new accounts.

Eligible Investments into Funds Closed to New Investors and Current Shareholders

o    Shareholders  may continue to add to their  existing  accounts  through the reinvestment  of  dividends  and capital gain  distributions  on any shares owned.
o    Directors of the Funds,  staff and  directors of the Adviser,  the Adviser, and Bridgeway  Charitable  Foundation may continue to open new accounts and make additional purchases of unsubscribed or redeemed shares.

ALLOCATION OF INVESTMENT DECISIONS

---------------------------- ------------------------- --------------------------------

     Actively Managed            Actively Managed

     (higher turnover)           (lower turnover)             Passively Managed
---------------------------- ------------------------- --------------------------------
Aggressive Investors 1 Fund   Small-Cap Growth Fund     Ultra-Small Company Market Fund
---------------------------- ------------------------- --------------------------------
Aggressive Investors 2 Fund   Small-Cap Value Fund          Blue Chip 35 Index Fund
---------------------------- ------------------------- --------------------------------
Ultra-Small Company Fund      Large-Cap Growth Fund
---------------------------- ------------------------- --------------------------------
Micro-Cap Limited Fund        Large-Cap Value Fund
---------------------------- ------------------------- --------------------------------

The Adviser applies the following  principles when allocating portfolio purchase and sale  opportunities  among the funds and/or  separately  managed accounts so that over time all similar  accounts are treated  equitably and along the manner
described  below.  Nevertheless,   accounts  will  sometimes  receive  differing
proportions of a stock due to differences such as cash levels,  cash flow needs, tax status, or current composition.

                                       13

The Adviser can place the Funds it manages along a spectrum of active to passive management.  The actively  managed (higher  turnover)  Funds include  Aggressive
Investors 1 Fund,  Aggressive  Investors 2 Fund,  Ultra-Small  Company  Fund and
Micro-Cap  Limited Fund. These Funds tend to have higher turnover,  higher risk, higher  expenses and lower tax efficiency  relative to Bridgeway  Funds of other groups.  Additionally,  these  funds  may make buy and sell  decisions  based on recent news and price  movements  with the  objective  of  capturing  short-term opportunities;  this  necessarily  increases the  "transaction  costs," or costs associated with buying and selling fund shares quickly.

A second group of Funds includes  Small-Cap Value Fund,  Small-Cap  Growth Fund,
Large-Cap  Value  Fund  and  Large-Cap  Growth  Fund.  While  they  are  clearly actively-managed  by industry  standards,  they generally have greater diversity within their class, lower turnover,  lower risk, lower operating and transaction expenses and are more tax efficient,  than the first group of Funds. These funds generally have a somewhat  longer-term  view of  investments  and will sacrifice short-term trading  opportunities (such as those pursued in the actively managed
(higher  turnover)  group  above) to limit  longer-term  cost and  increase  tax efficiency.  Specifically,  they are less  likely to buy or sell stocks on news, but strive to make up for this  "opportunity  cost" through more favorable trade execution and cost structure.

The  third  group of  portfolios  consists  of  passively  managed  and  indexed portfolios,  including  Ultra-Small  Company  Market Fund and Blue Chip 35 Index
Fund, which have experienced better tax efficiency,  lower expense ratios, lower turnover and lower risk than an actively managed Fund of the same asset class.

The final group,  not reflected in the chart above,  is the Balanced Fund.  This
Fund has aspects of both active and passive management.

Ultra-Small  Company Fund will generally be given  priority for ultra  small-cap
stocks.   Following  Ultra-Small  Company  Fund,  Micro-Cap  Limited  Fund  will generally  be given  priority  over  Ultra-Small  Company  Market  Fund or other actively managed (lower turnover) Funds for ultra-small stocks.

Micro-Cap  Limited Fund will generally be given  priority for micro-cap  stocks.
Following Micro-Cap Limited Fund,  Aggressive Investors 1 Fund will generally be given priority over Aggressive Investors 2 Fund.

Aggressive  Investors 1 Fund will have "right of first refusal" over  Aggressive
Investors  2 Fund to  purchase  small and  mid-cap  stocks  for  which  there is relatively limited liquidity.

The Balanced Fund  typically  only invests in those stocks which also trade call and put  options,  which  generally  rules out both  ultra-small  and  micro-cap stocks. At the current asset levels and size of stock appropriate for this Fund, investment  allocation is typically a "non-issue" and for purposes of efficiency this Fund may be treated on a par with the actively  managed  (higher  turnover)
funds.  Nevertheless,  as assets grow, the Adviser  anticipates  this Fund to be between the active (higher turnover) Funds and the active (lower turnover) Funds in order of investment allocations.

In  general,  unlike   actively-managed   Funds,   passively-managed  Funds  are
considered not to be negatively  impacted in receiving  secondary priority for a specific  stock,  since  a  different  stock  with  similar  characteristics  is
generally  available  to  achieve  the  investment   objective.   Similarly,   a
passively-managed  Fund will take secondary  priority over actively managed ones when selling a stock,  since there is  typically  an alternate  stock to sell to raise cash or otherwise achieve the investment objective.

In addition to serving as Adviser for the  Bridgeway  Funds,  Bridgeway  Capital
Management,  Inc. acts as Adviser for other investment accounts such as separate accounts and sub-advisory  relationships.  Bridgeway Funds, and other investment accounts are clients of  Bridgeway  Capital  Management,  Inc. As of October 28,
2004,  all other  investment  accounts  managed in a style similar to one of the
Bridgeway  Funds will  receive the same  priority as the Fund.  For  purposes of investment  decision  allocation,  clients of a given style are treated with the same priority as the Fund of that style. For example,  other investment accounts in the  Aggressive  Investors 1 style are given the same  investment  allocation priority as Aggressive Investors 1 Fund.

                                       14

When an actively managed (higher  turnover) Fund closes to new investors,  other investment  accounts of that style are also  typically  closed to new investors.
However,  if a style is  reopened  to  increase  assets  due to a  market  drop, redemptions,  or for other reasons, the Adviser will recommend to the Fund board the most  efficient  strategy  to add those  assets and will  consider  the best interests of current  shareholders  when doing so. This could include making the fund/style  available  only to  retirement  plans (which  typically  have longer holding periods and are more cost efficient to the fund) or  institutions  which the Adviser  believes are more likely to add to investments  in a downturn,  for example.

Once a decision to buy a stock for a given fund/account style has been made, the stock is offered to all clients  within that style on a pro-rata  equal basis if possible.  However, if limited liquidity precludes all accounts from receiving a reasonable  pro-rata share, shares will be offered on a rotating basis using the same rules as contained in the trade allocation  policy approved by the Board of
Directors.

Issues of allocation  typically do not exist with Blue Chip 35 Index Fund, since the stocks in this Fund are extremely liquid.

MANAGEMENT OF BRIDGEWAY FUNDS

These are the Directors and Officers of Bridgeway Funds, their business address, and principal occupations during the past five years.

Independent Directors

                                                                          # of
                       Position(s) Term of                                Bridgeway
                       Held with   Office and                             Funds         Other
Name, Address(1), and  Bridgeway   Length of   Principal Occupation(s)    Overseen by   Directorships Held
Age                    Funds       Time Served During Past Five Years     Director      by Director
------------------------------------------------------------------------------------------------------------

Kirbyjon Caldwell      Director    Term:       Senior Pastor of Windsor   Eleven        Continental
Age 52                             1 Year      Village United Methodist                 Airlines, Inc.,
                                   Length:     Church, since 1982                       American Church
                                   4 Years                                              Mortgage Company,
                                                                                        Reliant Energy,
                                                                                        Amegy Bancshares.

Karen S. Gerstner      Director    Term:       Principal, Karen S.        Eleven        None
Age 50                             1 Year      Gerstner & Associates,
                                   Length:     P.C. , 2004 to present.
                                   11 Years    Attorney and Partner,
                                               Davis Ridout, Jones and
                                               Gerstner LLP, 1/1999 to
                                               2003.

Miles Douglas Harper,  Director    Term:       Partner, 10/1998 to        Eleven        Calvert Large-Cap
III*                               1 Year      present Gainer, Donnelly,                Growth Fund(2)
Age 43                             Length:     Desroches, LLP                           (1 Portfolio)
                                   11 Years

* Independent Chairman

                                       15

"Interested" or Affiliated Directors and Officers

                       Position(s) Term of                                Bridgeway
                       Held with   Office and                             Funds         Other
Name, Address(1), and  Bridgeway   Length of   Principal Occupation(s)    Overseen by   Directorships Held
Age                    Funds       Time Served During Past Five Years     Director      by Director
------------------------------------------------------------------------------------------------------------

Michael D. Mulcahy(4)  President   Term: 1 year  President, Bridgeway       Eleven          None
Age 42                 and         Length:       Funds, 6/05 - Present.
                       Director    10/01/2003    Director and Staff
                                   to present    Member, Bridgeway Capital
                                                 Management, Inc., Inc.,
                                                 12/2002 - Present. Vice
                                                 President, Hewlett
                                                 Packard, 1/2001-12/2002.
                                                 Executive Vice President,
                                                 Artios, Inc., 10/1998 -
                                                 1/2001.

John N. R.             Vice        Term:         Vice President, Bridgeway  Eleven          None
Montgomery(3)          President   1 Year        Funds, 6/05 - Present.
Age 50                 and         Length:       President, Bridgeway
                       Director    12 Years      Funds, 11/1993 - 6/05.
                                                 President, Bridgeway
                                                 Capital Management, Inc.,
                                                 Inc., 7/1993-present.

Richard P.             Vice        Term: 1 year  Vice President, Bridgeway                  None
Cancelmo, Jr.          President   Length:       Funds, 11/04 - Present.
                                   11/10/2004    Staff Member, Bridgeway
                                   to present    Capital Management, Inc.
                                                 since 2000.

Joanna Barnhill        Secretary   Term: 1 year  Staff Member, Bridgeway                    None
Age 55                             Length:       Capital Management, Inc.,
                                   11/22/1993    Inc. since 1993.
                                   to present

Linda G. Giuffre       Treasurer   Term: 1 year  Staff member, Bridgeway                    None
Age 44                 and Chief   Length:       Capital Management, Inc.,
                       Compliance  05/14/2004    Inc. 5/04 to present.
                       Officer     to present    Chief Compliance Officer,
                                                 Bridgeway Capital
                                                 Management, Inc., Inc.
                                                 12/04 to present.  Vice
                                                 President - Compliance,
                                                 Capstone Asset Management
                                                 Company, 1998 - 2004.

(1) The address of all of the Directors and Officers of Bridgeway  Funds is 5615
Kirby Drive, Suite 518, Houston, Texas, 77005-2448.

(2) The  Calvert  Large-Cap  Growth Fund is  sub-advised  by  Bridgeway  Capital
Management, Inc., the Adviser to Bridgeway Funds.

(3) John Montgomery is president, director and majority shareholder of Bridgeway
Capital Management, Inc., and therefore an interested person of Bridgeway Funds.

(4) Michael Mulcahy is a director and officer of Bridgeway  Capital  Management,
Inc., and therefore an interested person of Bridgeway Funds.

The overall  management of the business and affairs of Bridgeway Funds is vested with its Board of Directors  (the "Board").  The Board approves all  significant agreements between Bridgeway Funds and persons or companies  furnishing services to it,  including  Agreements  with its Adviser and  Custodian.  The  day-to-day operations  of Bridgeway  Funds are  delegated to its  Officers,  subject to its investment objectives and policies and general supervision by the Board.

From Bridgeway Funds' inception to February 15, 2002, the Independent  Directors functioned  as the Board's  Audit  Committee  (the  "Committee"),  selecting the investment company's  independent auditor and meeting with the auditor annually.
The  Committee was  formalized by Board  resolution on February 15, 2002 and has adopted a charter.  It is currently  the Board's only  standing  committee.  Its members are Miles Douglas  Harper,  III,  Independent  Chairman of the Board and
Audit  Committee , Kirbyjon  Caldwell  and Karen S.  Gerstner  (all  Independent
Directors.)  The purposes of the Audit  Committee are to: (i) oversee the Funds'
accounting and financial reporting  principles and policies and related controls and procedures  maintained by or on behalf of the Funds; (ii) oversee the Funds'
financial  statements  and the  independent  audit thereof;  (iii)  oversee,  or assist, as appropriate, in the oversight of the Funds' compliance with legal and regulatory  requirements  that  relate to the Funds'  accounting  and  financial reporting,  internal controls over financial  reporting and independent  audits;
(iv) evaluate the  independence of the Funds'  independent  auditors and approve their  selection;  and (v) to  report  to the  full  Board of  Directors  on its
activities  and  recommendations.   The  function  of  the  Audit  Committee  is
oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Funds'  shareholders.  In addition,  the Committee provides ongoing oversight of
Bridgeway Funds'  independent  auditors,  including meeting with the auditors at least once each fiscal year.  The Audit  Committee met four times in fiscal year
2005.

                                       16

                            Dollar Range of                    Aggregate Dollar Range of
                         Equity Securities in            Equity Securities in All Registered
                          Bridgeway Funds as           Investment Companies Overseen by Director in
    Name of Director         of 12/31/2004           Family of Investment Companies as of 12/31/2004
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Kirbyjon Caldwell                                                     Over $100,000
     Aggressive
        Investors 1       $50,001 - $100,000
     Ultra-Small Company  $50,001 - $100,000
     Aggressive
        Investors 2       $50,001 - $100,000
     Balanced Fund         $10,001 - $50,000
     Micro-Cap Limited     $10,001 - $50,000

Karen Gerstner                                                        Over $100,000
     Aggressive
        Investors 1          Over $100,000
     Ultra-Small Company     Over $100,000
     Blue Chip 35 Index      Over $100,000
     Balanced Fund           Over $100,000
     Small-Cap Growth      $10,001 - $50,000
     Small-Cap Value       $10,001 - $50,000
     Large-Cap Growth      $10,001 - $50,000
     Large-Cap Value       $10,001 - $50,000

Miles  Douglas   Harper,                                              Over $100,000
III*
     Aggressive
        Investors 1          $1 - $10,000
     Ultra-Small Company     Over $100,000
     Balanced Fund         $10,001 - $50,000

John N.R. Montgomery                                                  Over $100,000
     Aggressive
        Investors 1          Over $100,000
     Ultra-Small Company     Over $100,000
     Aggressive
        Investors 2          Over $100,000
     Balanced Fund           Over $100,000
     Micro-Cap Limited       Over $100,000

Michael D. Mulcahy                                                    Over $100,000
     Aggressive
        Investors 1          Over $100,000
     Ultra-Small Company     Over $100,000
     Blue Chip 35 Index    $10,001 - $50,000
     Aggressive
        Investors 2       $50,001 - $100,000
     Balanced Fund           Over $100,000
     Micro-Cap Limited    $50,001 - $100,000
     Ultra-Small Co.
        Market             $10,001 - $50,000

* Independent Chairman

Compensation

Bridgeway  Funds pays an annual  retainer of $7,500 and fees of $2,500 per Board meeting,  Audit Committee  meeting or combination  meetings to each  Independent
Director.  Such Directors are reimbursed for any expenses  incurred in attending
meetings.   During  fiscal  year  2005,   Bridgeway  Funds  paid  the  following
compensation:

                                       17

                                               Pension or
                                               Retirement
                              Aggregate     Benefits Accrued
                             Compensation      as Part of       Estimated Annual      Total Compensation
                            from Bridgeway   Bridgeway Funds      Benefits Upon      from Bridgeway Funds
Name of Person, Position        Funds           Expenses           Retirement         Paid to Directors
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kirbyjon Caldwell(1)           $22,000             $0                  $0                  $22,000
Karen Gerstner(1)              $26,500             $0                  $0                  $26,500
Miles   Douglas    Harper,     $32,000             $0                  $0                  $32,000
III(1)*
John N.R. Montgomery              $0               $0                  $0                     $0
Michael D. Mulcahy(2)          $45,071             $0                  $0                  $45,071

(1) The Independent  Directors  received this compensation in the form of shares of Bridgeway Funds, credited to his or her account.

*  Independent  Chairman  receives an additional  $500 per meeting,  plus $2,500 additional annual retainer fee.

(2) Pursuant to the Master Administrative  Agreement, a portion of Mr. Mulcahy's salary was  charged to the Funds prior to the time that he became  President  of
Bridgeway Funds, Inc.

Code of Ethics

Bridgeway Funds, Inc., and Bridgeway Capital Management, Inc., Inc. have adopted a Code of Ethics (the "Code")  pursuant to Rule 17j-1 of the Investment  Company
Act of 1940.  The  Code is  designed  to  minimize  conflicts  of  interest  and therefore  prohibits  Bridgeway Funds and the Adviser from accepting soft dollar commissions in transactions with brokers.

The Code requires the monitoring of activities of Fund managers  trading stocks, which  their  Funds also  hold,  for their own  portfolios.  Fund  managers  are prohibited from purchasing  stocks which may potentially be held by their Funds.
However,  any Adviser  staff member may own shares of any mutual fund and remain in compliance with the Code. With special  pre-clearance from a Fund manager and subsequent  sign-off  by the  Compliance  Officer  (who  administers  the Code),
Adviser staff (who are not Fund  managers)  may hold shares of other  securities which are potential investments of a Bridgeway Fund.

The Code also contains restrictions on use of material information.

In addition to the stringent  Code of Ethics  described in the  Prospectus,  the
Adviser  has a unique  Mission  Statement  that sets it apart from others in the industry. It states:

     Our mission is to:

          o    support charitable services,
          o    nurture educational services,
          o    improve the quality of community life, and
          o    oppose and alleviate the effects of genocide and oppression.

     Our role in this effort is primarily, but not exclusively, a financial one.
     As stewards of others' money, we strive to:

          o    uphold the highest standards of integrity,
          o    maintain a long-term risk-adjusted  investment performance record in the top 5% of investment advisers,*
          o    achieve a superior (efficient) cost structure, and
          o    provide friendly, quality service.

     Our greatest resource is people. Recognizing this, we strive to:

          o    create a positive, fun, and challenging atmosphere,
          o    provide fair compensation with performance,
          o    give regular peer feedback,
          o    invest generously in hiring and training, and
          o    value the family.

                                       18

*Past  performance does not guarantee future returns.  However,  the Adviser and
Bridgeway Funds have committed to clearly communicating performance vs. industry benchmarks in each report to shareholders.

The  Adviser  is also  committed  to  donating  up to 50% of its own  Investment
Advisory Fee profits to charitable  and  non-profit  organizations.  To maximize this  objective,  the  Adviser  seeks a superior  cost  structure.  There are no expensive perks or luxurious offices.  The quantitative  investment methods used do not require a large research staff.  Staff members are paid commensurate with performance  and market salary  scales,  but subject to the  following  cap: the total compensation of the highest-paid  employee cannot be more than seven times that of the  lowest-paid  employee.  The Adviser  believes these policies should also contribute to lowering Bridgeway Funds expense ratios as assets grow.

PROXY VOTING POLICIES

Please refer to Appendix A of this Statement of Additional  Information  for the
Proxy Voting  Guidelines of the  Bridgeway  Funds.  This  document  includes the policies and procedures  that the Funds use in  determining  how to vote proxies relating to Fund securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders,  and those of the Funds'
Investment Adviser, principal underwriter,  or an affiliated person of the Fund, its Investment Adviser, or principal underwriter.

Bridgeway's  proxy voting record for the most recent  12-month period ended June
30, is available without charge, upon request, by calling  800-661-3550,  and is
also  available  on  the  Securities  and  Exchange   Commission's   website  at
www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Bridgeway  Funds' Board of  Directors  has  adopted,  on behalf of the Funds,  a policy  relating to the  disclosure  of each Fund's  portfolio  securities.  The policies  relating to the  disclosure  of the Funds'  portfolio  securities  are designed to protect  shareholder  interests  and allow  disclosure  of portfolio
holdings   information   where  necessary  to  the  Fund's   operation   without
compromising  the  integrity  or  performance  of the Fund.  It is the policy of
Bridgeway  Funds that  disclosure  of a Fund's  portfolio  holdings  to a select person  or  persons  prior  to the  release  of  such  holdings  to  the  public
("selective  disclosure")  is prohibited,  unless there are legitimate  business purposes for  selective  disclosure  and the  recipient is obligated to keep the information confidential and not to trade on the information provided.

Bridgeway  Funds  discloses  portfolio  holdings  information as required in its
regulatory  filings  and  shareholder  reports,   discloses  portfolio  holdings
information  as required by federal and state  securities  laws and may disclose
portfolio   holdings   information  in  response  to  requests  by  governmental
authorities. As required by the federal securities laws, including the 1940 Act,
Bridgeway  Funds  will  disclose  its  portfolio   holdings  in  its  applicable
regulatory filings,  including  shareholder reports on Form N-CSR and filings of
Form  N-Q  or  such  other  filings,  reports  or  disclosure  documents  as the applicable regulatory authorities may require.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, http://www.bridgeway.com,  or on the SEC's website, http://www.sec.gov, as disclosed in the following table:

------------------------------ -------------------------- -----------------------------------
Information Posting            Frequency of Disclosure    Date of Web Posting
------------------------------ -------------------------- -----------------------------------
Complete Portfolio Holdings    Quarterly                  43 calendar days following the
                                                          completion of each fiscal quarter
------------------------------ -------------------------- -----------------------------------
Top 10 Portfolio Holdings      Quarterly                  7 calendar days after the end of
                                                          each calendar quarter
------------------------------ -------------------------- -----------------------------------

The scope of the information  relating to the Funds' portfolio  holdings that is made available on the website may change from time to time without  notice.  The
Funds' Adviser or its affiliates may include each Fund's  portfolio  information that has  already  been made  public  through  a Web  posting  or SEC  filing in marketing literature and other communications to shareholders, advisors or other parties,  provided that, in the case of information made public through the Web, the  information  is disclosed no earlier than the day after the date of posting to the website.

                                       19

Bridgeway  Funds may  distribute or authorize the  distribution  of  information about  the  Funds'  portfolio  holdings  that  is  not  publicly  available  for legitimate  business purposes,  provided that such disclosure is approved by the
Chief Compliance Officer,  to its third-party  service providers,  which include
U.S. Bank, the custodian; ALPS Mutual Fund Services, Inc., the administrator and accounting  agent;  Citibank,  N.A.,  the  transfer  agent;  Briggs,  Bunting  &
Dougherty,  LLP,  the Funds'  independent  registered  public  accounting  firm;
Stradley Ronon Stevens & Young,  LLP, legal  counsel;  and the Funds'  financial printer.  Such  disclosure is generally made on a quarterly basis and is subject to a 43-day lag time. The Funds currently have ongoing  arrangements to disclose portfolio holdings  information to Standard & Poor's Inc.,  Thompson  Financial,
Bloomberg,  The McGraw-Hill  Companies,  Inc.,  Vickers Stock Research,  Merrill
Corporation,  ALPS Mutual Fund Services,  Inc., Russell,  Morningstar,  Inc. and
Lipper,  Inc.  These  service  providers  are required to keep such  information confidential,  and are  prohibited  from  trading  based on the  information  or otherwise using the information except as necessary in providing services to the
Funds.  Such  holdings  are released on  conditions  of  confidentiality,  which
include  appropriate  trading  prohibitions.   "Conditions  of  confidentiality"
include  confidentiality  terms included in written  agreements,  implied by the nature of the relationship (e.g. attorney-client  relationship),  or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Bridgeway Funds may provide information  regarding the Funds' portfolio holdings to  shareholders,  firms and  institutions  before  their public  disclosure  is required  or  authorized  as  discussed  above,  provided  that:  (i) the  Chief
Compliance  Officer  of the Fund  determines  that  the  Fund  has a  legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality  agreement that provides that the non-public  portfolio  holdings  information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any  purpose  other  than the  purpose  for  which it was  approved.
Persons and entities  unwilling to execute a  confidentiality  agreement that is acceptable to Bridgeway Funds may only receive  portfolio  holdings  information that has otherwise been publicly  disclosed.  Bridgeway Funds is not compensated for disclosure of portfolio holdings.  Non-public portfolio holdings of a Fund's entire  portfolio  will not be  disclosed  to  members  of the  media  under any circumstance  (although  individual  holdings  may be  disclosed  to the general public through the media).

Exceptions  to, or waivers of, the Funds'  policy on portfolio  disclosures  may only be made by the Funds' Chief Compliance Officer and must be disclosed to the
Funds' Board of Directors at its next  regularly  scheduled  quarterly  meeting.
Bridgeway Funds Portfolio  Holdings  Disclosure  Review Committee is responsible for reviewing any  potential  conflict of interest  between the interests of the
Funds'  shareholders  and a  third-party  with  respect  to  the  disclosure  of non-public portfolio holdings information prior to its dissemination.  The Board of Directors is responsible for reviewing the operation and effectiveness of the
Funds' portfolio disclosure policy on an annual basis.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF BRIDGEWAY FUNDS SECURITIES

When issued,  Fund shares are fully transferable and redeemable at the option of
Bridgeway Funds in certain  circumstances  as described in its Prospectus  under
"How to Redeem  Shares."  All  Bridgeway  Funds shares are equal as to earnings, assets,  and voting  privileges.  There is no  conversion,  pre-emptive or other subscription rights. Under Bridgeway Funds' Articles of Incorporation, the Board
of Directors may  authorize  the creation of additional  series of common stock, with such preferences, privileges, limitations and voting and dividend rights as the  Board  may  determine.  Each  share  of each  series  of  Bridgeway  Funds'
outstanding  shares  is  entitled  to  share  equally  in  dividends  and  other distributions  and in the net assets belonging to that series of Bridgeway Funds on liquidation.  Accordingly, in the event of liquidation,  each share of common stock is entitled to its portion of all of  Bridgeway  Funds'  assets  after all debts  and  expenses  have been  paid.  Shares  of  Bridgeway  Funds do not have cumulative voting rights for the election of Directors.

In matters requiring  shareholder  approval,  each Bridgeway Fund shareholder is entitled to one vote for each share  registered in his/her name,  and fractional shares entitle the holders to a corresponding fractional vote.

                                       20

Shareholders  of record  owning more than 5% of the  outstanding  shares of each
Bridgeway Fund as of September 30, 2005, are listed in the table below, followed by the total  percentage  ownership of all  Officers and  Directors of Bridgeway
Funds, Inc.

                                                                Ultra-   Ultra-Small          Micro-Cap
                                        Aggressive Aggressive   Small        Co     Blue Chip  Limited
Name                  Address           Investors   Investors  Company     Market    35 Index    Fund   Balanced
                                          1 Fund     2 Fund      Fund       Fund      Fund              Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Bridgeway Capital     5615 Kirby                                                                          6.93%
Management, Inc.,     Drive, Ste 518
Inc.                  Houston, TX 77005

Charles Schwab &      101 Montgomery      18.98%      20.23%               29.68%     16.87%             41.35%
Co., Inc. Special     Street
Custody Account for   San Francisco,
the Benefit of        CA  94101
Customers
(incorporated in the
state of Delaware)

FTC & Co.             PO Box 173736                                                    6.99%
                      Denver, CO
                      80217-3736

Eternity LTD.         P O Box N-7776                                                            15.14%
                      Nassau, Bahamas

Letort Management     3130 Morningside                                                33.41%
Trust Company         Camp Hill, PA
                      17011

National Financial    P O Box 989030      18.16%      19.43%     10.94%    20.02%      6.48%    12.28%   11.23%
Services, Corp.       New York, NY
                      10281

National Investors    55 Water Street      6.17%       5.37%                6.38%      9.56%    10.70%    7.17%
Services Inc.         32nd Floor
                      New York, NY
                      10041-3299

All                                         .38%        .20%      1.06%        0%      1.10%      .40%     .85%
Officers/Directors

                                        Small-Cap              Large-Cap  Large-Cap
Name                  Address             Growth    Small-Cap   Growth     Value
                                           Fund    Value Fund    Fund       Fund

-----------------------------------------------------------------------------------
Charles Schwab &      101 Montgomery      21.39%     13.72%     18.83%    13.45%
Co., Inc. Special     Street
Custody Account for   San Francisco,
the Benefit of        CA  94101
Customers
(incorporated in the
state of Delaware)

National Financial    P O Box 989030      18.13%     26.50%     12.19%    16.50%
Services, Corp.       New York, NY
                      10281

National Investors    55 Water Street      6.37%     11.40%      5.44%     7.29%
Services Inc.         32nd Floor
                      New York, NY
                      10041-3299

All                                         .02%       .02%       .03%      .04%
Officers/Directors

                                       21

INVESTMENT ADVISORY AND OTHER SERVICES

Bridgeway Capital  Management,  Inc., Inc. is a Texas  corporation  organized in
July 1993 to act as Adviser to Bridgeway  Funds and is  controlled by John N. R.
Montgomery and his family.  John is also the Vice  President of Bridgeway  Funds and a portfolio  manager on ten Bridgeway  Funds.  From 1985 to 1992 John gained extensive  experience  managing  his  own  investment  portfolio  utilizing  the techniques  he now uses in managing each  Bridgeway  Fund.  Prior to 1985,  John served as a research  engineer/project manager at the Massachusetts Institute of
Technology,  and served as an executive  with  transportation  agencies in North
Carolina  and  Texas.  He has  graduate  degrees  from  both  the  Massachusetts
Institute of Technology and Harvard Graduate School of Business Administration.

Appendix B contains the following  information  regarding the portfolio managers identified  in the  Funds'  prospectus:  (1) the dollar  range of the  manager's investments  in each  Fund;  (2) a  description  of the  manager's  compensation structure;  and (3) information  regarding other accounts managed by the manager and  potential  conflicts of interest  that might arise from the  management  of multiple accounts.

Subject  to the  supervision  of the Board of  Directors,  investment  advisory, management,  and  administration  services  are  provided by  Bridgeway  Capital
Management,  Inc. to Bridgeway Funds pursuant to Management  Agreements approved on the following dates:

    ---------------------------------- --------------------------------
                                       Date of Approval of Management
         FUND                                     Agreement
    ---------------------------------- --------------------------------
    Aggressive Investors 1 Fund                    6/8/05
    ---------------------------------- --------------------------------
    Aggressive Investors 2 Fund                    6/8/05
    ---------------------------------- --------------------------------
    Ultra-Small Company Fund                       6/8/05
    ---------------------------------- --------------------------------
    Ultra-Small Company Market Fund                6/8/05
    ---------------------------------- --------------------------------
    Micro-Cap Limited Fund                         6/8/05
    ---------------------------------- --------------------------------
    Small-Cap Growth Fund                          6/8/05
    ---------------------------------- --------------------------------
    Small-Cap Value Fund                           6/8/05
    ---------------------------------- --------------------------------
    Large-Cap Growth Fund                          6/8/05
    ---------------------------------- --------------------------------
    Large-Cap Value Fund                           6/8/05
    ---------------------------------- --------------------------------
    Blue-Chip 35 Index Fund                        6/8/05
    ---------------------------------- --------------------------------
    Balanced Fund                                  6/8/05
    ---------------------------------- --------------------------------

All Management Agreements are terminable by vote of the Board of Directors or by the holders of a majority of the outstanding  voting securities of a Fund at any time without  penalty,  on 60 days' written  notice to the Adviser.  The Adviser also may terminate any Agreement on 90 days' written notice to Bridgeway  Funds.
All Agreements  terminate  automatically upon assignment (as defined in the 1940
Act).

By Agreement,  the Adviser will  reimburse  expenses,  if  necessary,  to ensure expense ratios do not exceed the following fiscal year ratios:

    ---------------------------------- ---------------
    FUND
    ---------------------------------- ---------------
    Aggressive Investors 1 Fund            1.80%
    ---------------------------------- ---------------
    Aggressive Investors 2 Fund            1.75%
    ---------------------------------- ---------------
    Ultra-Small Company Fund               2.00%
    ---------------------------------- ---------------
    Ultra-Small Company Market Fund        0.75%
    ---------------------------------- ---------------
    Micro-Cap Limited Fund                 1.85%
    ---------------------------------- ---------------
    Small-Cap Growth Fund                  0.94%
    ---------------------------------- ---------------
    Small-Cap Value Fund                   0.94%
    ---------------------------------- ---------------
    Large-Cap Growth Fund                  0.84%
    ---------------------------------- ---------------
    Large-Cap Value Fund                   0.84%
    ---------------------------------- ---------------
    Blue Chip 35 Index Fund                0.15%
    ---------------------------------- ---------------
    Balanced Fund                          0.94%
    ---------------------------------- ---------------

Under the Management  Agreements,  the Adviser provides a continuous  investment program for Bridgeway  Funds by placing orders to buy, sell, or hold  particular securities. The Adviser also supervises all matters relating to the operation of
Bridgeway  Funds,  such  as  corporate  officers,   operations,   office  space,
equipment, and services.

                                       22

Aggressive Investors 1 Fund

General Provisions

The Fund's  expenses,  including the Advisory Fee,  will be accrued  daily.  The
Advisory  Fee consists of a Base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate):

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets; and
(3)  0.85% of such assets over $500,000,000,

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities during the quarter and dividing the resulting total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2002, the relevant five-year period would be from Friday,  December
30, 1997 through Friday, December 31, 2002.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance of the Standard & Poor's 500 Composite  Stock Price
Index  as  published  after  the  close  of the  market  on the  last day of the
Performance  Period  (hereinafter  "Index" or "S & P 500 Index") with  dividends reinvested  and  will  range  from an  annual  rate of  -0.70%  to  +0.70%.  The
Performance Adjustment Rate will be calculated at an annualized rate of 4.67% of the cumulative  difference  between the  performance of the Fund and that of the
Index over the  Performance  Period,  except  that there will be no  performance adjustment if the cumulative  difference between the Fund's performance and that of the Index is less than or equal to 2.00% (over the Performance  Period).  The factor of 4.67%  assumes that the Adviser will achieve the maximum or minimum of the  Performance  Adjustment  Rate with a  cumulative  total  return  difference between  the Fund and the  Index  of plus or  minus  approximately  15% over the
Performance Period (0.70% divided by 15.00% = 4.67%).

For example;  assume that the Fund had a  cumulative  total return of 27.63% for the five-year period through December 31, 2002.  During the same period,  assume the Index with  dividends  reinvested  had a cumulative  total return of 21.21%.
Then the  Performance  Adjustment  Rate would be 4.67% times the  difference  in returns, or 4.67% times (27.63% - 21.21%) = 0.30%.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

                                       23

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  adjusted  Advisory Fee applied to the period of time from October 1, 2002,  through December 31, 2002, would be a Base
Advisory Fee equal to an  annualized  rate of 0.90% (the Base Advisory Fee Rate)
times the value of the Fund's  average daily net assets in the calendar  quarter plus a  Performance  Adjustment  equal  to an  annualized  rate  of  0.30%  (the
Performance  Adjustment  Rate) times the value of the Fund's  average  daily net assets in the Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 1.80% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Aggressive Investors 2 Fund

General Provisions

The Fund's  expenses,  including the Advisory Fee,  will be accrued  daily.  The
Advisory  Fee consists of a Base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate):

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets;
(3)  0.85% of the next $500,000,000 of such assets; and
(4)  0.80% of such assets over $1,000,000,000.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities during the quarter and dividing the resulting total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

                                       24

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2007, the relevant five-year period would be from December 31, 2002 through December 31, 2007.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance of the Standard & Poor's 500 Composite  Stock Price
Index  as  published  after  the  close  of the  market  on the  last day of the
Performance  Period  (hereinafter  "Index" or "S & P 500 Index") with  dividends reinvested  and  will  range  from an  annual  rate of  -0.30%  to  +0.30%.  The
Performance Adjustment Rate will be calculated at an annualized rate of 2.00% of the cumulative  difference  between the  performance of the Fund and that of the
Index over the  Performance  Period,  except  that there will be no  performance adjustment if the cumulative  difference between the Fund's performance and that of the Index is less than or equal to 2.00% (over the Performance  Period).  The factor of 2.00%  assumes that the Adviser will achieve the maximum or minimum of the  Performance  Adjustment  Rate with a  cumulative  total  return  difference between  the Fund and the  Index of plus or minus  15.00%  over the  Performance
Period (0.30% divided by 15.00% = 2.00%).

For example;  assume that the Fund had a  cumulative  total return of 27.63% for the five-year period through December 31, 2007.  During the same period,  assume the Index with  dividends  reinvested  had a cumulative  total return of 21.21%.
Then the  Performance  Adjustment  Rate would be 2.00% times the  difference  in returns, or 2.00% times (27.63% - 21.21%) = 0.13%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2002,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee payable was the Base
     Advisory Fee only.

          (b)  From   September  30,  2002  through   September  30,  2006,  the
     Performance  Adjustment Rate will be calculated  based upon a comparison of the  investment  performance  of the Fund and the Index  over the number of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

For a period of thirty (30) months  following the Effective  Date of the Exhibit noted above,  the Advisory Fee payable to the Adviser shall be the lesser of (i)
the amount which would be due after  applying the  Performance  Adjustment  Rate described  herein,  or (ii) the amount  which  would be due after  applying  the
Performance  Adjustment  Rate of -0.70%  to 0.70% of  average  daily net  assets described in the predecessor to this Exhibit.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

                                       25

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  adjusted  Advisory Fee applied to the period of time from October 1, 2007,  through December 31, 2007, would be a Base
Advisory Fee equal to an  annualized  rate of 0.90% (the Base Advisory Fee Rate)
times the value of the Fund's  average daily net assets in the calendar  quarter plus a  Performance  Adjustment  equal  to an  annualized  rate  of  0.13%  (the
Performance  Adjustment  Rate) times the value of the Fund's  average  daily net assets in the Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 1.75% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  expense  ratio of the Fund does not exceed the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Ultra-Small Company Fund

General Provisions

The Fund's expenses (including the Advisory Fee) will be accrued daily.

Advisory Fee

As compensation for services rendered, the Fund will pay the Adviser an Advisory
Fee accrued daily and payable monthly at the following annual rate:

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets; and
(3)  0.85% of such assets over $500,000,000.

However,  during the period that the Ultra-Small Company Fund's net assets range from $27,500,000 to $55,000,000 the Advisory Fee will be paid as if the Fund had
$55,000,000 under management (that is, $55 million times 0.009 equals $495,000).
This is limited to a maximum  annualized  expense  ratio of 1.49% of average net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net asset value  shall be computed by adding the Fund's  total daily asset values less  liabilities,  for the month and dividing the resulting total by the number  of days in the  month.  The  Fund's  expenses  and fees,  including  the
Advisory Fee, will be accrued daily based on prior day net assets and taken into account in  determining  daily net asset value.  For any period less than a full month,  the Advisory  Fee shall be prorated  according  to the  proportion  such period bears to a full month.

Fund Expenses & Limitations

                                       26

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 2.00% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Ultra-Small Company Market Fund

General Provisions

The Fund's expenses (including the Advisory Fee) will be accrued daily.

Advisory Fee

As compensation for services rendered, the Fund will pay the Adviser an Advisory
Fee accrued  daily and payable  monthly at the annual rate of 0.50% of the value of the Fund's average daily net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net assets shall be computed by adding the Fund's total daily asset values less liabilities for the month and dividing the resulting total by the number of days in the month.  The Fund's  expenses and fees,  including  the Advisory Fee, will be accrued  daily  based on prior day net assets and taken into  account in determining  daily net asset  value.  For any period  less than a full month the
Advisory Fee shall be prorated  according to the proportion such period bears to a full month.

Fund Expenses and Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 0.75% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Micro-Cap Limited Fund

General Provisions

The Fund's  expenses,  including the Advisory Fee,  will be accrued  daily.  The
Advisory  Fee consists of a base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate):

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets; and
(3)  0.85% of such assets over $500,000,000,

However,  during any quarter that the Micro-Cap  Limited Fund's net assets range from  $27,500,000 to  $55,000,000  the Advisory Fee will be determined as if the
Fund had $55,000,000  under  management (that is, $55 million times 0.009 equals
$495,000). This is limited to a maximum annualized expense ratio of 1.49% of the net assets in the quarter the Advisory Fee is determined.

                                       27

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2005, the relevant five-year period would be from Friday,  December
29, 2000 through Friday, December 30, 2005.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared  to the  performance  of the  CRSP  Cap-based  Portfolio  9 Index  with dividends  reinvested  (hereafter "Index") and will range from an annual rate of
-0.70% to +0.70%.  Whereas the Index is not available  until  approximately  two weeks  after the close of the  quarter,  the Index will be  estimated  using the
Russell  2000  Value  Index as  published  on the last day of the  quarter.  Any adjustments  required between the estimated index and the actual results will be accrued  in the  subsequent  period.  The  Performance  Adjustment  Rate will be calculated at an annualized rate of 2.87% of the cumulative  difference  between the performance of the Fund and that of the Index over the  Performance  Period, except that there will be no performance adjustment if the cumulative difference between the Fund's performance and that of the Index is less than or equal to 2%
(over the Performance Period). The factor of 2.87% assumes that the Adviser will achieve  the  maximum  or  minimum  of the  Performance  Adjustment  Rate with a cumulative  total  return  difference  between the Fund and the Index of plus or minus approximately  24.40% over the Performance Period (0.70% divided by 24.40%
= 2.87%).

For example;  assume that the Fund had a  cumulative  total return of 27.63% for the five-year period through December 31, 2005.  During the same period,  assume the Index with  dividends  reinvested  had a cumulative  total return of 21.21%.
Then the  Performance  Adjustment  Rate would be 2.87% times the  difference  in returns, or 2.87% times (27.63% - 21.21%) = 0.18%.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

Performance  Adjustments  to be paid to the Adviser will be accrued daily during the last quarter of the  Performance  Period and paid shortly after the last day of  the  Performance  Period.  To  determine  the  Performance  Adjustment,  the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

                                       28

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2005,  through  December 31, 2005, would be a Base Advisory
Fee equal to an annualized  rate of 0.90% (the Base Advisory Fee Rate) times the value of the Fund's  average  daily net assets in the  calendar  quarter  plus a
Performance  Adjustment  equal to an annualized  rate of 0.18% (the  Performance
Adjustment  Rate) times the value of the Fund's  average daily net assets in the
Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 1.85% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum  operating  expense  limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Small-Cap Growth Fund

General Provisions

The Fund's  expenses,  including the Advisory Fee,  will be accrued  daily.  The
Advisory  Fee consists of a Base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.60% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December  15,  2008,  the relevant  five-year  period  would be from  Wednesday,
December 31, 2003 through Wednesday, December 31, 2008.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance  of the Russell 2000 Growth Index (the  "Index") as
published  after  the  close of the  market  on the last day of the  Performance
Period and will range from an annual rate of -0.05% to +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative total return  difference  between the Fund and the Index of plus or minus 15% over the  Performance  Period (0.05%
divided by 15.00% = 0.33%).

                                       29

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the daily net assets of the Fund only.

          (b)  From   September  30,  2004  through   September  30,  2008,  the
     Performance  Adjustment Rate will be calculated  based upon a comparison of the  investment  performance  of the Fund and the Index  over the number of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2008,  through  December 31, 2008, would be a Base Advisory
Fee equal to an annualized  rate of 0.60% (the Base Advisory Fee Rate) times the value of the Fund's  average  daily net assets in the  calendar  quarter  plus a
Performance  Adjustment  equal to an annualized  rate of 0.02% (the  Performance
Adjustment  Rate) times the value of the Fund's  average daily net assets in the
Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 0.94% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.  New classes of shares of the Fund may carry a different  operating expense limitation.

Small-Cap Value Fund

                                       30

General Provisions

The Fund's  expenses,  including the Advisory fee,  will be accrued  daily.  The
Advisory  Fee consists of a Base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.60% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December  15,  2008,  the relevant  five-year  period  would be from  Wednesday,
December 31, 2003 through Wednesday, December 31, 2008.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance  of the Russell  2000 Value Index (the  "Index") as
published  after  the  close of the  market  on the last day of the  Performance
Period and will range from an annual rate of -0.05% to +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative total return  difference  between the Fund and the Index of plus or minus 15% over the  Performance  Period (0.05%
divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the average daily net assets of the Fund only.

          (b)  From   September  30,  2004  through   September  30,  2008,  the
     Performance  Adjustment Rate will be calculated  based upon a comparison of the  investment  performance  of the Fund and the Index  over the number of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

                                       31

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2008,  through  December 31, 2008, would be a Base Advisory
Fee equal to an annualized  rate of 0.60% (the Base Advisory Fee Rate) times the
Fund's  average  daily net assets in the  calendar  quarter  plus a  Performance
Adjustment equal to annualized rate of 0.02% (the  Performance  Adjustment Rate)
times the Fund's average daily net assets in the Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 0.94% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.  New classes of shares of the Fund may carry a different  operating expense limitation.

Large-Cap Growth Fund

General Provisions

The Fund's  expenses,  including the Advisory Fee,  will be accrued  daily.  The
Advisory  Fee consists of a Base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.50% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

                                       32

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December  15,  2008,  the relevant  five-year  period  would be from  Wednesday,
December 31, 2003 through Wednesday, December 31, 2008.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance of the Russell 1000 Growth Index as published after the close of the market on the last day of the Performance  Period (the "Index")
and will  range  from an  annual  rate of  -0.05%  to  +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative total return  difference  between the Fund and the Index of plus or minus 15% over the  Performance  Period (0.05%
divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the daily net assets of the Fund only.

          (b)  From   September  30,  2004  through   September  30,  2008,  the
     Performance  Adjustment Rate will be calculated  based upon a comparison of the  investment  performance  of the Fund and the Index  over the number of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

                                       33

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  adjusted  Advisory Fee applied to the period of time from October 1, 2008,  through December 31, 2008, would be a Base
Advisory Fee equal to an  annualized  rate of 0.50% (the Base Advisory Fee Rate)
times the value of the Fund's  average daily net assets in the calendar  quarter plus a  Performance  Adjustment  equal  to an  annualized  rate  of  0.02%  (the
Performance  Adjustment  Rate) times the value of the Fund's  average  daily net assets in the Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 0.84% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.  New classes of shares of the Fund may carry a different  operating expense limitation.

Large-Cap Value Fund

General Provisions

The Fund's  expenses,  including the Advisory fee,  will be accrued  daily.  The
Advisory  Fee consists of a Base  Advisory Fee that is subject to a  Performance
Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.50% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December  15,  2008,  the relevant  five-year  period  would be from  Wednesday,
December 31, 2003 through Wednesday, December 31, 2008.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance  of the Russell  1000 Value Index (the  "Index") as
published  after  the  close of the  market  on the last day of the  Performance
Period and will range from an annual rate of -0.05% to +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative total return  difference  between the Fund and the Index of plus or minus 15% over the  Performance  Period (0.05%
divided by 15.00% = 0.33%).

                                       34

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the daily net assets of the Fund only.

          (b)  From   September  30,  2004  through   September  30,  2008,  the
     Performance  Adjustment Rate will be calculated  based upon a comparison of the  investment  performance  of the Fund and the Index  over the number of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2008,  through  December 31, 2008, would be a Base Advisory
Fee equal to an annualized  rate of 0.50% (the Base Advisory Fee Rate) times the value of the Fund's  average  daily net assets in the  calendar  quarter  plus a
Performance Adjustment Fee equal to an annualized rate of 0.02% (the Performance
Adjustment  Rate) times the value of the Fund's  average daily net assets in the
Performance Period.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 0.84% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.  New classes of shares of the Fund may carry a different  operating expense limitation.

                                       35

Blue Chip 35 Index Fund

General Provisions

The Fund's expenses (including the Advisory fee) will be accrued daily.

Advisory Fee

As compensation for services rendered, the Fund will pay the Adviser an Advisory
Fee accrued  daily and payable  monthly at the annual rate of 0.08% of the value of the Fund's average daily net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net assets shall be computed by adding the Fund's total daily asset values less  liabilities,  for the month and dividing the resulting total by the number of days in the month. The Fund's expenses and fees,  including the Advisory Fee, will be accrued  daily  based on prior day net assets and taken into  account in determining  daily net asset value.  For any period less than a full month,  the
Advisory Fee shall be prorated  according to the proportion such period bears to a full month.

Fund Expenses and Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  annual  operating  expense  limitation of 0.15% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Balanced Fund

General Provisions

The Fund's expenses (including the Advisory Fee) will be accrued daily.

Advisory Fee

As  compensation  for its  services  rendered,  the Fund will pay the Adviser an
Advisory  Fee accrued  daily and payable  monthly at the annual rate of 0.60% of the value of the Fund's average daily net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net asset value  shall be computed by adding the Fund's  total daily asset values less  liabilities,  for the month and dividing the resulting total by the number  of days in the  month.  The  Fund's  expenses  and fees,  including  the
Advisory Fee, will be accrued daily based on prior day net assets and taken into account in  determining  daily net asset value.  For any period less than a full month the Advisory Fee shall be prorated according to the proportion such period bears to a full month.

Fund Expenses & Limitations

Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum  operating  expense  limitation of 0.94% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

                                       36

Dollar Amounts Paid to the Adviser

For the last three  fiscal  years  ending June 30,  2005 the Adviser  waived the following fees from each of the Funds. Prior to March 23, 2004,  management fees for  Aggressive  Investors 1 Fund,  Aggressive  Investors 2 Fund,  and Micro-Cap
Limited Fund were calculated depending on the trailing performance relative to a market  benchmark.  This total rate was then applied to current period assets to arrive at a  management  fee.  Since March 23, 2004 in order to comply with Rule
205-2 of the Investment  Advisers Act of 1940, the  performance  rate portion of the  management fee was applied to the average of net assets over the applicable performance period.

                              Advisory Fee                           Waived
                              Per Agreement        Expense        Advisory Fees
Portfolio by Fiscal Year                        Reimbursement
---------------------------- ---------------- ------------------ ----------------
---------------------------- ---------------- ------------------ ----------------

Aggressive Investors 1 Fund
          6/30/05              $4,767,633            $0                $0
          6/30/04              $5,237,599            $0                $0
          6/30/03              $3,731,211            $0                $0
Aggressive Investors 2 Fund
          6/30/05              $1,300,215            $0                $0
          6/30/04               $828,380             $0                $0
          6/30/03               $107,690             $0                $0
 Ultra-Small Company Fund
          6/30/05               $945,951             $0                $0
          6/30/04               $878,143             $0                $0
          6/30/03               $529,159             $0                $0
Ultra-Small Company Market
           Fund
          6/30/05              $3,442,303            $0                $0
          6/30/04              $3,525,174            $0                $0
          6/30/03               $543,140             $0             $108,174
  Micro-Cap Limited Fund
          6/30/05               $852,130             $0                $0
          6/30/04              $1,038,212            $0              $36,631
          6/30/03               $742,678             $0             $110,507
  Blue Chip 35 Index Fund
          6/30/05                $29,576          $119,415           $29,576
          6/30/04                $18,485           $82,469           $18,485
          6/30/03                $4,651            $26,691           $27,040
       Balanced Fund
          6/30/05               $172,667             $0              $70,402
          6/30/04                $86,975             $0              $84,452
          6/30/03                $35,605             $0              $43,385
   Small-Cap Value Fund*
          6/30/05               $265,140             $0              $57,217
          6/30/04                $77,280             $0              $71,095
  Small-Cap Growth Fund*
          6/30/05               $298,689             $0              $66,898
          6/30/04               $105,521             $0              $54,329
   Large-Cap Value Fund*
          6/30/05               $124,046             $0              $65,893
          6/30/04                $51,661           $16,844           $54,161
  Large-Cap Growth Fund*
          6/30/05               $227,644             $0              $84,923
          6/30/04                $96,920             $0              $53,250

*  Small-Cap  Value  Fund,  Small-Cap  Growth  Fund,  Large-Cap  Value  Fund and
Large-Cap Growth Fund were added on October 31, 2003.

Fees  earned  each month were  adjusted  in  accordance  with  relevant  expense limitations (See pages 23-36).  The resulting net advisory fees were paid at the end of each month.

SERVICE AGREEMENTS

Master Administrative Agreement

                                       37

On July 1, 2004, the Adviser entered into a Master Administrative Agreement with the Fund  pursuant  to which  Bridgeway  Capital  Management,  Inc.  will act as
Administrator for the Fund. Under the terms of the agreement,  Bridgeway Capital
Management, Inc. will provide or arrange for the provision of certain accounting and  other  administrative  services  to the Fund  which it is not  required  to provide under the terms of the  investment  advisory  agreement.  Each Fund pays
Bridgeway Capital  Management,  Inc. a fee of 0.05% of average annual net assets for services  provided  under the Master  Administrative  Agreement.  The Master
Administrative  Agreement  provides  that  it  will  continue  in  effect  until terminated by either the Fund or Bridgeway Capital Management,  Inc. on 60 days'
written notice.

Expenses borne by Bridgeway  Funds,  in addition to the Advisory Fee include but are not limited to:

     (1)  Charges and  expenses of any  custodian  or  depository  appointed  by
          Bridgeway Funds for the safekeeping of its cash,  securities and other property,
     (2)  Brokers'  commissions  and  issue and  transfer  taxes  chargeable  to
          Bridgeway Funds in connection with securities  transactions to which a
          Fund is a party,
     (3)  Directors' fees and expenses of Bridgeway Funds' Directors who are not interested persons of the Adviser,
     (4)  Reimbursement to the Adviser for any compensation  paid by the Adviser to  Adviser  staff  members  who  serve in the role  and  fulfill  the
          function  of  Bridgeway   Funds'   Treasurer   and   Secretary.   Such
          reimbursement  will be in proportion to time spent on these  Bridgeway
          Funds  functions.  Bridgeway  Funds will not reimburse the Adviser for any compensation paid to the Bridgeway Funds President,
     (5)  Charges  and  expenses  of  bookkeeping   personnel,   auditors,   and
          accountants,  computer  services  and  equipment,  and record  keeping services and equipment,
     (6)  Charges and expenses of the  transfer  agency and  registrar  function performed by or on behalf of Bridgeway Funds,
     (7)  Taxes and corporate fees payable by Bridgeway Funds to federal,  state or other government agencies,
     (8)  Fees and expenses involved in registering and maintaining registration of  Bridgeway  Funds  and  of  shares  of  Bridgeway  Funds  with  the
          Securities and Exchange  Commission  (the "SEC") and  qualifying  such shares under state or other securities laws, including the preparation
          and  printing  of  prospectuses   used  for  these  purposes  and  for
          shareholders of Bridgeway Funds,
     (9)  Expenses of Directors'  meetings and of preparing and printing reports to Directors and shareholders,
     (10) Charges and  expenses of legal  counsel  for  Bridgeway  Funds and the
          Independent  Directors of Bridgeway  Funds incurred in connection with
          legal  matters   relating  to  Bridgeway  Funds,   including   without
          limitation,  legal  services  rendered in  connection  with  Bridgeway
          Funds'  corporate  existence,  corporate and  financial  structure and relations with its shareholders,  registrations and  qualifications of securities under federal,  state and other laws,  issues of securities and expenses which Bridgeway Funds has herein assumed,
     (11) Interest expense,
     (12) Insurance expense, and
     (13) Association membership dues.

The Adviser  bears all of its costs and  expenses in  rendering  the  investment advisory  services  required  under the Management  Agreement.  The Adviser also furnishes to Bridgeway  Funds,  at the  Adviser's  expense,  office space in the offices of the Adviser and all  necessary  office  facilities  and equipment for managing the affairs and maintaining the records of Bridgeway  Funds. If desired by Bridgeway Funds, the Adviser arranges for members of its organization, or its affiliates,  to serve  as  agents  of  Bridgeway  Funds  without  salaries  from
Bridgeway Funds.

The Adviser will not be liable to  Bridgeway  Funds for any error of judgment by the Adviser or any loss  sustained  by  Bridgeway  Funds except in the case of a breach of  fiduciary  duty with  respect  to the  receipt  of  compensation  for services  (in which case any award of damages will be limited as provided in the
Investment  Company  Act of 1940) or of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of duty.

                                       38

Other Service Providers

Transfer Agent. Forum Shareholder Services, Two Portland Square, Portland, Maine
04101 acts as transfer agent for the Funds.

Fund Accounting. Bridgeway Funds has entered into an Administration, Bookkeeping and Pricing Services  Agreement,  dated as of February 1, 2004, with ALPS Mutual
Fund Services,  Inc., 1625 Broadway,  Suite 2200, Denver,  Colorado 80202. Under
the  terms  of the  agreement,  ALPS  provides  services  related  to the  daily administration of the Funds,  including the preparation of financial statements, the  maintenance of required books and records,  and the  computation of the net asset  value for each  fund.  Bridgeway  Funds pays to ALPS an annual fee in the amount of $47,500 for each Fund for which ALPS provides such services.

Custodian. U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of all securities and cash of the Funds.  Under the terms of the Custody Agreement,
U.S.  Bank  maintains the portfolio  securities  of the Funds,  administers  the purchases and sales of portfolio securities, collects interest and dividends and other  distributions  made on  securities  held by the Funds and performs  other ministerial duties.  These services do not include any supervisory function over management or provide any protection against any depreciation of assets.

Auditors.  Bridgeway Funds'  independent  registered  public  accounting firm is responsible  for auditing the  financial  statements  of the Fund.  The Board of
Directors has selected Briggs, Bunting & Dougherty,  LLP, Two Penn Center, Suite
820,  Philadelphia,  Pennsylvania  19102, as the independent  registered  public accounting firm to audit the Funds' financial statements.

Legal Counsel  Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,
Philadelphia, Pennsylvania 19103 acts as legal counsel to the Funds and Adviser.

DISTRIBUTION OF FUND SHARES

Shares of the Funds are distributed  primarily through mutual fund marketplaces.
You may also purchase shares directly from the Fund. The Fund has entered into a
Distribution Agreement with Foreside Fund Services,  LLC, dated as of January 2,
2004 (and  amended  and  restated  as of October  1,  2004),  pursuant  to which
Foreside has agreed to use reasonable  efforts to solicit orders to purchase the
Funds'  shares on a  continuous  basis.  Foreside is not  obligated  to sell any specific number of shares,  but has agreed to devote  reasonable time and effort to the sake of the Funds' shares. The Fund does not pay any commissions or other compensation to Foreside under the terms of the Distribution Agreement.

The Funds also have  authorized  one or more  brokers to  receive  purchase  and redemption  orders on their  behalf.  Such brokers are  authorized  to designate other  intermediaries to receive purchase and redemption orders on behalf of the
Funds.  The Funds will be deemed to have received a purchase or redemption order when an authorized  broker or, if applicable,  a broker's  authorized  designee, receives the order. Customer orders will be priced at the Fund's net asset value next computed  after they are received by an  authorized  broker or the broker's authorized designee and accepted by the Funds.

Rule 12b-1 Plan

On October 15, 1996  Bridgeway  Funds'  shareholders  approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each Fund's average daily assets for sales and  distribution  of Bridgeway  Funds shares.  In this plan,  the Adviser agreed to pay directly all  distribution  costs  associated with Class N shares.
This plan has been re-approved each year by the Independent Directors.

On October 1, 2003,  Bridgeway Funds shareholders  approved  modification of the
12b-1 plan to permit selected  Bridgeway Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by  shareholders  who purchase Fund shares through distribution  channels that charge distribution and account servicing fees versus "no or low cost" alternatives.

                                       39

N Shares

The Adviser pays all 12b-1 fees up to 0.25% on all Class N shares.  N shares are intended  as no- or low- cost  distribution  alternatives  and are the  original shares of Bridgeway Funds. Shareholders of Class N shares therefore pay no 12b-1 fees.

Currently,  the Funds do not have a class of  shares  where  shareholders  pay a
12b-1 fee.

12b-1 Fees

The 12b-1 fees pay for the following:

     For  reimbursement  and/or  to  compensate  brokers,   dealers,  and  other
     financial  intermediaries,  such  as  banks  and  other  institutions,  for administrative  and accounting  services  rendered to support this Plan for the accounts of Bridgeway Funds  shareholders who purchase and redeem their shares through such banks or other institutions.

FUND TRANSACTIONS AND BROKERAGE

For the purchase and the sale of securities held in Bridgeway Funds, the Adviser will select broker-dealers ("brokers") that, in its judgment, will provide "best execution."  In  making  such  selection,  the  Adviser  is  authorized  by  the
Management  Agreement  to consider the  reliability,  integrity,  and  financial condition of the broker.

Commissions paid to brokers may be higher than another broker would have charged if a good faith  determination  is made by the Adviser  that the  commission  is reasonable in relation to the services  provided.  The Adviser shall be prepared to show  that  commissions  paid  (1)  were  for  services  contemplated  by the
Management Agreement;  (2) were for services that provide lawful and appropriate assistance  to its  decision-making  process;  and (3) were within a  reasonable range as  compared  to the  rates  charged  by  brokers  to other  institutional investors, as such rates become known from available information.

In its three most recent fiscal years ending June 30, 2005, Bridgeway Funds paid brokerage commissions as follows:

                                              Brokerage Commissions Paid
          Fund(1)                     6/30/2005      6/30/2004      6/30/2003
 --------------------------------- --------------- -------------- --------------
 --------------------------------- --------------- -------------- --------------
 Aggressive Investors 1 Fund          $429,531        $548,455      $473,027
 Aggressive Investors 2 Fund          $133,551        $143,631       $32,552
 Ultra-Small Company Fund             $147,052        $152,746       $88,726
 Ultra-Small Company Market Fund      $252,257        $377,619      $198,890
 Micro-Cap Limited Fund                $61,505        $89,082       $106,783
 Blue Chip 35 Index Fund               $2,711          $5,382        $1,659
 Balanced Fund                         $35,819        $27,220        $18,648
 Large-Cap Value Fund                  $3,020          $6,042           -
 Large-Cap Growth Fund                 $5,355         $11,400           -
 Small-Cap Value Fund                  $32,730        $16,471           -
 Small-Cap Growth Fund                 $18,045        $14,980           -
 Total                               $1,121,576      $1,393,028     $920,285

(1) Small-Cap  Growth Fund,  Small-Cap  Value Fund,  Large-Cap  Growth Fund, and
Large-Cap Value Fund commenced operations on October 31, 2003.

The  Adviser's  present  policy  is to (1)  conduct  essentially  all of its own financial  research  and (2) not to pay  soft  dollar  commissions  or  directed brokerage of any kind.

SECURITY SELECTION PROCESS

                                       40

The equity  securities in which Bridgeway Funds invests consist of common stock, although it reserves the right to purchase securities having  characteristics of
common  stocks,   such  as  convertible   preferred  stocks,   convertible  debt
securities,  or  warrants,  if such  securities  are  deemed  to be  undervalued significantly  and their  purchase is  appropriate in furtherance of each Fund's objective as determined by the Adviser.

The rating of any convertible preferred stocks,  convertible debt, or other debt securities  held by  Bridgeway  Funds  will be in the  highest  three  levels of
"investment-grade,"  that is,  rated A or  better by  either  Moody's  Investors
Service,  Inc. "Moody's" or Standard & Poor's Rating Services, a division of the
McGraw-Hill Companies,  Inc. ("S&P"), or, if unrated, judged to be of equivalent quality as  determined  by the Adviser.  Bridgeway  Funds may also invest in the following debt  securities:  (1) those which are direct  obligations of the U.S.
Treasury (e.g.,  Treasury bonds or bills), (2) those supported by the full faith and  credit of the  United  States  (e.g.,  "GNMA"  certificates)  and (3) those supported  by the right of the issuer to borrow  from the U.S.  Treasury  (e.g.,
"FNMA" securities).

The Balanced Fund may invest a portion of its  fixed-income  securities in bonds below investment grade.  Non-investment  grade debt obligations  ("lower-quality securities")  include (1) bonds rated as low as C by Moody's, S&P and comparable
ratings  of  other  nationally   recognized   statistical  rating  organizations
("NRSROs"); (2) commercial paper rated as low as C by S&P, not Prime by Moody's, and  comparable  ratings of other NRSROs;  and (3) unrated debt  obligations  of comparable quality.  Lower quality  securities,  while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly  speculative and present a significant  risk for loss of principal and interest.

It is expected that short-term money market securities would normally  represent less than 10% of Bridgeway  Funds' total  assets.  However,  in the event future economic or financial  conditions adversely affect equity securities of the type described  above,  Bridgeway  Funds may take a temporary,  defensive  investment position  and invest all or part of its assets in such  short-term  money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

DISCLAIMER--CENTER FOR RESEARCH IN SECURITY PRICES

Ultra-Small Company Market Fund is not sponsored, sold, promoted, or endorsed by
University of Chicago's  Center for Research in Security  Prices  ("CRSP"),  the
organization  that created and maintains the CRSP Cap-Based  Portfolio 10 Index.
CRSP  makes no  representation  or  warranty,  express  or  implied,  about  the advisability  of  investing  in  securities  generally,  or in  Bridgeway  Funds specifically.  CRSP has no  obligation  or  liability  with respect to Bridgeway
Funds or its shareholders.

ALLOCATION OF TRADES TO CLIENTS

Bridgeway  Capital  Management,  Inc.,  Inc. ("the  Adviser")  seeks to minimize trading cost (commission and execution cost) without  unfairly  favoring any one client.  To provide for an  allocation  of trades which is  efficient,  fair and equitable, the Adviser will generally allocate trades as follows:

1.   When the Adviser can obtain the same price for all clients,  the allocation is fair. The Adviser will not document such trades separately.

2.   When  different  brokers  execute trades for the same security at different prices,  and/or across  multiple  trading days, the Adviser will select the sequence for filling  client trade orders on a rotating  basis.  The client sequence  will be reset and  documented  twice  each  year.  As orders  are received,  the trader will  determine if prime brokers  should get priority over custodial and mutual fund accounts by identifying  the type of account that appears first on the list (i.e., if a mutual fund or custodial account appears  first on the list  these  accounts  will get  priority  over prime broker  accounts  and vice  versa.)  Once a  determination  has  been  made regarding  whether prime brokers or custodial and mutual funds accounts get priority, the trader will determine the sequence of filling mutual fund and custodial orders and the sequence of filling prime broker account orders by referencing  the order the accounts  appear on the rotation  list.  This is referred to as "invoking  chart order".  The trader will invoke chart order prior to  executing  a trade if, in his  opinion,  it is likely that orders will be filled at varying prices.  However, if the trader does not elect to invoke  chart  order  prior to filling a trade,  he may invoke  chart order retroactively if necessary.  The client at the top of the list will then be rotated  down to the bottom of the list.  The process  will start over with the next trade (i.e.,  the client at the top of the  rotation  list will be used to  determine  which  types of  accounts  have  priority  for the next trade).  The Adviser will document the details of orders  filled  including the trade date,  security and client at the top of the rotation list.  Sell orders from  Bridgeway  Capital  Management,  Inc. or Bridgeway  Charitable
     Foundation  resulting from securities  acquired through redemptions in kind will always be moved to the bottom of the rotation; thus, they will receive lowest priority.

                                       41

3.   If there is an outstanding order from a previous day, (for example,  due to trades  generated by cash flows in an  individual  account) that order will remain first in sequence;  new orders will follow the rules above. In other words, new orders will not "bump" outstanding  orders. An exception to this is that sell orders from Bridgeway Capital  Management,  Inc. and Bridgeway
     Charitable  Foundation  will be moved to the very bottom of the rotation of any actively managed account; thus, they will be "bumped."

4.   However,  if the client has the opportunity to generate tax benefits as the result of a trade, this client or clients will receive priority  overriding the procedure above.  For example,  if the trade is a sell and a client has the opportunity to take a tax loss on a tax lot that will become  long-term
     soon,  this  client  or  clients  will  receive  priority   overriding  the
     procedures above. For purposes of this example, "soon" will mean the length of time the Adviser believes is needed to complete the trade.

5.   Similarly,  if the trade is a buy and the buy would  put an  account  in an inappropriately  temporarily  leveraged position due to an outstanding sell order  (e.g.  when  a  "round  robin"  on a  sell  order  is  being  worked gradually), then such an account may get sell order priority overriding the procedures  above.  Additionally,  the buy order may be offered to the next client in the rotation.

6.   Outstanding  orders  may be  "bumped"  to allow  another  client to receive priority if the Adviser  determines  that (i) all orders will not likely be completed in the same day at the same price,  (ii) the other client account is overweighted  or  underweighted  in cash (due, for example,  to sales or redemptions of additional Fund shares, the opening or closing of an account or the  contribution  or withdrawal  of money to an existing  account) that should be  invested or sold  promptly,  and (iii) the client to be "bumped"
     will not be unfairly disadvantaged as a result.

7.   The Adviser will deviate from the procedures  outlined above in cases where unique  circumstances exist that the Adviser believes would cause adherence
     to  these   procedures  to  be   inefficient,   unfair,   or   inequitable.
     Additionally,  when  situations  arise that are not referenced  above,  the
     Adviser  will  attempt to  allocate  in an  efficient,  fair and  equitable manner. Such exceptions will be reported to the Board with consideration of amending the policy.

NET ASSET VALUE

The net asset value  ("NAV") of  Bridgeway  Funds shares will  fluctuate  and is determined  as of the close of trading on the New York Stock  Exchange  ("NYSE", currently  4:00 p.m.  Eastern  time) each business day that the Exchange is open for business.  If the NYSE begins an after-hours  trading session,  the Board of
Directors will set closing price procedures. The Exchange annually announces the days on  which it will not be open for  trading.  The most  recent  announcement indicates that it will not be open on the following days: New Year's Day, Martin
Luther King Day, Presidents' Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day,  Thanksgiving Day, and Christmas Day. However, the Exchange may close on days not included in that announcement.

The net asset value per share of each Bridgeway Fund is computed by dividing the value  of the  securities  held  by the  Fund  plus  any  cash or  other  assets
(including  interest  and  dividends  accrued  but not yet  received)  minus all liabilities  (including  accrued  expenses)  by the total  number of that Fund's shares outstanding at such time.

                                       42

Bridgeway Funds securities (other than options) that are principally traded on a national securities  exchange or the National  Association of Securities Dealers
Automated  Quotation  System  ("NASDAQ")  are  valued at their  last sale on the primary  exchange on which they are traded prior to the close of the NYSE or, in the absence of recorded sales, at their current bid price (long position) or ask price (short  positions.)  Options are valued at the average of the best bid and best offer quotations.  Non-convertible bonds,  debentures,  and other long-term debt  securities  are valued at prices  obtained for the day of valuation from a bond pricing service of a major dealer in bonds.  Short-term  investments (i.e.,
T-Bills)  are valued  each day based on the  straight-line  amortization  of the difference  between  settlement day price and par value until  maturity.  In the event that a non-NYSE exchange extends the hours of its regular trading session, securities  primarily  traded on that exchange will be priced as of the close of the extended session.  If a security price from two pricing sources is different
(within a degree of  materiality),  the Adviser will obtain a price from a third independent  source. When the price from two pricing sources is the same (within a degree of  materiality),  this will be prima facie  evidence that the price is correct  as of the  close of the  NYSE,  even if a third  or  fourth  source  is different or if better information becomes available later. Bridgeway Funds will not re-price Funds based on a later security closing price that may be reported, for example, in the next day's newspaper or by notification by the Exchange.

In  determining  NAV,  each Fund's  assets are valued  primarily on the basis of market  quotations  as described  above.  However,  the Board of  Directors  has adopted  procedures for making "fair value"  determinations if market quotations are not readily available.  Specifically, if a market value is not available for a security,  the  security  will be valued at fair value as  determined  in good faith or under the  direction  of the Board of  Directors.  Fair  value  pricing generally is used most often for pricing a fund's  foreign  securities  holdings that are traded on foreign securities  exchanges.  However,  the Bridgeway Funds
only  invest  in  foreign   securities  that  are  traded  on  U.S.   exchanges.
Nonetheless,   if  there  is  a  trading  halt  on  a  security  or  some  other circumstance,  the  Adviser's  staff will use its best  efforts to research  the reasons for there being no closing  price.  The Adviser  will  contact the Board with pricing  proposals as soon as possible if the value of the security is more than 1.5% of a Fund's  net asset  value  based on the most  recent  full day the security traded. Below this amount, a "fair value" price will be determined by a committee comprised of the Adviser's investment  management team and a member of the  trading  team.  In the  absence  of  further  news,  other  information  or resumption of trading,  this price will be used until the next Board meeting. If there are multiple  trading  halts in one Fund,  the Board will be contacted for fair  value  pricing  if the total of all  trading  halts is more than 2% of net assets based on the most recent full day each individual security traded. If the value of the security  based on the most recent full day the security  traded is less  than or equal to 1.5% of the  total  net  asset  value of the Fund and the market value of the holding  based on the previous  days'  closing price is less than  $0.01  times the  previous  days Fund  shares  outstanding,  any member or back-up member of the committee may price the security.  The valuation  assigned to a fair valued  security for purposes of  calculating  a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

REDEMPTION IN KIND

Bridgeway  Funds has elected to be  governed by Rule 18f-1 under the  Investment
Company Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of  $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one  shareholder.  Should  redemption  requests by any shareholders  exceed  such  amounts,  Bridgeway  Funds  shall have the option of redeeming the excess in cash or in kind. Redemption requests may be paid in kind if payment of such requests in cash would be detrimental to the interests of the remaining  shareholders  of a Fund.  In  addition,  shareholders  may request to redeem  securities in kind for  redemption  requests above $250,000 or 1% of net assets  of a Fund  during  any 90 day  period.  The  redemption  in kind will be effected at approximately  the shareholder's  proportionate  share of the Fund's current net assets,  so the  redemption  will not result in the  dilution of the interests of the remaining shareholders. The Fund Treasurer or her designee will determine  whether the  requested  redemption in kind is in the best interest of the Fund. If the Funds' Treasurer or designee  believes that  implementation  of this  procedure  would not be in the best interest of the Fund, the request will be denied and the redemption will be made in cash. Any shareholder request for a redemption  in kind,  including  a denial of a request,  will be reported to the
Funds' Board,  usually at the same meeting in which quarterly  transactions  are reviewed.  Share  redemptions  which  are  requested  and made "in  kind" in the
Ultra-Small  Company Market Fund will have the 2% redemptions  reimbursement fee waived; typically, these would be for larger redemptions of at least $100,000.

                                       43

TAXATION

Qualification as a Regulated Investment Company.

Each Fund has elected to be taxed under  Subchapter  M of the  Internal  Revenue
Code of 1986, as amended ("Code") as a regulated  investment company and intends to  maintain  its  qualification  as such in each  of its  taxable  years.  As a regulated investment company,  each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest,  dividends and other  taxable  ordinary  income,  net of expenses)  and capital gain net income
(i.e.,  the excess of capital gains over capital  losses) that it distributes to shareholders,  provided that it  distributes an amount equal to (i) at least 90%
of its investment  company  taxable income (i.e.,  net  investment  income,  net foreign currency ordinary gain or loss and the excess of net short-term  capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt  interest  income  under  Code  Section  103(a)  over its  deductions disallowed  under Code  Sections  265 and  171(a)(2)  for the taxable  year (the
"Distribution  Requirement"),  and satisfies  certain other  requirements of the
Code that are described  below.  Distributions by a Fund made during the taxable year or, under specified circumstances,  within twelve months after the close of the taxable  year,  will be considered  distributions  of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

Treasury  regulations permit a regulated  investment company, in determining its investment  company taxable income and net capital gain (i.e., the excess of net long-term  capital gain over net short-term  capital loss) for any taxable year, to elect  (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund may use  "equalization  accounting" in determining  the portion of its net investment income and capital gain net income that has been  distributed.  A
Fund that elects to use  equalization  accounting will allocate a portion of its realized  investment  income and capital gain to  redemptions of Fund shares and will  reduce the amount of such  income  and gain that it  distributes  in cash.
While  the  Fund  presently  intends  to  make  cash  distributions   (including
distributions  reinvested  in Fund shares) for each taxable year in an aggregate amount at least  sufficient to satisfy the  Distribution  Requirement,  the Fund reserves  the  right to use  equalization  accounting  (in lieu of  making  cash dividends) to both eliminate federal income and excise tax as well as to satisfy the Distribution Requirement. The Internal Revenue Service has not published any guidance  concerning the methods to be used in allocating  investment income and capital gain to  redemptions of shares.  In the event that the Internal  Revenue
Service determines that a Fund is using an improper method of allocation and has underdistributed  its net investment  income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

In addition to satisfying the Distribution  Requirement,  a regulated investment company must derive at least 90% of its gross income from  dividends,  interest, certain payments with respect to securities loans,  gains from the sale or other disposition  of stock,  securities  or foreign  currencies  (to the extent  such currency  gain  is  directly  related  to  the  regulated  investment  company's
principal   business  of  investing  in  stock  or  securities),   other  income
(including,  but  not  limited  to,  gains  from  options,  futures  or  forward contracts)  derived from its business of investing in such stock,  securities or currencies and net income derived from certain publicly traded partnerships (the
"Income Requirement").  Under certain  circumstances,  a fund may be required to sell portfolio holdings to meet this requirement.

In addition to  satisfying  the  requirements  described  above,  each Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company (the "Asset  Diversification  Test"). Under this test, at the close of each quarter of each Fund's  taxable year, at least 50% of the value of the  Fund's  assets  must  consist  of cash  and  cash  items,  U.S.  Government securities,  securities of other regulated investment companies,  and securities of other  issuers,  as to which  the Fund has not  invested  more than 5% of the value of the Fund's  total assets in  securities  of such issuer and as to which the Fund does not hold more than 10% of the  outstanding  voting  securities  of such  issuer,  and no more  than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  Government securities and securities of other regulated  investment  companies),  of two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar  trades or  businesses,  or of  securities  of certain  publicly  traded partnerships.

                                       44

For  purposes  of the Asset  Diversification  Test,  the IRS has ruled  that the issuer of a  purchased  listed  call  option on stock is the issuer of the stock underlying the option.  The IRS has also informally ruled that, in general,  the issuers of purchased or written call and put options on securities,  of long and short positions on futures contracts on securities and of options on such future
contracts  are  the  issuers  of  the  securities   underlying   such  financial
instruments where the instruments are traded on an exchange.

Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset  Diversification  Test will be  applied  solely to such securities and not to the value of the option itself. With respect to options on securities indexes,  futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures  contracts are the separate  entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index.  It is unclear  under  present law who should be treated as the issuer of forward foreign currency exchange  contracts,  of options on foreign currencies, or of foreign currency  futures and related options.  It has been suggested that the  issuer  in  each  case  may be the  foreign  central  bank  or the  foreign government backing the particular currency.  Due to this uncertainty and because the Funds may not rely on  informal  rulings  of the IRS,  the Funds may find it necessary  to seek a ruling  from  the IRS as to the  application  of the  Asset
Diversification Test to certain of the foregoing types of financial  instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

Under an IRS revenue procedure,  a Fund may treat its position as lender under a repurchase  agreement  as a U.S.  Government  security for purposes of the Asset
Diversification  where the repurchase agreement is fully  collateralized  (under applicable  SEC standards)  with  securities  that  constitute  U.S.  Government securities.

If for any  taxable  year a Fund  does not  qualify  as a  regulated  investment company,  all of its taxable  income  (including  its net capital  gain) will be
subject  to  tax  at  regular   corporate   rates   without  any  deduction  for
distributions  to  shareholders,  and  such  distributions  will be  taxable  as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits.  Such  distributions  generally  will be eligible for the dividends received  deduction  (to the extent  discussed  below) in the case of  corporate
shareholders  and  will  be  included  in  the  qualified   dividend  income  of
non-corporate shareholders. See "Fund Distributions" below.

Determination of Taxable Income of a Regulated Investment Company.

In general,  gain or loss  recognized by a Fund on the  disposition  of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally,  at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market  discount  which accrued  during the period of time the Fund held the debt  obligation  unless the Fund made an  election  to accrue market  discount into income.  If a Fund  purchases a debt  obligation  that was originally  issued at a discount,  the Fund is generally  required to include in gross income each year the portion of the original  issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the  disposition  of a debt  obligation  denominated  in a foreign currency or an option with respect thereto (but only to the extent  attributable to changes in foreign currency  exchange rates),  and gain or loss recognized on the disposition of a foreign  currency  forward  contract or of foreign currency itself,  will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

Certain  hedging  transactions  that may be  engaged  in by certain of the Funds
(such as short sales  "against the box") may be subject to special tax treatment as  "constructive  sales" under Section 1259 of the Code if a Fund holds certain
"appreciated  financial positions" (defined generally as any interest (including a futures or forward  contract,  short  sale or option)  with  respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned,  or otherwise terminated at its fair market value.
Upon  entering  into  a  constructive  sales  transaction  with  respect  to  an appreciated  financial  position,  a Fund  will  generally  be  deemed  to  have constructively sold such appreciated  financial position and will recognize gain as if such position  were sold,  assigned,  or otherwise  terminated at its fair market value on the date of such  constructive  sale (and will take into account any gain for the taxable year which includes such date).

                                       45

Some of the forward foreign  currency  exchange  contracts,  options and futures contracts  that  certain  of the Funds may enter into will be subject to special tax treatment as "Section 1256  contracts."  Section 1256  contracts that a Fund holds are  treated as if they are sold for their fair  market  value on the last business day of the taxable year, regardless of whether a taxpayer's obligations
(or  rights)  under such  contracts  have  terminated  (by  delivery,  exercise, entering into a closing  transaction  or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end  deemed  disposition of Section
1256  contracts  is  combined  with any other  gain or loss that was  previously recognized  upon the  termination of Section 1256 contracts  during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss  arising  as a  consequence  of the  year-end  deemed  sale of such contracts)  is  deemed  to be 60%  long-term  and 40%  short-term  gain or loss.
However, in the case of Section 1256 contracts that are forward foreign currency exchange  contracts,  the net  gain or loss  is  separately  determined  and (as discussed above) generally  treated as ordinary income or loss. If such a future or option is held as an  offsetting  position  and can be  considered a straddle under  Section  1092  of the  Code,  such a  straddle  will  constitute  a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

Other  hedging  transactions  in which  the  Funds  may  engage  may  result  in
"straddles" or "conversion  transactions"  for U.S. federal income tax purposes.
The straddle and conversion  transaction rules may affect the character of gains
(or in the  case of the  straddle  rules,  losses)  realized  by the  Funds.  In addition,  losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle  rules,  rather than being taken into account in  calculating  the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated,  the tax consequences to the
Funds of hedging  transactions are not entirely clear. The hedging  transactions may increase the amount of  short-term  capital gain realized by the Funds (and, if they are  conversion  transactions,  the amount of ordinary  income) which is taxed as ordinary income when distributed to shareholders.

Because  application  of any of  the  foregoing  rules  governing  Section  1256 contracts,  constructive sales, straddle and conversion  transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses  from the  affected  investment  or straddle  positions,  the taxable  income  of a  Fund  may  exceed  or  be  less  than  its  book  income.
Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders  as ordinary  income,  qualified  dividend  income,  or long-term capital gain may also differ from the book income of a Fund and may be increased  or  decreased  as  compared  to a fund  that did not  engage  in such transactions.

Excise Tax on Regulated Investment Companies.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to  distribute  in each  calendar  year an amount equal to 98% of ordinary taxable  income for the calendar year and 98% of capital gain net income (excess of capital gains over capital  losses) for the one-year  period ended on October
31 of such calendar year (or, at the election of a regulated  investment company having a taxable year ending November 30 or December 31, for its taxable year (a
"taxable year election")). The balance of such income must be distributed during the next calendar  year.  For the  foregoing  purposes,  a regulated  investment company is treated  as having  distributed  any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated  investment company shall (1) reduce its capital  gain net income (but not below its net capital  gain) by the amount of any net  ordinary  loss for the  calendar  year and (2)  exclude  Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable  year  election)  in  determining  the amount of ordinary taxable income for the current  calendar year (and,  instead, include such gains and losses in  determining  ordinary  taxable  income for the succeeding calendar year).

                                       46

Each  Fund  generally  intends  to  make  sufficient   distributions  or  deemed
distributions  of its ordinary  taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal  Revenue Service  determines that a Fund is using an improper  method of allocation  for purposes of  equalization  accounting (as discussed above);  such Fund may be liable for excise tax.  Moreover,  investors should note that a Fund may in certain  circumstances  be required to  liquidate portfolio  investments  to make  sufficient  distributions  to avoid  excise tax liability. In addition,  under certain circumstances,  a Fund may elect to pay a minimal amount of excise tax.

PFIC Investments.

The Funds are  permitted  to invest in foreign  equity  securities  and thus may invest in stocks of  foreign  companies  that are  classified  under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is
classified   as  a  PFIC  if  at  least   one-half  of  its  assets   constitute
investment-type  assets  or 75% or more of its gross  income is  investment-type income.

The application of the PFIC rules may affect,  among other things, the character of gain,  the  amount  of gain or loss and the  timing  of the  recognition  and character  of income with  respect to PFIC  stock,  as well as subject the Funds themselves  to tax on certain  income  from PFIC  stock.  For these  reasons the amount  that must be  distributed  to  shareholders,  and which will be taxed to shareholders as ordinary  income or long-term  capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

Fund Distributions.

Each Fund anticipates  distributing  substantially all of its investment company taxable  income for each taxable  year.  Such  distributions  will be taxable to shareholders  as ordinary income and treated as dividends for federal income tax purposes.  It is  anticipated  that a portion of such dividends will qualify for the 70% dividends  received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers as discussed below.

Capital  Gain  Distributions.   A  Fund  may  either  retain  or  distribute  to
shareholders  its  net  capital  gain  (net  long-term  capital  gain  over  net short-term  capital loss) for each taxable year. Each Fund currently  intends to distribute any such amounts.  If net capital gain is distributed  and designated as a capital  gain  dividend,  it will be taxable to  shareholders  as long-term capital  gain  (currently  taxable  at a maximum  rate of 15% for  non-corporate shareholders)  regardless  of the  length of time the  shareholder  has held his shares or  whether  such gain was  recognized  by the Fund  prior to the date on which the  shareholder  acquired  his  shares.  Conversely,  if a Fund elects to retain  its net  capital  gain,  the Fund will be taxed  thereon  (except to the extent of any  available  capital loss carry  forwards) at the 35% corporate tax rate.  If a Fund elects to retain its net capital  gain, it is expected that the
Fund  also  will  elect  to have  shareholders  treated  as if each  received  a distribution  of its pro rata  share of such  gain,  with the  result  that each shareholder  will be  required  to report its pro rata share of such gain on its tax return as long-term  capital gain,  will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for its shares by an amount equal to the deemed  distribution less the tax credit.

Qualified  Dividend Income for Individuals.  Ordinary income dividends paid by a
Fund  to  individuals  and  other  noncorporate  taxpayers  will be  treated  as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying  dividends received by the Fund from domestic corporations  and from foreign  corporations  that are either  incorporated in a possession  of the United  States,  or are eligible for benefits  under  certain income  tax  treaties  with the  United  States  that  include  an  exchange  of information  program. In addition,  qualifying  dividends include dividends paid with respect to stock of a foreign  corporation  that is readily  tradable on an established  securities market in the United States. Also, dividends received by a Fund from  PFICs are not  qualifying  dividends.  If the  qualifying  dividend income  received  by a Fund is equal  to 95% (or a  greater  percentage)  of the
Fund's gross income  (exclusive of net capital gain) in any taxable year, all of the  ordinary  income  dividends  paid by the Fund will be  qualifying  dividend income.

                                       47

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this  treatment.  Specifically,  a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

Corporate Dividends Received Deduction. Ordinary income dividends paid by a Fund with  respect to a taxable  year will  qualify  for the 70%  dividends  received deduction generally available to corporations (other than corporations,  such as
"S"  corporations,  which are not  eligible for the  deduction  because of their special characteristics and other than for purposes of special taxes such as the accumulated  earnings tax and the personal holding company tax) to the extent of
the  amount  of  qualifying   dividends  received  by  the  Fund  from  domestic
corporations for the taxable year. Also, the alternative  minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Both a Fund and the  corporate  shareholder  must meet  certain  holding  period requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 46 days during the 91-day  period  beginning 45 days before the stock becomes  ex-dividend.  Similarly,  corporate  shareholders must hold their  Fund  shares  for at least 46 days  during  the  91-day  period beginning 45 days before the Fund distribution goes ex-dividend.

Alternative Minimum Tax.  Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it  exceeds,  the  regular  tax and is  computed at a maximum rate of 28% for non-corporate  taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption  amount.  However,  the AMT on capital gain dividends and qualified dividend income paid by a Fund to a  non-corporate  shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However,  corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account  (without a dividends  received  deduction) in determining their  adjusted  current  earnings,  which are used in computing  an  additional corporate  preference  item (i.e.,  75% of the excess of a corporate  taxpayer's adjusted current earnings over its AMTI (determined  without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

Other Distribution Rules. Distributions by a Fund that are not from earnings and profits  will be  treated  as a  return  of  capital  to the  extent  of (and in reduction  of) the  shareholder's  tax basis in his  shares;  any excess will be treated as gain from the sale of his shares.

Distributions by a Fund will be treated in the manner described above regardless of whether  such  distributions  are paid in cash or  reinvested  in  additional shares of the Fund (or of another Fund).  Shareholders  receiving a distribution in the form of additional  shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares  received,  determined as of the reinvestment date.

Ordinarily,  shareholders  are  required  to take  distributions  by a Fund into account  in the year in which the  distributions  are made.  However,  dividends
declared  in  October,   November  or  December  of  any  year  and  payable  to
shareholders  of record on a  specified  date in such a month  will be deemed to have been received by the shareholders  (and made by the Fund) on December 31 of such  calendar  year if such  dividends  are  actually  paid in  January  of the following year.  Shareholders  will be advised  annually as to the U.S.  federal income tax consequences of  distributions  made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

If the net asset  value of shares is  reduced  below a  shareholder's  cost as a result of a distribution by a Fund, such distribution  generally will be taxable even though it  represents  a return of invested  capital.  Investors  should be careful to consider the tax  implications  of buying shares of a Fund just prior to a  distribution.  The price of shares  purchased at this time may reflect the amounts  of the  forthcoming  distribution.  Those  purchasing  just  prior to a distribution  will receive a  distribution  which  generally  will be taxable to them.

                                       48

U.S.  Government  Interest.   The  income  earned  on  certain  U.S.  government
securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from  interest  earned on these  securities,  subject  in some  states to minimum  investment or reporting  requirements  that must be met by a fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial  paper and federal  agency-backed  obligations  (e.g.,  Ginnie Mae or
Fannie Mae securities),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Sale or Redemption of Shares.  A shareholder  will recognize gain or loss on the sale or  redemption  of shares of a Fund in an  amount  equal to the  difference between the proceeds of the sale or redemption  and the  shareholder's  adjusted tax basis in the  shares.  All or a  portion  of any loss so  recognized  may be deferred under the wash sale rules if the shareholder  purchases other shares of the Fund within 30 days before or after the sale or redemption.  In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be  considered  capital gain or loss and will be long-term capital  gain or loss  if the  shares  were  held  for  longer  than  one  year.
Currently, any long-term capital gain recognized by a non-corporate  shareholder will be subject  to tax at a maximum  rate of 15%.  However,  any  capital  loss arising from the sale or  redemption  of shares held for six months or less will be treated as a  long-term  capital  loss to the extent of the amount of capital gain  dividends  received  on  such  shares.  Capital  losses  in any  year  are deductible  only  to  the  extent  of  capital  gains  plus,  in the  case  of a non-corporate taxpayer, $3,000 of ordinary income.

Backup Withholding.

The Funds may be  required  to  withhold  28% of  taxable  distributions  and/or redemption  payments.  By law, a Fund must  withhold  a portion of your  taxable distributions and sales proceeds unless you:

o    provide your correct social security or taxpayer identification number,
o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS  instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

Foreign Shareholders.

Taxation of a shareholder who, as to the United States,  is a nonresident  alien individual, foreign trust or estate, foreign corporation, or foreign partnership
("foreign  shareholder"),   depends  on  whether  the  income  from  a  Fund  is
"effectively  connected"  with a U.S.  trade  or  business  carried  on by  such shareholder.  If the income from a Fund is not effectively connected with a U.S.
trade or business carried on by a foreign shareholder, distributions (other than distributions  of long-term and short-term  capital gain and of certain types of interest income) will be subject to U.S.  withholding tax at the rate of 30% (or lower  treaty rate) upon the gross  amount of the  distribution.  Such a foreign shareholder  would  generally  be exempt  from U.S.  federal  income tax on gain realized on the  redemption  of shares of a Fund,  capital  gain  dividends  and amounts  retained by a Fund that are  designated  as  undistributed  net capital gain.

As a  consequence  of the  enactment of the American  Jobs Creation Act of 2004, such a foreign shareholder will generally be exempt from U.S. federal income tax on distributions  that a Fund designates as "short-term  capital gain dividends"
or as  "interest-related  dividends"  for Fund  taxable  years  beginning  after
December 31, 2004 and before January 1, 2008.  The aggregate  amount that may be designated as  short-term  capital gain  dividends for a Fund's  taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over  its net  long-term  capital  loss.  The  aggregate  amount  designated  as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified  interest  income" of the Fund over allocable expenses.  Qualified  interest  income is generally equal to the sum of a Fund's
U.S.-source  income that constitutes (1) bank deposit  interest;  (2) short-term original issue discount that is exempt from  withholding  tax; (3) interest on a debt  obligation  which is in  registered  form,  unless  it is earned on a debt obligation  issued by a  corporation  or  partnership  in which the Fund holds a
10-percent  ownership  interest or its payment is contingent on certain  events;
and (4)  interest-related  dividends received from another regulated  investment company.

                                       49

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign  shareholder,  then ordinary income  dividends,  capital gain dividends short-term capital gain dividends, interest related dividends and any gains  realized  upon the sale or  redemption  of shares of the Fund will be subject to U.S. federal income tax at the rates  applicable to U.S.  citizens or domestic corporations.

Non-U.S. investors are subject to special U.S. tax certification requirements to avoid  backup  withholding  at a rate  of 28% of  taxable  distributions  and/or redemption payments, and if applicable,  to obtain the benefit of any income tax treaty  between the  non-U.S.  investor's  country of  residence  and the United
States.  To claim these tax  benefits,  the  non-U.S.  investor  must  provide a properly  completed Form W-8BEN (or other Form W-8, where  applicable,  or their substitute  forms) to establish  his or her status as an non-U.S.  investor,  to claim  beneficial  ownership  over the assets in the account,  and to claim,  if applicable,  a  reduced  rate of or  exemption  from  withholding  tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years  beginning on the date that it is signed and ending on the last day of the third  succeeding  calendar year.
However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the  information  given on the form  incorrect,  and must then provide a new W-8BEN to avoid the prospective application of backup withholding.
Forms   W-8BEN  with  U.S.   taxpayer   identification   numbers   remain  valid
indefinitely,  or until the investor has a change of circumstances  that renders the form incorrect and necessitates a new form and tax certification.

Foreign  persons who file a United States tax return to obtain a U.S. tax refund and who are not  eligible to obtain a social  security  number must apply to the
IRS for an individual taxpayer identification number, using IRS Form W-7.

Transfers  by  gift  of  shares  of a Fund  by a  foreign  shareholder  who is a nonresident  alien  individual will not be subject to U.S.  federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S.  federal  estate tax with respect to shares at the  graduated rates  applicable  to U.S.  citizens and  residents,  unless a treaty  exception applies.  In the absence of a treaty,  there is a $13,000  statutory  estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1,
2008 will be able to exempt from federal  estate tax the proportion of the value of a Fund's shares  attributable to "qualifying  assets" held by the Fund at the end of the quarter  immediately  preceding the  decedent's  death (or such other time as the Internal Revenue Service may designate in  regulations).  Qualifying assets  include bank  deposits and other debt  obligations  that pay interest or accrue  original  issue  discount  that is exempt  from  withholding  tax,  debt obligations of a domestic corporation that are treated as giving rise to foreign source income,  and other  investments  that are not treated for tax purposes as being within the United States.

The tax consequences to a foreign shareholder  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax  consequences  to them of an investment in a Fund,  including the applicability of foreign tax.

Foreign Income Tax.

Investment  income received by a Fund from sources within foreign  countries may be subject to foreign  income tax withheld at the source.  The United States has entered into tax treaties with many foreign  countries which entitle the Fund to a reduced rate of, or exemption  from,  tax on such income.  It is impossible to determine the  effective  rate of foreign tax in advance since the amount of the
Fund's assets to be invested in various countries is not known. Any such foreign income taxes  withheld at the source could  reduce the Fund's  income  dividends paid to you.

Effect of Future Legislation; Local Tax Considerations.

                                       50

The foregoing  general  discussion of U.S.  federal income tax  consequences  is based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future   legislative   or
administrative   changes  or  court  decisions  may  significantly   change  the
conclusions  expressed  herein,  and any such  changes or  decisions  may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income,  qualified dividend income and capital gain  dividends  may differ from the rules for U.S.  federal  income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each  shareholder's  particular  situation.
Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from  those  summarized  above.  Shareholders  are  urged to  consult  their tax advisers  as to the  consequences  of these and other  state and local tax rules affecting investment in the Funds.

                                       ***

This  discussion  of  "TAXATION"  is not  intended  or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all  categories of investors,  some of which may be subject to special rules.
You should consult your own tax advisor regarding your particular  circumstances before making an investment in the Funds.

PERFORMANCE INFORMATION

Total Return

Average  annual  total  return  quotations,  used in  Bridgeway  Funds'  printed materials,  for the one-,  five-, and ten-year periods (when available) ended on the date of the most recent balance sheet included in the registration statement are determined by finding the average annual compounded rates of return over the one-,  five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value, by the following formula:

                                P (1 + T)n = ERV

where "P" equals  hypothetical  initial  payment of $1,000;  "T" equals  average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical  $1,000 payment made at the  beginning of the one-,  five- and ten-years  periods,  at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Total return after taxes on distributions is computed according to the following formula:

                             P (1 + T) (n) = ATV(D)

Where "P" = a hypothetical initial payment of $1,000; "T" = average annual total return (after taxes on  distribution);  "n" = number of years,  and ATV(d) = the ending value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10  year  periods  at  the  end of  such  periods  (or  portions  thereof  if applicable) after taxes on fund distributions but not after taxes on redemption.

     Total  return  after  taxes on  distributions  and sale of fund  shares  is computed according to the following formula:

                             P (1 + T) (n) = ATV(DR)

Where "P" = a hypothetical initial payment of $1,000; "T" = average annual total return (after taxes on distributions and redemption);  "n" = number of years and
ATV(dr)  = the  ending  value  of a  hypothetical  $1,000  payment  made  at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

                                       51

                                                                  10 Years or Since
Total Return Before Taxes                    1 Year     5 Year    Inception (if less)
Aggressive Investors 1 Fund                  14.51%      4.10%             21.57%
Aggressive Investors 2 Fund                  15.45%     N/A                11.13%
Ultra-Small Company Fund                     15.37%     25.72%             24.34%
Ultra-Small Company Market Fund               6.12%     21.21%             16.99%
Micro-Cap Limited Fund                       22.94%     17.38%             20.36%
Small-Cap Growth Fund                        11.44%     N/A                11.98%
Small-Cap Value Fund                         22.18%     N/A                15.95%
Large-Cap Growth Fund                         3.48%     N/A                 5.90%
Large-Cap Value Fund                         15.22%     N/A                16.00%
Blue Chip 35 Index Fund                      -0.59%     -3.58%              5.08%
Balanced Fund                                 7.15%     N/A                 5.39%

                                                                  10 Years or Since
Total Return After Taxes on Distributions    1 Year     5 Year    Inception (if less)
Aggressive Investors 1 Fund                  14.51%      3.67%             20.45%
Aggressive Investors 2 Fund                  15.45%     N/A                11.13%
Ultra-Small Company Fund                     11.67%     23.26%             22.95%
Ultra-Small Company Market Fund               5.93%     21.08%             16.91%
Micro-Cap Limited Fund                       18.18%     14.90%             18.26%
Small-Cap Growth Fund                        11.44%     N/A                11.98%
Small-Cap Value Fund                         22.28%     N/A                15.95%
Large-Cap Growth Fund                         3.48%     N/A                 5.90%
Large-Cap Value Fund                         14.90%     N/A                15.81%
Blue Chip 35 Index Fund                      -1.18%     -4.04%              4.70%
Balanced Fund                                 7.18%     N/A                 5.08%

Total Return After Taxes on                                       10 Years or Since
Distributions and Sale of Fund Shares        1 Year     5 Year    Inception (if less)
Aggressive Investors 1 Fund                  12.33%      3.23%             19.07%
Aggressive Investors 2 Fund                  13.13%     N/A                 9.65%
Ultra-Small Company Fund                     12.80%     22.10%             22.04%
Ultra-Small Company Market Fund               5.18%     18.80%             15.29%
Micro-Cap Limited Fund                       17.35%     13.99%             17.11%
Small-Cap Growth Fund                         9.64%     N/A                10.24%
Small-Cap Value Fund                         18.93%     N/A                13.65%
Large-Cap Growth Fund                         2.96%     N/A                 5.03%
Large-Cap Value Fund                         12.75%     N/A                13.59%
Blue Chip 35 Index Fund                      -0.71%     -3.28%              4.18%
Balanced Fund                                 6.25%     N/A                 4.44%

Any  disclosure  will also  include the length of and the last day in the period used in computing the quotation and a description of the method by which average total return is calculated.

The time periods used in sales literature,  under the foregoing formula, will be based on rolling calendar  quarters,  updated to the last day of the most recent quarter prior to submission of the sales  literature  for  publication.  Average annual total return,  or "T" in the formula,  is computed by finding the average annual  compounded rates of return over the period that would equate the initial amount  invested to the ending  redeemable  value.  Average  annual total return assumes the reinvestment of all dividends and distributions.

Yield

Annualized yield quotations based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in Bridgeway Funds'  registration statement,  and used in its sales  literature  and  promotional  materials,  are computed by  dividing  the net  investment  income per share  earned  during the period by the  maximum  offering  price per share on the last day of the period, according to the following formula:

                                       52

                           YIELD = 2 [ (a-b + 1)6 - 1]
                                            cd

where "a" equals  dividends and interest  earned  during the period;  "b" equals expenses accrued for the period, (net of reimbursements); "c" equals the average daily  number of shares  outstanding  during the  period  that are  entitled  to receive  dividends;  and "d" equals the maximum  offering price per share on the last day of the period.

Any such  disclosure  will also  include  the  length of and the last day in the period used in computing the quotation and a description  of the method by which yield is calculated.

Except as noted below,  in determining  net investment  income earned during the period ("a" in the above formula), Bridgeway Funds calculates interest earned on each  debt  obligation  held  by it  during  the  period  by (1)  computing  the obligation's  yield to  maturity,  based on the market  value of the  obligation
(including  actual accrued  interest) on the last business day of the period or, if the  obligation  was  purchased  during the period,  the purchase  price plus accrued interest;  (2) dividing the yield to maturity by 360 and multiplying the resulting  quotient  by the market  value of the  obligation  (including  actual accrued  interest).  Once interest earned is calculated in this fashion for each debt  obligation  held  by  Bridgeway  Funds,  net  investment  income  is  then determined by totaling all such interest earned.

For purposes of these  calculations,  the maturity of an obligation  with one or more call  provisions  is  assumed  to be the next date on which the  obligation reasonably can be expected to be called or, if not, the maturity date.

Other Information

Bridgeway  Funds'  performance  data  quoted  in  sales  and  other  promotional materials represents past performance and is not intended to predict or indicate future  results.  The return and  principal  value of an investment in Bridgeway
Funds will fluctuate,  and an investor's redemption proceeds may be more or less than the original  investment amount. In advertising and promotional  materials,
Bridgeway  Funds may  compare  its  performance  with data  published  by Lipper
Analytical Services, Inc. ("Lipper"), or Morningstar, Inc. ("Morningstar"); Fund
rankings and other data,  such as comparative  asset,  expense,  and fee levels, published by Lipper,  Morningstar, or Bloomberg; and advertising and comparative mutual fund data and ratings reported in independent periodicals including,  but not limited to, The Wall Street Journal,  Money,  Forbes,  Value Line,  Business
Week, Financial Word and Barron's.

GENERAL INFORMATION

Bridgeway  Funds is  authorized to issue  1,000,000,000  shares of common stock,
$.001 par value (the "Common Stock"). It is not contemplated that regular annual meetings of shareholders  will be held. No amendment may be made to the Articles of Incorporation without the affirmative vote of the holders of more than 50% of
Bridgeway  Funds'  outstanding  shares.  There  normally  will be no meetings of shareholders for the purpose of electing Directors unless and until such time as the Board is comprised of less than a majority of the Directors  holding  office have been elected by  shareholders,  at which time the Directors  then in office will call a shareholders' meeting for the election of Directors. Bridgeway Funds has undertaken to afford  shareholders  certain  rights,  including the right to call a meeting of  shareholders  for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the action of two-thirds of outstanding Bridgeway Funds shares. The Directors are required to call a meeting of  shareholders  for the  purpose of voting on the  question  of removal of any
Director  when  requested in writing to do so by  shareholders  of record of not less than 10% of Bridgeway Funds'  outstanding  shares. The Directors will then, if requested by the applicants  (i.e., the shareholders  applying for removal of the Director), mail the applicant's communication to all other shareholders,  at the applicant's expense.

Shareholder  inquiries  should be directed to Bridgeway Funds at the address and telephone  number  indicated on the cover page of this  Statement of  Additional
Information.

                                       53

FINANCIAL STATEMENTS

The audited financial statements of each Fund for the fiscal year ended June 30,
2005 and the report of the Funds' independent  registered public accounting firm in connection  therewith are included in the 2005 Annual Report to  Shareholders and are incorporated by reference in this Statement of Additional Information.

The Funds' financial statements for the year ended June 30, 2005 were audited by
Briggs, Bunting & Dougherty, LLP, whose report thereon is included in the Funds'
annual report.

                                       54

                        APPENDIX A - PROXY VOTING POLICY

                       BRIDGEWAY CAPITAL MANAGEMENT, INC.

                             PROXY VOTING PROCEDURES

                               As of July 28, 2004

I.   GENERAL STATEMENT

Proxy voting is an  important  right of  shareholders  and  reasonable  care and diligence  must be undertaken to ensure that such rights are properly and timely exercised.  When Bridgeway Capital Management has discretion to vote the proxies of its clients,  it will vote those  proxies in the best interest of its clients and in accordance with theses procedures and policies.

II.  PROXY VOTING PROCEDURES

(A)  All Proxies received by Bridgeway Capital Management will be sent to Audrey
Fersten or her designee. Audrey or her designee will:

     (1)  Keep a record of each proxy received;
     (2)  Determine which accounts managed by Bridgeway Capital Management holds the security to which the proxy relates
     (3)  Compile a list of  accounts  that  hold  security,  together  with the number of votes each account controls  (reconciling any  duplications),  and the date by which Bridgeway Capital Management must vote the proxy in order to allow enough time for the  completed  proxy to be returned to the issuer  prior to the vote taking place.
     (4)  Identify Routine Items,  Non-Routine  Items and Conflicts of Interests
Items on the  proxy  and  determine  whether a  specific  policy of the  Adviser applies to the Non-Routine Items and Conflict of Interest Items.

     o    Audrey  Fersten or her designee will identify any conflicts that exist between the interests of Bridgeway Capital Management and its clients.
          This  examination  will  include  a  review  of  the  relationship  of
          Bridgeway  Capital  Management and its  affiliates  with the issuer of each security (and any other of the issuer's  affiliates) to determine if the issuer is a client of Bridgeway Capital  Management or has some other  relationship with Bridgeway  Capital  Management or a client of
          Bridgeway Capital Management.

     (5)  Vote a  Routine  Item  (with  no  corporate  governance  implications)
according  to the  Adviser's  specific  policy  and,  if  applicable,  vote  the
Non-Routine  Item or Conflicts of Interest  according to the Adviser's  specific policy.  Audrey Fersten should vote these proxies by completing them and mailing them in a timely and appropriate manner.

     (6)  If no specific  policy  applies to a  Non-Routine  Item or Conflict of
Interest Item,  follow the general  policy for voting of  Non-Routine  Items and
Conflict of Interest Items.

III. PROXY VOTING POLICIES

In the absence of specific voting  guidelines from a client,  Bridgeway  Capital
Management  will vote proxies in the best interests of each  particular  client, which may result in  different  voting  results for proxies for the same issuer.
The Adviser  believes that voting  proxies in  accordance  with the Proxy Voting
Guidelines attached as Exhibit A is in the best interest of its clients.

     CONFLICTS OF INTEREST

     (1)  If the Company has a direct or indirect interest in any issues that is the subject of a proxy to be voted for a client's  account,  the  Company  shall disclose to the client in writing the substance of the Company's interest in the issue and shall seek from the client  written  direction on how such on how such issue is to be voted.

                                       55

     (2)  If the Company does not receive written direction from a client on how to vote on an issue on which the Company has a direct or indirect interest,  the
Company may resolve the conflict by voting client securities based upon the best interest of the client.

     (3)  This  existence  of an issue  on which  the  Company  has a direct  or indirect  issue shall not prevent the Company from voting on other issues on the same proxy on which the Company does not have a conflict of interest.

IV.  DISCLOSURE

(A)  Bridgeway  Capital  Management  will  disclose in its Form ADV Part II that clients may contact Audrey Fersten, via e-mail or telephone at 1-800-661-3550 in order to obtain  information  on how  Bridgeway  Capital  Management  voted such client's proxies,  and to request a copy of these procedures and policies.  If a client requests this information,  the Compliance Officer will prepare a written response  to the client that  lists,  with  respect to each voted proxy that the client has inquired  about,  (1) the name of the issuer,  (2) the proposal voted upon and (3) how Bridgeway Capital Management voted the client's proxy.

(B) A concise  summary of these Proxy Voting  Procedures  and  Policies  will be included in Bridgeway Capital Management's Form ADV Part II, and will be updated whenever these procedures and policies are updated.

V.   RECORDKEEPING

Audrey Fersten or her designee will maintain files relating to Bridgeway Capital
Management's  proxy voting procedures [in an easily accessible  place].  Records will be maintained  and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years  kept in the  offices  of  Bridgeway  Capital  Management.  Records of the following will be included in the files:

(A)  Copies of the proxy voting  procedures  and  policies,  and any  amendments thereto.
(B)  A copy of each proxy statement that Bridgeway Capital Management  receives, provided however that the Bridgeway  Capital  Management may rely on obtaining a copy of proxy  statements  from the SEC's EDGAR system for those proxy statement that are so available.
(C)  A record of each vote that Bridgeway Capital Management casts.
(D)  A copy of any  document  Bridgeway  Capital  Management  created  that  was material  to making  decision  how to vote  proxies  or that  memorializes  that decision.
(E)  A copy of each written  client  requests for  information  on how Bridgeway
Capital  Management  voted  such  client's  proxies,  and a copy of any  written response  to any  (written  or  oral)  client  request  for  information  on how
Bridgeway Capital Management voted its proxies.

                                       56

                                    EXHIBIT A

                             Revised: July 28, 2004

                             Proxy Voting Guidelines

                        Bridgeway Aggressive Investors 1
                        Bridgeway Aggressive Investors 2
                          Bridgeway Ultra-Small Company
                      Bridgeway Ultra-Small Company Market
                           Bridgeway Micro-Cap Limited
                           Bridgeway Small-Cap Growth
                            Bridgeway Small-Cap Value
                           Bridgeway Large-Cap Growth
                            Bridgeway Large-Cap Value
                          Bridgeway Blue Chip 35 Index
                               Bridgeway Balanced

As a  long-term  equity  investor,  Bridgeway  Funds  ("The  Fund")  strives  to encourage  corporate  responsibility,  which  includes  respectful  treatment of
workers,  suppliers,  customers  and  communities,   environmental  stewardship,
product  integrity  and  high  standards  of  corporate  ethics  as well as more traditional measures of sound corporate  governance.  These Guidelines summarize
Bridgeway  Funds'  positions on various issues of concerns to investors and give general  indication as to how the adviser,  on behalf of each of the Funds, will vote shares on each issue.

The guidelines are not meant to be exhaustive,  nor can they  anticipate  voting issues on which the Funds may be asked to cast their proxies.  To the extent the
Fund votes proxies in a manner not strictly in accordance  with the  guidelines, the Fund will reserve the right to evaluate proxy votes on a case by case basis, as it assesses that which is in the best interest of Fund shareholders.

Bridgeway  Funds'  proxy  voting  record is  available  by calling  Bridgeway at
1-800-661-3550 and also on the Securities and Exchange  Commission's  website at
www.sec.gov.

CORPORATE GOVERNANCE

A.   Board and Governance Issues

     Boards of Directors

     The  Board  of  Directors  is   responsible   for  the  governance  of  the
corporation, including representing the interests of shareholders and overseeing the company's relationships with other stakeholders.

     The Fund will oppose entire  boards of directors  which do not include both females and members of racial minority groups,  and will therefore exercise this position by voting against proposed slates.

     The Fund will support  proposals  requesting that the majority of directors be  independent  and  that  the  board  audit,  compensation  and/or  nominating committees be composed exclusively of independent directors.

     The Fund will examine on a case-by-case basis proposals seeking to separate the  positions  of Chair of the  board and Chief  Executive  Officer  as well as resolutions asking for the Chair to be an independent director.

     The Fund will  ordinarily  oppose  proposals to  reincorporate  outside the
United States if the advisor  determines  that such  reincorporation  is no more than the  establishment of a skeleton  offshore  headquarters or mailing address for  purposes  of tax  avoidance,  and the  company  does not  have  substantial business activities in the country in which it proposes to reincorporate.

                                       57

     Limitations, Director Liability and Indemnification

     Because of increased  litigation  brought against directors of corporations and the increased  costs of  director's  liability  insurance,  many states have passed laws limiting  director  liability for actions taken in good faith. It is argued  that such  indemnification  is  necessary  for  companies  to be able to attract the most  qualified  individuals  to their  boards.  In  addition,  many companies are seeking to add indemnification of directors to corporate bylaws.

     The Fund will ordinarily  support proposals seeking to indemnify  directors and limit director liability for acts excluding fraud or other wanton or willful misconduct  or illegal  acts,  but will oppose  proposals  seeking to  indemnify directors for all acts.

     Director Stock Ownership

     Advocates of requirements  that directors own shares of company stock argue that  stock  ownership  helps to  align  the  interests  of  directors  with the interests of  shareowners.  Yet there are ways that such  requirements  may also undermine good  governance:  limiting board service only to those who can afford to purchase shares; or encouraging  companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements  or other  stipulations  that  help to  assure  that  director  and shareowner  incentives are indeed aligned,  awards of stock as compensation  can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of  shareowners.  Thus,  in some  circumstances
director  stock  ownership   requirements   may  be  beneficial  and  in  others
detrimental to the creation of long-term shareowner value.

     The Fund will examine and vote on a case-by-case basis proposals  requiring that corporate directors own shares in the company.

     The Fund  will  oppose  excessive  awards  of stock  or  stock  options  to directors.

     Limit Directors' Tenure

     Corporate  directors  generally  may  stand for  re-election  indefinitely.
Opponents  of this  practice  suggest  that  limited  tenure  would  inject  new perspectives  into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there is no empirical  support for the  proposition  that a  limitation  on director  tenure improves  governance.  It may be in the best  interests of the  shareowners  for long-serving  directors to remain on the board,  providing  they maintain  their independence as well as the independent perspective they bring to the board.

     Accordingly,  the  Fund  will  examine  and  vote on a  case-by-case  basis proposals to limit director tenure.

     Increase Authorized Common Stock

     The Fund will  generally  support the  authorization  of additional  common stock necessary to facilitate a stock split.

     The  Fund  will  examine  and  vote  on  a  case-by  case  basis  proposals authorizing the issuance of additional  common stock. If the company already has a large  amount of stock  authorized  but not issued,  or reserved for its stock option  plans,  or where  the  request  is to  increase  shares by more than 100 percent  of the  current  authorization,  the Fund will  ordinarily  oppose  the proposals  (unless  there is a convincing  business  plan for use of  additional authorized  common  stock) due to concerns  that the  authorized  but  un-issued shares will be used as a poison pill or other takeover defense.

     Blank Check Preferred Stock

     Blank check  preferred is stock with a fixed  dividend  and a  preferential claim on  company  assets  relative  to  common  shares.  The terms of the stock
(voting,  dividend and conversion  rights) are set by the Board at a future date without  further  shareholder  action.  While  such an issue can in theory  have legitimate corporate purposes, most often it has been used as a takeover defense since the stock has terms that make the entire company less attractive.

                                       58

     The Fund will generally oppose the creation of blank check preferred stock.
In addition,  the Fund will  ordinarily  oppose  increases in  authorization  of preferred  stock  with  unspecified  terms  and  conditions  of use  that may be determined by the board at a future date, without approval of shareholders.

     Classified or "Staggered" Board

     On a classified (or staggered)  board,  directors are divided into separate classes  (usually  three) with  directors in each class  elected to  overlapping three-year terms. Companies argue that such Boards offer continuity in direction which promotes long-term planning.  However, in some instances they may serve to deter unwanted takeovers since a potential buyer would have to wait at least two years to gain a majority of Board seats.

     The Fund will vote on a case-by-case  basis on issues involving  classified boards.

     Reincorporation

     Corporations  are in  general  bound by the laws of the state in which they are  incorporated.  Companies  reincorporate  for a variety of reasons including shifting  incorporation  to a  state  where  the  company  has its  most  active
operations  or  corporate  headquarters,   or  shifting  incorporation  to  take
advantage  of state  corporate  takeover  laws,  or to reduce tax or  regulatory burdens.

     While each  reincorporation  proposal  will be  evaluated  based on its own merits,  the Fund will generally support  reincorporation  resolutions for valid business  reasons  (such as  reincorporating  in the same state as the corporate headquarters).

     The Fund will  ordinarily  oppose  proposals to  reincorporate  outside the
United States if the advisor  determines  that such  reincorporation  is no more than the  establishment of a skeleton  offshore  headquarters or mailing address for  purposes  of tax  avoidance,  and the  company  does not  have  substantial business activities in the country in which it proposes to reincorporate.

     Charter and By-Laws

     There may be proposals  involving changes to corporate  charters or by-laws that are not otherwise addressed in or anticipated by these guidelines.

     The Fund will examine and vote on a case-by-case  basis  proposals to amend or change  corporate  charter or bylaws,  and may support such proposals if they are deemed  consistent with  shareholders'  best interests and the principles of sound governance and overall  corporate social  responsibility  underlying these guidelines.

     Cumulative Voting

     Cumulative voting allows  shareholders to "stack" their votes behind one or few directors  running for board,  thereby helping a minority of shareholders to win board representation.  Cumulative voting gives minority shareholders a voice in corporate  affairs  proportionate  to their actual strength in voting shares.
However,  like many tools,  cumulative voting can be misused. In general,  where shareowner  rights  and  voice are well  protected  by a  strong,  diverse,  and independent  board  and key  committees,  where  shareowners  may  call  special meetings or act by written consent,  and in the absence of strong  anti-takeover provisions, cumulative voting is usually unnecessary.

     The Fund will examine and vote on a case-by-case  basis  proposals  calling for cumulative voting in the election of directors.

                                       59

     Selection of Auditor

     Annual ratification of the selection of the outside accountants is standard practice.  While it is  recognized  that the company is in the best  position to evaluate  the  competence  of the outside  accountants,  we believe that outside accountants  must ultimately be accountable to  shareholders.  Audit  committees have been the  subject of a report  released by the Blue  Ribbon  Commission  on
Improving the  Effectiveness  of Corporate Audit  Committees in conjunction with the NYSE and the National  Association  of Securities  Dealers.  The Blue Ribbon
Commission  concluded that audit  committees must improve their current level of oversight  of  independent  accountants.  The NYSE and AMEX  have  also  adopted requirements for audit committee operations for listed companies.  Given rash of accounting  irregularities  that were not  detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence.

     The Fund will oppose the  resolutions  seeking  ratification of the auditor when fees for financial systems design and  implementation  exceed audit and all other fees, as this can compromise the independence of the auditor.

     The Fund will oppose the resolutions seeking ratification of the auditor if the auditors have significant other professional or personal  relationships with the corporation that compromises the auditors independence.

B.   Executive Compensation

     Disclosure of CEO, Executive, Board and Management Compensation

     The Fund will oppose an executive  compensation  proposal if it is believed the compensation  does not reflect the economic and social  circumstances of the company (i.e. at times of layoffs, downsizing, employee wage freezes, etc.)

     The Fund will examine and vote on a case-by-case basis proposals requesting companies  to  disclose  the  compensation  of top  management  and the Board of
Directors.

     Formation and Independence of Compensation Review Committee

     The Fund will support shareholder resolutions requesting the formation of a committee of independent directors to review and examine executive compensation.

     Stock Options for Directors and Executives

     During  the  1990s,  the use of stock  options  in  executive  compensation soared. While the stock market was gaining, few investors complained.  Yet after the fall of the  market,  executive  compensation,  and the use of  option-based compensation  in  particular,  continued  to  increase  at  levels  that  seemed disconnected from the change in companies'  financial  fortunes.  Many investors began to question whether stock option grants to senior  executives were serving their intended  function:  of aligning the interests of company  management with those of shareowners.

     The Fund will ordinarily  oppose proposals to approve stock option plans in which the dilutive  effect exceeds 10 percent of share value,  or, for companies with small market capitalization,  15 percent of share value. Option grants that are below these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

     The Fund will  ordinarily  oppose  proposals to approve  stock option plans that contain  provisions  for  automatic  re-pricing,  unless such plans contain provisions  to limit  unrestricted  resale of shares  purchased  with  re-priced options.

     The Fund  will  examine  and vote on a  case-by-case  basis  proposals  for re-pricing of underwater options.

                                       60

     The Fund will  ordinarily  oppose  proposals to approve  stock option plans that have option exercise prices below the market price on the day of the grant.

     The Fund will ordinarily support proposals  requiring that all option plans and option re-pricing must be submitted for shareholder approval.

     The Fund will  ordinarily  oppose  proposals to approve  stock option plans with "evergreen"  features,  reserving a specified percentage of stock for award each year with no termination date.

     The Fund will  ordinarily  support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

     The Fund will ordinarily  support  proposals  requesting  indexing of stock options.

     The Fund will ordinarily  support  proposals  requesting  expensing  future stock options.

     Employee Stock Ownership Plan (ESOPs)

     The Fund will support  proposals to approve ESOPs created to promote active employee ownership.

     Pay Equity

     The Fund will examine and vote on a case-by-case basis proposals requesting that management provide a pay equity report.

     Ratio Between CEO and Worker Pay

     The Fund will examine and vote on a case-by-case basis proposals requesting that management report on the ratio between CEO and employee compensation.

     Executive Compensation Tie to Non-Financial Performance

     The Fund will support  proposals asking companies to review their executive compensation as it links to non-financial  performance such as diversity,  labor and human rights, environment, community relations, and other social issues.

     Golden Parachutes

     Golden  parachutes are  compensation  agreements that provide for severance payments to top executives who are terminated or demoted  pursuant to a takeover or other change in control.  Companies  argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While
Bridgeway recognizes the merits of this argument, golden parachutes often impede
takeover   attempts  that  we  believe   shareowners  have  the  right  and  the
responsibility to consider.

     The Fund will examine and vote on a  case-by-case  basis  golden  parachute contracts,  based upon an evaluation of the particular  golden  parachute itself and taking into  consideration  total  management  compensation,  the  employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

C.   Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

     Considering the Non-Financial Effects of a Merger Proposal

     Such proposals  allow or require the board to consider the impact of merger decisions on various stakeholders,  including employees, communities of place or interest,  customers,  and  business  partners,  and give the board the right to reject a  tender  offer  on the  grounds  that it  would  adversely  affect  the company's stakeholders.

                                       61

     The Fund will  examine  and vote on a  case-by-case  basis all  merger  and acquisition  proposals,  and will support those that offer value to  shareowners
while   protecting  or  improving  the   company's   social  and   environmental
performance.

     Poison Pills

     Poison  pills (or  shareowner  rights  plans) are  triggered by an unwanted takeover  attempt  and  cause a variety  of  events to occur  which may make the company  financially  less attractive to the suitor.  Typically,  directors have enacted these plans without  shareowner  approval.  Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

     The Fund will  ordinarily  oppose poison pills or  shareowner  rights plans unless  management  is able to present a convincing  case for a particular  plan that  does not  significantly  compromise  shareowner  rights or  interests,  or environmental and social performance.

SOCIAL ISSUE RESOLUTIONS

Environment

     All  corporations  have  an  impact  on the  environment.  We  expect  that management  is  taking  all  reasonable  steps to reduce  it  company's  overall negative impact.

     Generally,  the Fund will support  management  initiatives  and shareholder resolutions that reduce a company's negative impact on the environment.

     CERES Principles

     The  Coalition  for  Environmentally   Responsible   Economies  (CERES),  a
coalition of compromised of social  investors and  environmental  organizations, has developed an  environmental  corporate code of conduct.  The CERES Principle ask corporations to conduct environmental audits of their operations,  establish environmental  management practices, and assume responsibility for damages their operations cause to the environment, among other things. Shareholder resolutions have been introduced that either ask companies to (1) become  signatories of the
CERES Principle or (2) produce a report addressing management's response to each of the points raised in the CERES Principles.

     The Fund will vote in  support  of  resolutions  requesting  that a company become a signatory to the CERES Principles.

Workplace Issues

     Labor Relations

     Shareholders  have asked companies to develop codes of conduct that address a number of labor relations  issues,  including use of forced labor, fair wages, and safe working conditions and the right to organize and bargain collectively.

     The Fund will vote in support of  proposals  requesting  companies to adopt and/or report on appropriate codes of conduct regarding global labor practices.

     Diversity and Equal Employment Opportunity

     Women and  minorities  have  long been  subject  to  discrimination  in the workplace - denied access to jobs,  promotions,  benefits and other entitlements on account  of race or  gender.  Women and  minorities  are still  significantly underrepresented in the ranks of management and other high income positions, and overrepresented  in  the  more  poorly-paid  categories,  including  office  and clerical workers and service workers.

                                       62

     The Fund  will  support  proposals  asking  companies  to  report  on their progress in meeting the  recommendations  of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

     The Fund will  ordinarily  support  proposals  asking  companies to include language in EEO statements specifically barring any form of discrimination.

C.   Product Safety and Impact

     Animal Welfare

     The Fund  will  generally  support  resolutions  seeking  information  on a company's  animal  testing  practices,  or requesting  that  management  develop cost-effective alternatives to animal testing.

     Tobacco Business

     Insurance and Health Care Companies Investing in Tobacco

     Shareholders  have asked insurance and health care company boards to report on the  appropriateness  of investments in the tobacco industry.  They have also asked for  reports  on the impact of  smoking  on  benefit  payments  for death, disease and property loss.

     The Fund will  generally  support  resolutions  that ask  companies  not to invest in the stocks of tobacco companies.

     Sales of Non-tobacco Products to Tobacco Industry

     Shareholders  have asked companies making  significant sales of non-tobacco
products  to  the  tobacco   industry  to  study  the  effect  of  ending  these
transactions or to stop immediately.

     The Fund will generally support  resolutions that ask companies to research the impact of ceasing  business  transactions  with tobacco industry and finally ending transactions altogether.

D.   International Operations and Human Rights

     Country-Specific Human Rights Proposals

     There are  numerous  countries  with a record  of  egregious  human  rights abuses, such as China, Indonesia, and Nigeria. A number of shareholder proposals have requested that companies  operating in these countries develop human rights
guidelines.   We  expect  that  management  of  these  companies  address  these challenges through a variety of strategies and programs, such as labor and human rights codes of conduct, country-specific development programs, etc.

     Note:  The Fund may invest in  companies  that  operate in  countries  with egregious  human right  practices  if we find that the company is promoting positive development.  However, the Funds avoid investing in companies that we have valid information that they directly  contribute to egregious human rights abuses.

     The Fund will generally support proposals that request companies to develop human rights codes of conduct and periodic  reporting on operations in countries with regressive regimes.

E.   Weapon Contracting

     Weapons/Military Conversion

                                       63

     Resolutions  typically ask companies with significant military contracts to report on future  plans to diversify  or convert to the  production  of civilian goods and services.

     The Fund will  support  resolutions  calling  for  reports on the scale and character of military production or technology to civilian purposes.

F.   Political Action Committees and Political Partisanship

     Shareholders  have a right to know how corporate  assets are being spent in furtherance  of  political  campaigns,  social  causes  or  government  lobbying activities.  Although  companies are already  required to make such  disclosures pursuant  to  federal  and state  law,  such  information  is often not  readily available to investors and shareowners.

     The Fund will ordinarily  support  resolutions asking companies to disclose political  contributions  made  either  directly  or  through  political  action committees.

     The Fund will ordinarily  support  resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

Proxy Voting Procedures

     The  Fund  has  delegated  to its  investment  adviser,  Bridgeway  Capital
Management,  Inc.,  responsibility for voting proxies for securities held by the
Fund.  The Adviser will follow  these  guidelines  when voting  proxies for Fund securities in the manner described in the Proxy Voting Procedures adopted by the
Adviser and  attached to these Proxy  Voting  Guidelines.  In the event that the
Adviser  identifies  a  potential  conflict of  interest  in  connection  with a proposal  for which a proxy is  requested,  the Adviser  will  consult  with the
Fund's  Lead  Independent  Director  for  instructions  on how to proceed on the issue. The Adviser will periodically  report to the Fund's Board of Directors on the operation of these Proxy Voting Guidelines and suggest appropriate additions or modifications.

                                       64

                         APPENDIX B - PORTFOLIO MANAGERS

The following provides  information  regarding the portfolio managers identified in the  Funds'  prospectus:  (1) the  dollar  range of the  portfolio  manager's investments  in  each  Fund;  (2)  a  description  of  the  portfolio  manager's compensation structure;  and (3) information regarding other accounts managed by the portfolio manager and potential  conflicts of interest that might arise from the management of multiple accounts.

                            INVESTMENTS IN EACH FUND
                              (As of June 30, 2005)

                                         DOLLAR RANGE OF
FUND AND NAME OF PORTFOLIO MANAGER       INVESTMENTS IN EACH FUND((1))
AGGRESSIVE INVESTORS 1 FUND
John Montgomery                          $100,001 - $500,000
Elena Khoziaeva                          $50,001 - $100,000
Michael Whipple                          $10,001 - $50,000

AGGRESSIVE INVESTORS 2 FUND
John Montgomery                          $100,001 - $500,000
Elena Khoziaeva                          None
Michael Whipple                          $1 - $10,000

ULTRA-SMALL COMPANY FUND
John Montgomery                          $100,001 - $500,000
Elena Khoziaeva                          $10,001 - $50,000
Michael Whipple                          $10,001 - $50,000

ULTRA-SMALL COMPANY MARKET FUND
John Montgomery                          None
Elena Khoziaeva                          None
Michael Whipple                          None

MICRO-CAP LIMITED FUND
John Montgomery                          $100,001 - $500,000
Elena Khoziaeva                          None
Michael Whipple                          $1 - $10,000

SMALL-CAP GROWTH FUND
John Montgomery                          None
Elena Khoziaeva                          None
Michael Whipple                          None

SMALL-CAP VALUE FUND
John Montgomery                          None
Elena Khoziaeva                          None
Michael Whipple                          None

--------------------------------
(1) This column  reflects  investments  in a Fund's  shares owned  directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2)  under the Securities  Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

                                       65

LARGE-CAP GROWTH FUND
John Montgomery                          None
Elena Khoziaeva                          None
Michael Whipple                          None

LARGE-CAP VALUE FUND
John Montgomery                          None
Elena Khoziaeva                          None
Michael Whipple                          None

BLUE CHIP 35 INDEX FUND
John Montgomery                          None
Elena Khoziaeva                          None
Michael Whipple                          None

BALANCED FUND
Richard P. Cancelmo, Jr.                 $100,001 - $500,000

                      DESCRIPTION OF COMPENSATION STRUCTURE

The  objective  of the  Adviser's  compensation  program is to  provide  pay and long-term compensation for its employees (who are all referred to as "partners")
that is competitive with the mutual fund/investment  advisory market relative to the Adviser's size and geographical  location. The Adviser evaluates competitive market  compensation  by  reviewing  compensation  survey  results  conducted by independent third parties involved in investment industry compensation.

The  members of the  Investment  Management  Team,  including  John  Montgomery,
Richard  Cancelmo,   Jr.  ("Dick"),   Elena  Khoziaeva,   and  Michael  Whipple,
participate  in a  compensation  program that  includes  base salary,  bonus and long-term incentives. Each member's base salary is a function of industry salary rates and individual  performance as measured against yearly goals.  These goals
typically   include  measures  for  integrity,   communications   (internal  and
external),  team work, leadership and investment performance of their respective funds.  The bonus portion of compensation  also is a function of industry salary rates as well as the  overall  profitability  of the  Adviser  relative  to peer companies.  The Adviser's profitability is primarily affected by a) assets under management,  b)  management  fees,  for which some  actively  managed Funds have performance based fees relative to stock market  benchmarks,  c) operating costs of the Adviser and d) tax rates.

Fund  performance  impacts  overall  compensation  in  two  broad  ways.  First, generally assets under management increase with positive long-term  performance.
An increase in assets  increases total  management fees and likely increases the
Adviser's  profitability (although certain Funds do not demonstrate economies of scale and other funds have management  fees which reflect  economies of scale to shareholders). Second, Aggressive Investors 1 Fund, Aggressive Investors 2 Fund,
Micro-Cap Limited Fund,  Small-Cap Growth Fund,  Small-Cap Value Fund, Large-Cap
Growth Fund and Large-Cap Value Fund have performance-based management fees that are a  function  of  trailing  five-year  before-tax  performance  of each  Fund relative to its specific market benchmark.  Should the Fund's performance exceed the benchmark,  the Adviser may make more total management fees and increase its profitability.  On the  other  hand,  should  the  Fund's  performance  lag  the benchmark, the Adviser may experience a decrease in profitability.

Finally,  all  investment  management  team  members  participate  in  long-term incentive programs including a Simplified Employee Pension Individual Retirement
Account (SEP IRA) and ownership  programs in the Adviser.  With the exception of
John  Montgomery,  investment  team  members  (as  well as all of the  Adviser's partners)  participate in an Employee Stock Ownership  Program and Phantom Stock
Program  of the  Adviser.  The  value of this  ownership  is a  function  of the profitability and growth of the Adviser.  The Adviser is an "S" Corporation with
John Montgomery as the majority owner. Therefore, he does not participate in the
ESOP, but the value of his ownership stake is impacted by the  profitability and growth of the Adviser.  However,  by policy of the Adviser,  John Montgomery may only  receive  distributions  from the  Adviser in an amount  equal to the taxes incurred from his corporate ownership due to the "S" corporation structure.

                                       66

Historically,  the Adviser has voluntarily  disclosed the annual compensation of its two primary  portfolio  managers:  John  Montgomery and Dick  Cancelmo.  The following table summarizes John's and Dick's annual compensation.  These figures are based on the Adviser's unaudited financial records and individual W-2 forms.

                                                                   Capital
                                                 SEP/IRA        Contributions/
Name                       Year      Salary    Contribution   Distributions(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Montgomery            1993                                   $(211,000)
                           1994                                   $(217,000)
                           1995     $70,284                       $(10,000)
                           1996     $29,833                       $(12,000)
                           1997     $158,041                        $8,200
                           1998     $93,096                           $0
                           1999     $224,421     $13,612           $32,107
                           2000     $278,265     $13,729           $422,387
                           2001     $282,701     $14,135              $0
                           2002     $350,785     $10,000              $0
                           2003     $403,533     $10,000              $0
                           2004     $396,863     $10,000              $0

Richard P. Cancelmo, Jr.   2001     $192,208      $9,610              $0
                           2002     $235,026     $10,000              $0
                           2003     $257,060     $10,000              $0
                           2004     $318,657     $10,000              $0

(1) John helped  capitalize  Bridgeway  Capital  Management,  Inc. with personal funds and a personal loan in 1993 and 1994. Distributions from 1997 through 2000 were to reimburse  John for interest and  principal on the personal  loan amount only. The final distribution for this purpose was made in 2000.

(2) As an "S" Corporation,  Bridgeway Capital  Management,  Inc.'s federal taxes are paid at the  individual  rather  than  corporate  level.  Bridgeway  Capital
Management,  Inc.  distributes an amount to Bridgeway  Capital  shareholders  to cover these taxes at the maximum  individual tax rate. These  distributions  are not included in this table.

                                       67

                             OTHER MANAGED ACCOUNTS
                              (As of June 30, 2005)

The Adviser's portfolio managers use proprietary  quantitative investment models which are used in connection  with the management of certain  Bridgeway Funds as well as other mutual funds for which the Adviser acts as  sub-adviser  and other separate accounts managed for organizations and individuals. The following chart reflects information  regarding other accounts (excluding the Fund(s)) for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three  categories:  (i) mutual funds,  (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance  ("performance-based fees"), information on those accounts is specifically broken out.

Richard  Cancelmo,  Jr.  does not manage any other  accounts.  As a result,  the information  below is provided  only for John  Montgomery,  Elena  Khoziaeva and
Michael Whipple.

John Montgomery, Elena Khoziaeva and Michael Whipple

---------------------------------------------------------------------------------------------------------------

                                                          NUMBER OF ACCOUNTS WHERE  TOTAL ASSETS IN ACCOUNTS
                                                          ADVISORY FEE IS BASED ON    WHERE ADVISORY FEE IS
                           NUMBER OF    TOTAL ASSETS IN     ACCOUNT PERFORMANCE         BASED ON ACCOUNT
                           ACCOUNTS        ACCOUNTS                                        PERFORMANCE
---------------------------------------------------------------------------------------------------------------
 Registered Investment
       Companies              ---             ---                   ---                        ---
---------------------------------------------------------------------------------------------------------------
     Other Pooled
  Investment Vehicles         ---             ---                   ---                        ---
---------------------------------------------------------------------------------------------------------------

    Other Accounts            25         $122,466,448                22                   $112,262,023
---------------------------------------------------------------------------------------------------------------

                         POTENTIAL CONFLICTS OF INTEREST

Actual or apparent  conflicts of interest may arise when a portfolio manager has day-to-day  management  responsibilities  with  respect to more than one fund or other  account.  Set forth  below is a  description  of  material  conflicts  of interest  that may arise in  connection  with a  portfolio  manager  who manages multiple funds and/or other accounts:

     o    The management of multiple funds and/or other accounts may result in a portfolio  manager  devoting  varying periods of time and attention to the  management of each fund and/or other  account.  As a result,  the portfolio  manager may not be able to formulate as complete a strategy or identify equally  attractive  investment  opportunities for each of those  accounts  as  might  be the  case if he or she  were to  devote substantially  more  attention to the management of a single fund. The
          Adviser  believes  this  problem  may be  significantly  mitigated  by
          Bridgeway's  use of  quantitative  models,  which drive stock  picking decisions of its actively managed funds.

     o    If a portfolio manager  identifies an investment  opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that  opportunity  due to an allocation of filled  purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

     o    At  times,  a  portfolio  manager  may  determine  that an  investment opportunity  may be  appropriate  for only  some of the funds or other accounts for which he or she exercises investment  responsibility,  or may decide  that  certain of the funds or other  accounts  should take differing  positions with respect to a particular  security.  In these cases, the portfolio  manager may place separate  transactions for one or more funds or other accounts,  which may affect the market price of the security or the  execution  of the  transaction,  or both,  to the detriment of one or more other funds or accounts.

                                       68

     o    With respect to  securities  transactions  for the funds,  the Adviser determines which broker to use to execute each order,  consistent with its duty to seek best  execution of the  transaction.  The Adviser may place separate, non-simultaneous,  transactions for a fund and another account that may  temporarily  affect the market price of the security or the execution of the transaction,  or both, to the detriment of the fund or the other account.  The Adviser seeks to mitigate this problem through  a random  rotation  of order in the  allocation  of  executed trades.

     o    With respect to  securities  transactions  for the funds,  the Adviser determines which broker to use to execute each order,  consistent with its duty to seek best  execution  of the  transaction.  However,  with respect to certain  other  accounts  (such as other pooled  investment vehicles  that are not  registered  mutual funds,  and other  accounts managed for organizations and individuals), the Adviser may be limited by the  client  with  respect  to the  selection  of brokers or may be instructed  to direct  trades  through a particular  broker.  In these
          cases,   the   Adviser   or  its   affiliates   may  place   separate,
          non-simultaneous, transactions for a fund and another account that may temporarily  affect the market price of the security or the  execution of the transaction, or both, to the detriment of the fund or the other account.

     o    The  appearance  of a conflict of interest may arise where the Adviser has an incentive,  such as a performance based management fee or other differing fee  structure,  which relates to the management of one fund or other  account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The  Adviser  and  the  Funds  have  adopted  certain  compliance  policies  and procedures that are designed to address these types of conflicts. However, there is no guarantee  that such  procedures  will detect each and every  situation in which an actual or potential conflict may arise.

                                       69

                              BRIDGEWAY FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

Exhibit No.                       Description

(a)  Articles of Incorporation of Bridgeway Funds, Inc., dated as of October 19,
     1993, was filed  electronically as an exhibit to  Post-Effective  Amendment
     No. 19 on August 27, 2004, and is hereby incorporated by reference.

(b)  By-Laws of Bridgeway Funds, Inc., as amended, dated as of November 2, 1994, was filed  electronically as an exhibit to Post-Effective  Amendment No. 19 on August 27, 2004, and is hereby incorporated by reference.

(c)  See  Articles  Fifth,  Seventh,  Eighth  and Ninth of the  Bridgeway  Funds
     Articles of  Incorporation  and Article IV of the  Bridgeway  Funds Bylaws,
     which define the rights of shareholders.

(d)  (1)  Management  Agreement  dated as of  October 1,  2003,  by and  between
          Bridgeway  Funds,  Inc. and Bridgeway  Capital  Management,  Inc., was
          filed electronically as an exhibit to Post-Effective  Amendment No. 18 on October 30, 2003, and is hereby incorporated by reference.

     (2)  Amendment to Management  Agreement  dated as of March 23, 2004, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management,  Inc.,
          was filed electronically as an exhibit to Post-Effective Amendment No.
          19 on August 27, 2004, and is hereby incorporated by reference.

     (3)  Amendment to  Management  Agreement  dated as of April 1, 2005, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management,  Inc.,
          is filed herewith as Exhibit EX-99.d.3.

(e)  (1)  Bridgeway Funds,  Inc.  Distribution  Agreement dated as of January 2,
          2004,  by and between  Forum  Financial  Services,  LLC and  Bridgeway
          Funds, Inc., was filed  electronically as an exhibit to Post-Effective
          Amendment  No. 19 on August 27, 2004,  and is hereby  incorporated  by reference.

     (2)  Amended and Restated  Bridgeway  Funds,  Inc.  Distribution  Agreement
          dated as of October 1, 2004, by and between  Bridgeway Funds, Inc. and
          Foreside Fund Services, LLC, was filed electronically as an exhibit to
          Post-Effective  Amendment  No. 21 on August  24,  2005,  and is hereby incorporated by reference.

(f)  None.

(g)  (1)  Custody  Agreement dated as of June 22, 2001, by and between Bridgeway
          Funds,   Inc.  and  First  Bank,   N.A.,  n/k/a  US  Bank,  was  filed
          electronically  as an exhibit to  Post-Effective  Amendment  No. 13 on
          August 17, 2001, and is hereby incorporated by reference.

     (2)  Addendum to the Custody  Agreement  dated as of June 22, 2001,  by and between Bridgeway Funds, Inc. and First Bank, N.A., n/k/a US Bank, was
          filed electronically as an exhibit to Post-Effective  Amendment No. 21 on August 24, 2005, and is hereby incorporated by reference.

(h)  (1)  Transfer Agency Agreement dated as of December 1, 2003, by and between
          Bridgeway  Funds,  Inc.  and  Forum  Shareholder  Services,  was filed electronically  as an exhibit to  Post-Effective  Amendment  No. 19 on
          August 27, 2004, and is hereby incorporated by reference.

     (2)  Amendment dated as of February 4, 2005 to Transfer  Agency  Agreement, by and between Bridgeway Funds,  Inc. and Forum Shareholder  Services,
          was filed electronically as an exhibit to Post-Effective Amendment No.
          21 on August 24, 2005, and is hereby incorporated by reference.

     (3)  Administration, Bookkeeping and Pricing Services Agreement dated as of
          November 3, 2003, by and between Bridgeway Funds, Inc. and ALPS Mutual
          Fund  Services,  Inc.,  was  filed  electronically  as an  exhibit  to
          Post-Effective  Amendment  No. 19 on August  27,  2004,  and is hereby incorporated by reference.

     (4)  Master  Administrative  Services Agreement dated as of July 1, 2004 by and between Bridgeway Funds,  Inc. and Bridgeway  Capital  Management,
          Inc.,  was  filed  electronically  as  an  exhibit  to  Post-Effective
          Amendment  No. 19 on August 27, 2004,  and is hereby  incorporated  by reference.

(i)       Legal Opinion is hereby incorporated by reference.

(j)  (1)  Consent of  Briggs,  Bunting &  Dougherty,  LLP is filed  herewith  as
          Exhibit No. EX-99.j.1.

(k)  None.

(l)  (1)  Investment  Representation  Letters between  Bridgeway Funds, Inc. and initial  stockholders  were  filed  electronically  as an  exhibit  to
          Post-Effective  Amendment  No. 19 on August 27,  2004,  and are hereby incorporated by reference.

     (2)  Investment  Representation  Letter between  Bridgeway Funds,  Inc. and
          initial  stockholder  was  filed   electronically  as  an  exhibit  to
          Post-Effective  Amendment  No. 17 on August  15,  2003,  and is hereby incorporated by reference.

 (m) (1)  Distribution,  Assistance,  Formation and Servicing Plan,  dated as of
          June  25,   2003,   was  filed   electronically   as  an   exhibit  to
          Post-Effective  Amendment  No. 18 on October 30,  2003,  and is hereby incorporated by reference.

(n)       Bridgeway  Funds,  Inc.  Rule 18f-3 Plan dated as of October  31, 2003 was filed electronically as an exhibit to Post-Effective Amendment No.
          19 on August 27, 2004, and is hereby incorporated by reference.

(o)       Reserved.

(p)   (1) Code  of  Ethics  of  Bridgeway  Funds,  Inc.  and  Bridgeway  Capital
          Management,  Inc.,  pursuant to Rule 17j-1 of the 1940 Act,  was filed electronically  as an exhibit to  Post-Effective  Amendment  No. 21 on
          August 24, 2005, and is hereby incorporated by reference.

Item 24. Persons controlled by or under Common Control with Registrant

         None

Item 25. Indemnification

     Article Tenth of the registrant's  Articles of Incorporation  provides that any  present  or  former  director,  officer,  employee  or  agent  of  the registrant,  shall be entitled  to  indemnification  to the fullest  extent permitted  by law,  including  under the  Investment  Company  Act of 1940, except to the extent  such  director,  officer,  employee or agent has been adjudicated  to have  engaged in  willful  misfeasance,  bad  faith,  gross negligence or reckless disregard of their duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling
     persons  of  the  registrant  pursuant  to  the  foregoing   provisions  or
     otherwise,  the  registrant  has been  advised  that in the  opinion of the
     Securities and Exchange  Commission such  indemnification by the registrant is against  public  policy as expressed in the Act and,  therefore,  may be unenforceable.  In the event that a claim for such indemnification  (except insofar as it  provides  for the  payment  by the  registrant  of  expenses incurred  or paid by a  director,  officer  or  controlling  person  in the successful  defense of any action,  suit or proceeding) is asserted against the  registrant by such  director,  officer or  controlling  person and the
     Securities  and  Exchange  Commission  is still of the  same  opinion,  the registrant  will,  unless in the opinion of its counsel the matter has been settled  by  controlling  precedent,  submit  to  a  court  of  appropriate jurisdiction the question of whether or not such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     As stated in the  Prospectus and Statement of Additional  Information,  the
     Investment  Adviser was organized in 1993 and acts as an Investment Adviser to other individuals,  businesses and registered investment companies.  The
     Investment  Adviser is not engaged in any other  business of a  substantial nature.

Item 27. Principal Underwriters

     (a)  In  addition to the  Bridgeway  Funds,  Foreside  Fund  Services,  LLC
          ("FFS") acts as principal  underwriter  for the  following  investment companies:

                      Century Capital Management Trust
                      Forum Funds
                      Monarch Funds
                      ICM Series Trust
                      Sound Shore Fund, Inc.
                      Henderson Global Funds
                      American Beacon Funds
                      American Beacon Mileage Funds
                      American Beacon Select Funds
                      Wintergreen Fund, Inc.

     (b)  The  following  table   identifies  the  officers  of  FFS  and  their
          positions,  if any,  with the Fund.  The  business  address of each of these  individuals  (other than Mr.  Berthy) is Two  Portland  Square,
          First Floor,  Portland,  Maine 04101. Mr. Berthy's business address is
          77 West Elmwood Drive, Suite 301, Dayton, OH 45459.

Name                      Position with Underwriter           Position with Fund

Carl A. Bright            President and Treasurer                     None
Richard J. Berthy         Vice President and Assist. Treasurer        None
Simon D. Collier          Principal Executive Officer                 None
Nanette K. Chern          Chief Compliance Officer, Secretary         None
                          And Vice President
Mark A. Fairbanks         Deputy Chief Compliance Officer,            None
                          Vice President and Assist. Secretary

Item 28. Location of Accounts and Records

     Bridgeway Capital  Management,  Inc., 5615 Kirby Drive, Suite 518, Houston,
     TX 77005-2448,  will maintain physical possession of each account,  book or other document of the registrant at its principal executive offices, except for those  maintained by the registrant's  administrator,  ALPS Mutual Fund
     Services,  Inc., 1625 Broadway,  Suite 2200,  Denver,  Colorado 80202,  the
     registrant's distributor, Foreside Fund Services, LLC, Two Portland Square,
     Portland,  Maine 04101 and the registrant's  custodian, US Bank, 425 Walnut
     Street, Cincinnati, OH 45202.

Item 29. Management Services

     None.

Item 30. Undertakings

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the  Investment  Company Act of 1940,  as amended,  the Fund has duly  caused  this  Registration  Statement  to be signed  on its  behalf by the undersigned,  duly authorized, in the City of Houston, and the State of Texas on
the 28th day of October, 2005.

                                                  Bridgeway Funds, Inc.

                                                  /s/ Michael D. Mulcahy
                                                  Michael D. Mulcahy, President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the date(s) indicated.

Signature                    Title                          Date

/s/John N. R. Montgomery     Vice President and Director    October 28, 2005
John N. R. Montgomery

/s/Linda G. Giuffre          Treasurer                      October 28, 2005
Linda G. Giuffre             and Principal Financial
                             Officer

/s/Kirbyjon Caldwell         Director                       October 28, 2005
Kirbyjon Caldwell

/s/Karen S. Gerstner         Director                       October 28, 2005
Karen S. Gerstner

/s/Miles D. Harper, III      Director                       October 28, 2005
Miles D. Harper, III

/s/Michael D. Mulcahy        President and Director         October 28, 2005
Michael D. Mulcahy

                                  EXHIBIT INDEX

Form N-1A                                                            EDGAR
Exhibit No.    Description                                         Exhibit No.

Item 23(d)(3)  Amendment to Management Agreement between           EX-99.d.3
               Bridgeway Funds, Inc. and Bridgeway Capital
               Management, Inc.

Item 23(j)(1)  Consent of Briggs, Bunting & Dougherty, LLP         EX-99.j.1